GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Financial Statements

Year ended December 31, 2025

(With Report of Independent Registered Public Accounting Firm Thereon)

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Year ended December 31, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of

Genworth Life and Annuity Insurance Company

and

Contract Owners of

Genworth Life & Annuity VA Separate Account 1:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise Genworth Life & Annuity VA Separate Account 1 (the Subaccounts), as of December 31, 2025, the related statements of operations for the year or period listed in the Appendix, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Subaccounts as of December 31, 2025, the results of their operations for the year or period listed in the Appendix, and the changes in their net assets for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agent of the underlying investments. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Genworth Life and Annuity Insurance Company separate account investment companies since 1997.

Richmond, Virginia

April 23, 2026

Appendix

Statements of assets and liabilities as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AB Variable Products Series Fund, Inc.

AB VPS Balanced Hedged Allocation Portfolio — Class B

AB VPS International Value Portfolio — Class B

AB VPS Large Cap Growth Portfolio — Class B

AB VPS Relative Value Portfolio — Class B

AB VPS Small Cap Growth Portfolio — Class B

AB VPS Sustainable Global Thematic Portfolio — Class B

Advanced Series Trust

AST International Equity Portfolio — Class I Shares

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Fund — Series I shares

Invesco V.I. American Franchise Fund — Series II shares

Invesco V.I. American Value Fund — Series II shares

Invesco V.I. Comstock Fund — Series II shares

Invesco V.I. Core Equity Fund — Series I shares

Invesco V.I. Core Plus Bond Fund — Series I shares

Invesco V.I. Discovery Large Cap Fund — Series I shares (1)

Invesco V.I. Discovery Large Cap Fund — Series II Shares (1)

Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares

Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares

Invesco V.I. EQV International Equity Fund — Series II shares

Invesco V.I. Equity and Income Fund — Series I shares

Invesco V.I. Equity and Income Fund — Series II shares

Invesco V.I. Global Fund — Series II shares

Invesco V.I. Global Real Estate Fund — Series II shares

Invesco V.I. Global Strategic Income Fund — Series I shares

Invesco V.I. Government Securities Fund — Series I shares

Invesco V.I. Main Street Fund® — Series II shares

Invesco V.I. Main Street Small Cap Fund® — Series II shares

Invesco V.I. Technology Fund — Series I shares

Allspring Variable Trust

Allspring VT Discovery All Cap Growth Fund — Class 2

BNY Mellon

BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares

BNY Mellon Variable Investment Fund — Government Money Market Portfolio

BlackRock Variable Series Funds, Inc.

BlackRock Advantage SMID Cap V.I. Fund — Class III Shares

BlackRock Basic Value V.I. Fund — Class III Shares

BlackRock Global Allocation V.I. Fund — Class III Shares

BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares

Columbia Funds Variable Series Trust II

CTIVP® — Principal Large Cap Growth Fund — Class 1 (1)

Columbia Variable Portfolio — Overseas Core Fund — Class 2

Deutsche DWS Variable Series II

DWS Small Mid Cap Value VIP — Class B Shares

Eaton Vance Variable Trust

VT Floating — Rate Income Fund

Federated Hermes Insurance Series

Federated Hermes High Income Bond Fund II — Primary Shares

Federated Hermes High Income Bond Fund II — Service Shares

Federated Hermes Kaufmann Fund II — Service Shares

Federated Hermes Managed Volatility Fund II — Primary Shares

Fidelity® Variable Insurance Products Fund

VIP Asset Manager 50% Portfolio — Initial Class (1)

VIP Asset Manager 50% Portfolio — Service Class 2 (1)

VIP Balanced Portfolio — Service Class 2

VIP Contrafund® Portfolio — Initial Class

VIP Contrafund® Portfolio — Service Class 2

VIP Dynamic Capital Appreciation Portfolio — Service Class 2

VIP Equity-Income PortfolioSM — Initial Class

VIP Equity-Income PortfolioSM — Service Class 2

VIP Growth & Income Portfolio — Initial Class

VIP Growth & Income Portfolio — Service Class 2

VIP Growth Opportunities Portfolio — Initial Class

VIP Growth Opportunities Portfolio — Service Class 2

VIP Growth Portfolio — Initial Class

VIP Growth Portfolio — Service Class 2

VIP Investment Grade Bond Portfolio — Service Class 2

VIP Mid Cap Portfolio — Initial Class

VIP Mid Cap Portfolio — Service Class 2

VIP Overseas Portfolio — Initial Class

VIP Value Strategies Portfolio — Service Class 2

Franklin Templeton Variable Insurance Products Trust

Franklin Allocation VIP Fund — Class 2 Shares

Franklin Income VIP Fund — Class 2 Shares

Franklin Large Cap Growth VIP Fund — Class 2 Shares

Franklin Mutual Shares VIP Fund — Class 2 Shares

Templeton Foreign VIP Fund — Class 1 Shares

Templeton Foreign VIP Fund — Class 2 Shares

Templeton Global Bond VIP Fund — Class 1 Shares

Templeton Growth VIP Fund — Class 2 Shares

Goldman Sachs Variable Insurance Trust

Goldman Sachs Government Money Market Fund — Service Shares

Goldman Sachs Large Cap Value Fund — Institutional Shares

Goldman Sachs Mid Cap Value Fund — Institutional Shares

Janus Aspen Series

Janus Henderson Balanced Portfolio — Institutional Shares

Janus Henderson Balanced Portfolio — Service Shares

Janus Henderson Enterprise Portfolio — Institutional Shares

Janus Henderson Enterprise Portfolio — Service Shares

Janus Henderson Flexible Bond Portfolio — Institutional Shares

Janus Henderson Forty Portfolio — Institutional Shares

Janus Henderson Forty Portfolio — Service Shares

Janus Henderson Global Research Portfolio — Institutional Shares

Janus Henderson Global Research Portfolio — Service Shares

Janus Henderson Global Technology and Innovation Portfolio — Service Shares

Janus Henderson Overseas Portfolio — Institutional Shares

Janus Henderson Overseas Portfolio — Service Shares

Janus Henderson Research Portfolio — Institutional Shares

Janus Henderson Research Portfolio — Service Shares

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Dividend Strategy Portfolio — Class I

ClearBridge Variable Dividend Strategy Portfolio — Class II

ClearBridge Variable Growth Portfolio — Class II (1)

ClearBridge Variable Large Cap Value Portfolio — Class I

Lincoln Variable Insurance Products Trust

LVIP American Century Disciplined Core Value Fund — Standard Class II (1)

LVIP American Century Inflation Protection Fund — Service Class (1)

LVIP American Century International Fund — Standard Class II (1)

LVIP American Century Ultra® Fund — Standard Class II (1)

LVIP American Century Value Fund — Standard Class II (1)

LVIP JPMorgan Core Bond Fund — Standard Class

LVIP JPMorgan Mid Cap Value Fund — Standard Class

LVIP JPMorgan Small Cap Core Fund — Standard Class

LVIP JPMorgan U.S. Equity Fund — Standard Class

MFS® Variable Insurance Trust

MFS® Investors Trust Series — Service Class Shares

MFS® New Discovery Series — Service Class Shares

MFS® Total Return Series — Service Class Shares

MFS® Utilities Series — Service Class Shares

MFS® Variable Insurance Trust II

MFS® Income Portfolio — Service Class Shares

MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares

PIMCO Variable Insurance Trust

All Asset Portfolio — Advisor Class Shares

High Yield Portfolio — Administrative Class Shares

International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares

Long-Term U.S. Government Portfolio — Administrative Class Shares

Low Duration Portfolio — Administrative Class Shares

Total Return Portfolio — Administrative Class Shares

Rydex Variable Trust

NASDAQ — 100® Fund

State Street Variable Insurance Series Funds, Inc.

Income V.I.S. Fund — Class 1 Shares

Premier Growth Equity V.I.S. Fund — Class 1 Shares

Real Estate Securities V.I.S. Fund — Class 1 Shares

S&P 500® Index V.I.S. Fund — Class 1 Shares

Small-Cap Equity V.I.S. Fund — Class 1 Shares

Total Return V.I.S. Fund — Class 1 Shares

Total Return V.I.S. Fund — Class 3 Shares

U.S. Equity V.I.S. Fund — Class 1 Shares

The Alger Portfolios

Alger Large Cap Growth Portfolio — Class I-2 Shares

Alger Small Cap Growth Portfolio — Class I-2 Shares

The Prudential Series Fund

PSF PGIM Jennison Blend Portfolio — Class II Shares

PSF PGIM Jennison Growth Portfolio — Class II Shares

Statements of assets and liabilities as of December 31, 2025, the related statements of operations for the period from January 1, 2025 to April 11, 2025 (liquidation date) and the statements of changes in net assets for the period from January 1, 2025 to April 11, 2025 (liquidation date) and for the year ended December 31, 2024.

The Prudential Series Fund

PSF Mid-Cap Growth Portfolio — Class II Shares

PSF Natural Resources Portfolio — Class II Shares

(1)	See Note 1 to the financial statements for the former name of the subaccount.

[THIS PAGE INTENTIONALLY LEFT BLANK]

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities

December 31, 2025

	AB Variable Products Series Fund, Inc.

	AB VPS Balanced Hedged Allocation Portfolio — Class B	AB VPS International Value Portfolio — Class B	AB VPS Large Cap Growth Portfolio — Class B	AB VPS Relative Value Portfolio — Class B	AB VPS Small Cap Growth Portfolio — Class B

Assets:
Investments at fair value (note 2b)	$5,325,555	$16,862,081	$11,836,975	$24,686,698	$2,390,031
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	4	—	—
Total assets	5,325,555	16,862,081	11,836,979	24,686,698	2,390,031

Liabilities:
Accrued expenses payable to affiliate (note 4b)	278	694	514	1,050	102
Payable for units withdrawn	17,990	188	—	15,673	1
Total liabilities	18,268	882	514	16,723	103

Net assets attributable to:
Variable annuity contract owners in the accumulation period	4,772,387	16,851,566	11,456,054	24,296,253	2,388,670
Variable annuity contract owners in the annuitization period	534,900	9,633	380,411	373,722	1,258
Net assets	$5,307,287	$16,861,199	$11,836,465	$24,669,975	$2,389,928

Investments in securities at cost	$5,347,190	$14,101,962	$8,360,256	$21,549,158	$2,993,228
Shares outstanding	541,765	809,898	145,275	800,217	242,397

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Discovery Large Cap Fund — Series I shares	Invesco V.I. Discovery Large Cap Fund — Series II Shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares	Invesco V.I. EQV International Equity Fund — Series II shares

Assets:
Investments at fair value (note 2b)	$24,273,984	$9,569,195	$19,329,546	$6,141,331	$20,662,455
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	289	—	182	—
Total assets	24,273,984	9,569,484	19,329,546	6,141,513	20,662,455

Liabilities:
Accrued expenses payable to affiliate (note 4b)	936	395	719	261	948
Payable for units withdrawn	10,248	—	13,087	—	9,976
Total liabilities	11,184	395	13,806	261	10,924

Net assets attributable to:
Variable annuity contract owners in the accumulation period	24,116,168	9,431,621	19,073,368	6,132,524	20,067,111
Variable annuity contract owners in the annuitization period	146,632	137,468	242,372	8,728	584,420
Net assets	$24,262,800	$9,569,089	$19,315,740	$6,141,252	$20,651,531

Investments in securities at cost	$18,302,982	$8,136,768	$17,403,308	$6,358,016	$20,001,950
Shares outstanding	383,778	161,505	257,008	96,851	583,850

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2025

AB Variable Products Series Fund, Inc. (continued)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

AB VPS Sustainable Global Thematic Portfolio — Class B	Invesco V.I. American Franchise Fund — Series I shares	Invesco V.I. American Franchise Fund — Series II shares	Invesco V.I. American Value Fund — Series II shares	Invesco V.I. Comstock Fund — Series II shares	Invesco V.I. Core Equity Fund — Series I shares	Invesco V.I. Core Plus Bond Fund — Series I shares

$1,537,310	$7,057,151	$3,515,745	$12,427,821	$46,279,304	$64,616,725	$4,669,871
—	—	—	—	—	—	—
6	345	37	82	—	—	—
1,537,316	7,057,496	3,515,782	12,427,903	46,279,304	64,616,725	4,669,871

66	309	148	523	2,051	3,049	183
—	—	—	—	12,969	37,445	—
66	309	148	523	15,020	40,494	183

1,537,122	6,880,128	3,515,376	12,369,763	45,457,386	61,965,807	4,619,610
128	177,059	258	57,617	806,898	2,610,424	50,078
$1,537,250	$7,057,187	$3,515,634	$12,427,380	$46,264,284	$64,576,231	$4,669,688

$1,408,609	$5,367,752	$2,479,631	$11,359,108	$42,477,212	$61,156,342	$4,644,612
50,803	87,125	48,864	699,765	2,173,758	1,793,415	798,269

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Equity and Income Fund — Series I shares	Invesco V.I. Equity and Income Fund — Series II shares	Invesco V.I. Global Fund — Series II shares	Invesco V.I. Global Real Estate Fund — Series II shares	Invesco V.I. Global Strategic Income Fund — Series I shares	Invesco V.I. Government Securities Fund — Series I shares	Invesco V.I. Main Street Fund® — Series II shares

$5,818,555	$22,095,524	$27,362,998	$46,129	$1,368,706	$—	$77,393,605
—	—	—	—	—	—	—
—	—	—	—	—	—	—
5,818,555	22,095,524	27,362,998	46,129	1,368,706	—	77,393,605

214	1,163	1,158	2	52	—	3,622
5,258	1,212	22	1	873	—	37,942
5,472	2,375	1,180	3	925	—	41,564

5,760,040	21,326,494	27,188,875	45,798	1,324,549	—	74,431,007
53,043	766,655	172,943	328	43,232	—	2,921,034
$5,813,083	$22,093,149	$27,361,818	$46,126	$1,367,781	$—	$77,352,041

$5,503,317	$20,881,458	$27,684,184	$45,928	$1,488,242	$—	$75,152,378
318,476	1,219,400	753,802	3,343	299,498	—	3,608,093

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2025

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)		Advanced Series Trust	Allspring Variable Trust	BNY Mellon

	Invesco V.I. Main Street Small Cap Fund® — Series II shares	Invesco V.I. Technology Fund — Series I shares	AST International Equity Portfolio — Class I Shares	Allspring VT Discovery All Cap Growth Fund — Class 2	BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares

Assets:
Investments at fair value (note 2b)	$22,763,515	$—	$—	$2,176,959	$123,602
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	22,763,515	—	—	2,176,959	123,602

Liabilities:
Accrued expenses payable to affiliate (note 4b)	1,041	—	—	90	5
Payable for units withdrawn	6,784	—	—	2	1
Total liabilities	7,825	—	—	92	6

Net assets attributable to:
Variable annuity contract owners in the accumulation period	22,129,126	—	—	2,176,867	123,235
Variable annuity contract owners in the annuitization period	626,564	—	—	—	361
Net assets	$22,755,690	$—	$—	$2,176,867	$123,596

Investments in securities at cost	$21,705,574	$—	$—	$2,540,259	$107,441
Shares outstanding	821,491	—	—	104,360	6,077

	Columbia Funds Variable Series Trust II (continued)	Deutsche DWS Variable Series II	Eaton Vance Variable Trust	Federated Hermes Insurance Series

	Columbia Variable Portfolio — Overseas Core Fund — Class 2	DWS Small Mid Cap Value VIP — Class B Shares	VT Floating-Rate Income Fund	Federated Hermes High Income Bond Fund II — Primary Shares	Federated Hermes High Income Bond Fund II — Service Shares

Assets:
Investments at fair value (note 2b)	$8,339,737	$143,370	$16,229,479	$3,814,185	$4,865,564
Dividend receivable	—	—	84,816	—	—
Receivable for units sold	—	—	—	—	76
Total assets	8,339,737	143,370	16,314,295	3,814,185	4,865,640

Liabilities:
Accrued expenses payable to affiliate (note 4b)	359	8	756	153	206
Payable for units withdrawn	36,366	3	6,489	13	—
Total liabilities	36,725	11	7,245	166	206

Net assets attributable to:
Variable annuity contract owners in the accumulation period	8,281,921	75,909	15,674,826	3,740,882	4,848,871
Variable annuity contract owners in the annuitization period	21,091	67,450	632,224	73,137	16,563
Net assets	$8,303,012	$143,359	$16,307,050	$3,814,019	$4,865,434

Investments in securities at cost	$6,147,947	$128,721	$16,877,814	$4,029,640	$5,146,804
Shares outstanding	471,172	10,154	1,939,006	659,894	846,185

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2025

BNY Mellon (continued)		BlackRock Variable Series Funds, Inc.				Columbia Funds Variable Series Trust II

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares	BNY Mellon Variable Investment Fund — Government Money Market Portfolio	BlackRock Advantage SMID Cap V.I. Fund — Class III Shares	BlackRock Basic Value V.I. Fund — Class III Shares	BlackRock Global Allocation V.I. Fund — Class III Shares	BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares	CTIVP® — Principal Large Cap Growth Fund — Class 1

$10,256,077	$950,573	$2,473,117	$14,134,169	$107,224,629	$9,307,092	$25,710,572
—	3,070	—	—	—	—	—
—	—	—	—	—	—	—
10,256,077	953,643	2,473,117	14,134,169	107,224,629	9,307,092	25,710,572

428	36	108	596	5,474	393	1,069
—	—	5	1,030	9,876	1	28,087
428	36	113	1,626	15,350	394	29,156

10,255,649	935,414	2,467,804	14,112,717	97,903,181	9,306,698	25,593,155
—	18,193	5,200	19,826	9,306,098	—	88,261
$10,255,649	$953,607	$2,473,004	$14,132,543	$107,209,279	$9,306,698	$25,681,416

$6,304,442	$950,573	$2,696,681	$14,021,095	$112,015,727	$8,029,234	$14,777,871
175,318	950,573	239,411	1,033,200	8,037,828	445,529	315,390

Federated Hermes Insurance Series (continued)		Fidelity® Variable Insurance Products Fund

Federated Hermes Kaufmann Fund II — Service Shares	Federated Hermes Managed Volatility Fund II — Primary Shares	VIP Asset Manager 50% Portfolio — Initial Class	VIP Asset Manager 50% Portfolio — Service Class 2	VIP Balanced Portfolio — Service Class 2	VIP Contrafund® Portfolio — Initial Class	VIP Contrafund® Portfolio — Service Class 2

$22,714,024	$6,288,993	$25,890,637	$3,955,169	$52,090,915	$107,831,270	$133,093,817
—	—	—	—	—	—	—
—	—	—	—	208	—	—
22,714,024	6,288,993	25,890,637	3,955,169	52,091,123	107,831,270	133,093,817

1,031	254	865	191	2,639	4,231	5,990
6,650	1,425	11,893	—	—	4,289	51,394
7,681	1,679	12,758	191	2,639	8,520	57,384

22,137,430	6,224,842	25,377,908	3,921,757	49,927,394	106,643,279	129,523,443
568,913	62,472	499,971	33,221	2,161,090	1,179,471	3,512,990
$22,706,343	$6,287,314	$25,877,879	$3,954,978	$52,088,484	$107,822,750	$133,036,433

$21,481,790	$5,943,313	$22,376,429	$3,479,182	$40,132,926	$73,171,237	$105,543,717
1,309,921	604,711	1,469,389	233,068	2,046,794	1,800,489	2,340,728

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2025

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Dynamic Capital Appreciation Portfolio — Service Class 2	VIP Equity-Income PortfolioSM — Initial Class	VIP Equity-Income PortfolioSM — Service Class 2	VIP Growth & Income Portfolio — Initial Class	VIP Growth & Income Portfolio — Service Class 2

Assets:
Investments at fair value (note 2b)	$1,855,741	$62,810,286	$31,317,951	$14,191,879	$11,758,093
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	1,855,741	62,810,286	31,317,951	14,191,879	11,758,093

Liabilities:
Accrued expenses payable to affiliate (note 4b)	79	2,363	1,349	560	505
Payable for units withdrawn	1	3,806	62,257	19	5,502
Total liabilities	80	6,169	63,606	579	6,007

Net assets attributable to:
Variable annuity contract owners in the accumulation period	1,855,661	62,078,916	30,669,324	14,170,234	11,665,699
Variable annuity contract owners in the annuitization period	—	725,201	585,021	21,066	86,387
Net assets	$1,855,661	$62,804,117	$31,254,345	$14,191,300	$11,752,086

Investments in securities at cost	$1,401,207	$49,844,641	$25,711,842	$9,345,392	$8,476,420
Shares outstanding	100,473	2,134,227	1,113,329	425,544	367,555

	Fidelity® Variable Insurance Products Fund (continued)		Franklin Templeton Variable Insurance Products Trust

	VIP Overseas Portfolio — Initial Class	VIP Value Strategies Portfolio — Service Class 2	Franklin Allocation VIP Fund — Class 2 Shares	Franklin Income VIP Fund — Class 2 Shares	Franklin Large Cap Growth VIP Fund — Class 2 Shares

Assets:
Investments at fair value (note 2b)	$9,895,680	$2,311,070	$22,984,177	$116,171,805	$112,515
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	9,895,680	2,311,070	22,984,177	116,171,805	112,515

Liabilities:
Accrued expenses payable to affiliate (note 4b)	371	99	1,216	6,126	5
Payable for units withdrawn	66	1	973	33,519	—
Total liabilities	437	100	2,189	39,645	5

Net assets attributable to:
Variable annuity contract owners in the accumulation period	9,819,419	2,304,144	19,060,333	105,466,229	112,510
Variable annuity contract owners in the annuitization period	75,824	6,826	3,921,655	10,665,931	—
Net assets	$9,895,243	$2,310,970	$22,981,988	$116,132,160	$112,510

Investments in securities at cost	$7,688,665	$2,074,903	$24,465,590	$113,621,511	$117,972
Shares outstanding	359,581	142,923	4,148,768	7,663,048	6,275

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2025

Fidelity® Variable Insurance Products Fund (continued)

VIP Growth Opportunities Portfolio — Initial Class	VIP Growth Opportunities Portfolio — Service Class 2	VIP Growth Portfolio — Initial Class	VIP Growth Portfolio — Service Class 2	VIP Investment Grade Bond Portfolio — Service Class 2	VIP Mid Cap Portfolio — Initial Class	VIP Mid Cap Portfolio — Service Class 2

$16,741,942	$8,286,074	$73,215,218	$17,539,605	$44,898,944	$—	$45,212,898
—	—	—	—	—	—	—
—	—	—	122	—	—	—
16,741,942	8,286,074	73,215,218	17,539,727	44,898,944	—	45,212,898

658	352	2,672	747	2,127	—	1,902
2,459	22	3,670	—	20,728	—	26,013
3,117	374	6,342	747	22,855	—	27,915

16,714,198	8,140,281	72,513,779	17,426,800	42,820,724	—	44,801,051
24,627	145,419	695,097	112,180	2,055,365	—	383,932
$16,738,825	$8,285,700	$73,208,876	$17,538,980	$44,876,089	$—	$45,184,983

$8,251,939	$5,010,663	$57,104,225	$15,085,317	$46,151,857	$—	$44,377,627
167,940	85,955	749,235	188,842	4,092,885	—	1,285,553

Franklin Templeton Variable Insurance Products Trust (continued)					Goldman Sachs Variable Insurance Trust

Franklin Mutual Shares VIP Fund — Class 2 Shares	Templeton Foreign VIP Fund — Class 1 Shares	Templeton Foreign VIP Fund — Class 2 Shares	Templeton Global Bond VIP Fund — Class 1 Shares	Templeton Growth VIP Fund — Class 2 Shares	Goldman Sachs Government Money Market Fund — Service Shares	Goldman Sachs Large Cap Value Fund — Institutional Shares

$19,339,360	$3,143,742	$141,155	$1,732,274	$4,142,347	$111,310,146	$4,158,648
—	—	—	—	—	335,392	—
—	—	—	—	—	71,270	—
19,339,360	3,143,742	141,155	1,732,274	4,142,347	111,716,808	4,158,648

885	128	6	66	176	4,825	167
11,633	59	1	—	552	—	—
12,518	187	7	66	728	4,825	167

18,764,899	3,111,627	141,148	1,666,421	4,070,068	110,797,746	4,111,974
561,943	31,928	—	65,787	71,551	914,237	46,507
$19,326,842	$3,143,555	$141,148	$1,732,208	$4,141,619	$111,711,983	$4,158,481

$20,261,833	$2,693,198	$121,015	$2,027,257	$3,536,477	$111,310,146	$4,695,089
1,201,202	189,040	8,703	123,734	292,745	111,310,146	508,392

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2025

	Goldman Sachs Variable Insurance Trust (continued)	Janus Aspen Series

	Goldman Sachs Mid Cap Value Fund — Institutional Shares	Janus Henderson Balanced Portfolio — Institutional Shares	Janus Henderson Balanced Portfolio — Service Shares	Janus Henderson Enterprise Portfolio — Institutional Shares	Janus Henderson Enterprise Portfolio — Service Shares

Assets:
Investments at fair value (note 2b)	$24,165,384	$48,706,488	$69,819,122	$35,083,825	$4,588,906
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	24,165,384	48,706,488	69,819,122	35,083,825	4,588,906

Liabilities:
Accrued expenses payable to affiliate (note 4b)	990	1,894	3,426	1,376	193
Payable for units withdrawn	8,013	9,661	23,218	13,752	306
Total liabilities	9,003	11,555	26,644	15,128	499

Net assets attributable to:
Variable annuity contract owners in the accumulation period	23,833,135	48,224,450	66,846,679	34,765,866	4,588,407
Variable annuity contract owners in the annuitization period	323,246	470,483	2,945,799	302,831	—
Net assets	$24,156,381	$48,694,933	$69,792,478	$35,068,697	$4,588,407

Investments in securities at cost	$23,514,666	$29,927,473	$45,212,309	$25,680,310	$3,646,488
Shares outstanding	1,483,449	871,939	1,173,825	419,763	62,562

	Janus Aspen Series (continued)			Legg Mason Partners Variable Equity Trust

	Janus Henderson Overseas Portfolio — Service Shares	Janus Henderson Research Portfolio — Institutional Shares	Janus Henderson Research Portfolio — Service Shares	ClearBridge Variable Dividend Strategy Portfolio — Class I	ClearBridge Variable Dividend Strategy Portfolio — Class II

Assets:
Investments at fair value (note 2b)	$1,359,813	$41,706,849	$3,040,398	$3,898,422	$4,130,834
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	1,359,813	41,706,849	3,040,398	3,898,422	4,130,834

Liabilities:
Accrued expenses payable to affiliate (note 4b)	58	1,611	130	154	224
Payable for units withdrawn	7	1,307	91	—	2
Total liabilities	65	2,918	221	154	226

Net assets attributable to:
Variable annuity contract owners in the accumulation period	1,354,654	41,235,993	3,039,770	3,853,141	3,956,460
Variable annuity contract owners in the annuitization period	5,094	467,938	407	45,127	174,148
Net assets	$1,359,748	$41,703,931	$3,040,177	$3,898,268	$4,130,608

Investments in securities at cost	$795,867	$21,976,164	$1,615,169	$3,834,535	$4,059,872
Shares outstanding	25,647	642,633	49,647	192,515	202,294

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2025

Janus Aspen Series (continued)

Janus Henderson Flexible Bond Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Service Shares	Janus Henderson Global Research Portfolio — Institutional Shares	Janus Henderson Global Research Portfolio — Service Shares	Janus Henderson Global Technology and Innovation Portfolio — Service Shares	Janus Henderson Overseas Portfolio — Institutional Shares

$5,425,846	$38,285,984	$16,031,631	$34,868,137	$2,255,915	$13,624,088	$16,628,073
—	—	—	—	—	—	—
—	—	228	—	63	—	—
5,425,846	38,285,984	16,031,859	34,868,137	2,255,978	13,624,088	16,628,073

211	1,544	680	1,338	95	551	656
1	2,430	—	4,379	—	41,386	2,797
212	3,974	680	5,717	95	41,937	3,453

5,385,124	37,484,649	16,005,596	33,310,153	2,255,883	13,397,429	16,502,380
40,510	797,361	25,583	1,552,267	—	184,722	122,240
$5,425,634	$38,282,010	$16,031,179	$34,862,420	$2,255,883	$13,582,151	$16,624,620

$6,235,508	$26,565,537	$12,458,181	$19,813,616	$1,267,942	$7,725,077	$11,243,618
546,410	644,328	309,073	437,657	29,520	569,093	297,887

Legg Mason Partners Variable Equity Trust (continued)		Lincoln Variable Insurance Products Trust

ClearBridge Variable Growth Portfolio — Class II	ClearBridge Variable Large Cap Value Portfolio — Class I	LVIP American Century Disciplined Core Value Fund — Standard Class II	LVIP American Century Inflation Protection Fund — Service Class	LVIP American Century International Fund — Standard Class II	LVIP American Century Ultra® Fund — Standard Class II	LVIP American Century Value Fund — Standard Class II

$2,273,533	$11,105,388	$31,966	$13,692,060	$195,058	$—	$59,195
—	—	—	—	—	—	—
—	—	—	—	—	—	—
2,273,533	11,105,388	31,966	13,692,060	195,058	—	59,195

100	459	2	650	9	—	2
2	14,240	—	6,172	2	—	—
102	14,699	2	6,822	11	—	2

2,262,184	10,971,040	31,964	12,887,097	126,795	—	59,193
11,247	119,649	—	798,141	68,252	—	—
$2,273,431	$11,090,689	$31,964	$13,685,238	$195,047	$—	$59,193

$3,309,814	$11,414,553	$26,498	$14,997,382	$174,972	$—	$48,509
171,717	579,009	3,302	1,515,279	15,930	—	4,582

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2025

	Lincoln Variable Insurance Products Trust (continued)				MFS® Variable Insurance Trust

	LVIP JPMorgan Core Bond Fund — Standard Class	LVIP JPMorgan Mid Cap Value Fund — Standard Class	LVIP JPMorgan Small Cap Core Fund — Standard Class	LVIP JPMorgan U.S. Equity Fund — Standard Class	MFS® Investors Trust Series — Service Class Shares

Assets:
Investments at fair value (note 2b)	$720,588	$167,078	$12,846	$841,474	$3,289,570
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	19
Total assets	720,588	167,078	12,846	841,474	3,289,589

Liabilities:
Accrued expenses payable to affiliate (note 4b)	38	8	—	42	139
Payable for units withdrawn	1	2	—	1	—
Total liabilities	39	10	—	43	139

Net assets attributable to:
Variable annuity contract owners in the accumulation period	448,754	99,507	12,494	503,579	3,258,803
Variable annuity contract owners in the annuitization period	271,795	67,561	352	337,852	30,647
Net assets	$720,549	$167,068	$12,846	$841,431	$3,289,450

Investments in securities at cost	$750,155	$181,984	$12,032	$737,995	$3,311,137
Shares outstanding	72,377	18,540	585	17,045	128,650

	PIMCO Variable Insurance Trust (continued)				Rydex Variable Trust

	International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Low Duration Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	NASDAQ — 100® Fund

Assets:
Investments at fair value (note 2b)	$977,031	$23,175,668	$22,381,192	$85,260,651	$9,881,535
Dividend receivable	2,835	69,089	78,150	305,930	—
Receivable for units sold	173	—	—	—	—
Total assets	980,039	23,244,757	22,459,342	85,566,581	9,881,535

Liabilities:
Accrued expenses payable to affiliate (note 4b)	41	1,109	1,035	3,849	418
Payable for units withdrawn	—	9,569	6,774	76,100	25
Total liabilities	41	10,678	7,809	79,949	443

Net assets attributable to:
Variable annuity contract owners in the accumulation period	963,619	22,053,783	21,516,023	82,951,453	9,881,092
Variable annuity contract owners in the annuitization period	16,379	1,180,296	935,510	2,535,179	—
Net assets	$979,998	$23,234,079	$22,451,533	$85,486,632	$9,881,092

Investments in securities at cost	$1,013,460	$27,833,102	$22,670,810	$89,805,787	$5,245,262
Shares outstanding	97,314	3,098,351	2,288,465	9,022,291	102,156

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2025

MFS® Variable Insurance Trust (continued)			MFS® Variable Insurance Trust II		PIMCO Variable Insurance Trust

MFS® New Discovery Series — Service Class Shares	MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares	MFS® Income Portfolio — Service Class Shares	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	All Asset Portfolio — Advisor Class Shares	High Yield Portfolio — Administrative Class Shares

$7,592,195	$23,061,764	$8,860,885	$11,924	$4,208,326	$2,917,569	$23,275,436
—	—	—	—	—	—	121,898
348	—	239	—	353	—	—
7,592,543	23,061,764	8,861,124	11,924	4,208,679	2,917,569	23,397,334

322	1,220	384	—	178	129	1,058
—	316	—	—	—	266	16,289
322	1,536	384	—	178	395	17,347

7,545,222	22,128,673	8,845,452	11,924	4,182,364	2,917,174	22,674,567
46,999	931,555	15,288	—	26,137	—	705,420
$7,592,221	$23,060,228	$8,860,740	$11,924	$4,208,501	$2,917,174	$23,379,987

$9,018,176	$22,935,909	$7,353,790	$13,124	$3,872,396	$3,032,747	$23,122,624
627,454	1,018,629	240,654	1,409	192,425	298,931	3,141,084

State Street Variable Insurance Series Funds, Inc.

Income V.I.S. Fund — Class 1 Shares	Premier Growth Equity V.I.S. Fund — Class 1 Shares	Real Estate Securities V.I.S. Fund — Class 1 Shares	S&P 500® Index V.I.S. Fund — Class 1 Shares	Small-Cap Equity V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 3 Shares

$6,673,392	$27,074,036	$14,597,427	$156,625,220	$18,158,123	$627,990,960	$246,723,483
—	—	—	—	—	—	—
291	120	—	—	—	—	—
6,673,683	27,074,156	14,597,427	156,625,220	18,158,123	627,990,960	246,723,483

272	1,133	593	6,400	772	28,015	12,881
—	—	207	24,034	11,699	223,216	81,783
272	1,133	800	30,434	12,471	251,231	94,664

6,492,644	26,713,424	14,559,958	155,502,296	17,971,721	137,755,428	179,389,082
180,767	359,599	36,669	1,092,490	173,931	489,984,301	67,239,737
$6,673,411	$27,073,023	$14,596,627	$156,594,786	$18,145,652	$627,739,729	$246,628,819

$7,562,575	$24,255,778	$16,313,330	$115,128,551	$21,342,467	$607,840,438	$236,256,163
683,749	235,631	1,387,588	2,643,910	1,637,342	37,027,769	14,547,375

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2025

	State Street Variable Insurance Series Funds, Inc. (continued)	The Alger Portfolios		The Prudential Series Fund

	U.S. Equity V.I.S. Fund — Class 1 Shares	Alger Large Cap Growth Portfolio — Class I-2 Shares	Alger Small Cap Growth Portfolio — Class I-2 Shares	PSF Mid-Cap Growth Portfolio — Class II Shares	PSF Natural Resources Portfolio — Class II Shares

Assets:
Investments at fair value (note 2b)	$15,063,952	$30,625,582	$9,710,268	$—	$—
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	15,063,952	30,625,582	9,710,268	—	—

Liabilities:
Accrued expenses payable to affiliate (note 4b)	639	1,210	386	—	—
Payable for units withdrawn	3,144	28,262	5,370	—	—
Total liabilities	3,783	29,472	5,756	—	—

Net assets attributable to:
Variable annuity contract owners in the accumulation period	15,008,135	30,376,271	9,588,791	—	—
Variable annuity contract owners in the annuitization period	52,034	219,839	115,721	—	—
Net assets	$15,060,169	$30,596,110	$9,704,512	$—	$—

Investments in securities at cost	$14,687,691	$20,046,659	$12,517,874	$—	$—
Shares outstanding	323,886	296,846	520,937	—	—

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2025

The Prudential Series Fund (continued)

PSF PGIM Jennison Blend Portfolio — Class II Shares	PSF PGIM Jennison Growth Portfolio — Class II Shares

$9,665,978	$8,397,107
—	—
10	—
9,665,988	8,397,107

414	374
—	1
414	375

9,650,113	8,396,732
15,461	—
$9,665,574	$8,396,732

$7,131,209	$3,380,360
69,117	42,515

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations

	AB Variable Products Series Fund, Inc.

	AB VPS Balanced Hedged Allocation Portfolio — Class B	AB VPS International Value Portfolio — Class B	AB VPS Large Cap Growth Portfolio — Class B	AB VPS Relative Value Portfolio — Class B	AB VPS Small Cap Growth Portfolio — Class B

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	$99,365	$353,024	$—	$214,406	$—
Mortality and expense risk and administrative charges (note 4a)	101,381	170,861	184,987	382,101	41,844
Net investment income (expense)	(2,016)	182,163	(184,987)	(167,695)	(41,844)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(60,357)	360,028	783,726	693,525	(373,521)
Change in unrealized appreciation (depreciation)	544,347	2,592,818	(509,548)	(526,924)	460,476
Capital gain distributions	275,403	—	1,107,027	2,002,121	—
Net realized and unrealized gain (loss) on investments	759,393	2,952,846	1,381,205	2,168,722	86,955

Increase (decrease) in net assets from operations	$757,377	$3,135,009	$1,196,218	$2,001,027	$45,111

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Discovery Large Cap Fund — Series I shares	Invesco V.I. Discovery Large Cap Fund — Series II Shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares	Invesco V.I. EQV International Equity Fund — Series II shares

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	$—	$—	$—	$—	$240,995
Mortality and expense risk and administrative charges (note 4a)	340,045	153,204	262,657	100,506	349,314
Net investment income (expense)	(340,045)	(153,204)	(262,657)	(100,506)	(108,319)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	1,463,495	504,009	251,314	12,143	157,891
Change in unrealized appreciation (depreciation)	(1,421,481)	(520,425)	(1,060,052)	(351,168)	1,480,946
Capital gain distributions	2,868,473	1,210,587	1,646,423	612,168	1,315,072
Net realized and unrealized gain (loss) on investments	2,910,487	1,194,171	837,685	273,143	2,953,909

Increase (decrease) in net assets from operations	$2,570,442	$1,040,967	$575,028	$172,637	$2,845,590

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

AB Variable Products Series Fund, Inc. (continued)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

AB VPS Sustainable Global Thematic Portfolio — Class B	Invesco V.I. American Franchise Fund — Series I shares	Invesco V.I. American Franchise Fund — Series II shares	Invesco V.I. American Value Fund — Series II shares	Invesco V.I. Comstock Fund — Series II shares	Invesco V.I. Core Equity Fund — Series I shares	Invesco V.I. Core Plus Bond Fund — Series I shares

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

$—	$—	$—	$24,783	$647,678	$409,934	$206,100
24,748	114,538	54,095	170,819	697,789	1,041,191	68,844
(24,748)	(114,538)	(54,095)	(146,036)	(50,111)	(631,257)	137,256

36,909	623,149	185,473	122,951	930,261	708,879	(1,425)
(158,554)	(447,241)	(166,372)	242,431	579,279	3,373,976	129,237
206,883	656,219	360,067	1,780,622	4,799,725	4,719,136	—
85,238	832,127	379,168	2,146,004	6,309,265	8,801,991	127,812

$60,490	$717,589	$325,073	$1,999,968	$6,259,154	$8,170,734	$265,068

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Equity and Income Fund — Series I shares	Invesco V.I. Equity and Income Fund — Series II shares	Invesco V.I. Global Fund — Series II shares	Invesco V.I. Global Real Estate Fund — Series II shares	Invesco V.I. Global Strategic Income Fund — Series I shares	Invesco V.I. Government Securities Fund — Series I shares	Invesco V.I. Main Street Fund® — Series II shares

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

$118,935	$413,109	$—	$819	$79,030	$—	$240,048
77,458	434,932	420,556	2,174	19,340	—	1,337,989
41,477	(21,823)	(420,556)	(1,355)	59,690	—	(1,097,941)

49,497	267,607	345,105	8,173	(32,098)	—	45,624
235,115	819,248	(1,684,197)	1,931	122,639	—	6,648,546
302,123	1,185,251	5,121,732	—	—	—	4,816,659
586,735	2,272,106	3,782,640	10,104	90,541	—	11,510,829

$628,212	$2,250,283	$3,362,084	$8,749	$150,231	$—	$10,412,888

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)		Advanced Series Trust	Allspring Variable Trust	BNY Mellon

	Invesco V.I. Main Street Small Cap Fund® — Series II shares	Invesco V.I. Technology Fund — Series I shares	AST International Equity Portfolio — Class I Shares	Allspring VT Discovery All Cap Growth Fund — Class 2	BNY Mellon Investment Portfolios— MidCap Stock Portfolio — Initial Shares

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	$54,944	$—	$—	$—	$1,731
Mortality and expense risk and administrative charges (note 4a)	395,813	—	—	33,445	3,255
Net investment income (expense)	(340,869)	—	—	(33,445)	(1,524)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	473,418	—	—	(24,316)	7,642
Change in unrealized appreciation (depreciation)	(932,171)	—	—	(435,002)	(11,669)
Capital gain distributions	2,443,036	—	—	798,197	22,497
Net realized and unrealized gain (loss) on investments	1,984,283	—	—	338,879	18,470

Increase (decrease) in net assets from operations	$1,643,414	$—	$—	$305,434	$16,946

	Columbia Funds Variable Series Trust II (continued)	Deutsche DWS Variable Series II	Eaton Vance Variable Trust	Federated Hermes Insurance Series

	Columbia Variable Portfolio— Overseas Core Fund — Class 2	DWS Small Mid Cap Value VIP — Class B Shares	VT Floating- Rate Income Fund	Federated Hermes High Income Bond Fund II — Primary Shares	Federated Hermes High Income Bond Fund II — Service Shares

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income—Ordinary dividends	$142,851	$62	$1,134,328	$248,812	$299,765
Mortality and expense risk and administrative charges (note 4a)	125,883	1,351	285,429	59,402	77,422
Net investment income (expense)	16,968	(1,289)	848,899	189,410	222,343

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	322,108	1,446	(145,407)	(78,688)	(88,612)
Change in unrealized appreciation (depreciation)	2,089,427	13,973	(347,551)	151,509	183,704
Capital gain distributions	—	1,228	—	—	—
Net realized and unrealized gain (loss) on investments	2,411,535	16,647	(492,958)	72,821	95,092

Increase (decrease) in net assets from operations	$2,428,503	$15,358	$355,941	$262,231	$317,435

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

BNY Mellon (continued)		BlackRock Variable Series Funds, Inc.				Columbia Funds Variable Series Trust II

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares	BNY Mellon Variable Investment Fund — Government Money Market Portfolio	BlackRock Advantage SMID Cap V.I. Fund — Class III Shares	BlackRock Basic Value V.I. Fund — Class III Shares	BlackRock Global Allocation V.I. Fund — Class III Shares	BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares	CTIVP® — Principal Large Cap Growth Fund — Class 1

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

$26,039	$41,640	$37,469	$243,484	$4,248,300	$—	$—
156,325	16,441	75,451	198,880	2,000,732	141,816	397,726
(130,286)	25,199	(37,982)	44,604	2,247,568	(141,816)	(397,726)

472,062	—	400,019	41,239	(289,709)	269,645	2,278,807
228,204	—	(734,109)	865,355	4,841,262	(797,377)	1,155,297
832,043	—	336,770	1,677,993	10,432,733	1,550,825	—
1,532,309	—	2,680	2,584,587	14,984,286	1,023,093	3,434,104

$1,402,023	$25,199	$(35,302)	$2,629,191	$17,231,854	$881,277	$3,036,378

Federated Hermes Insurance Series (continued)		Fidelity® Variable Insurance Products Fund

Federated Hermes Kaufmann Fund II — Service Shares	Federated Hermes Managed Volatility Fund II — Primary Shares	VIP Asset Manager 50% Portfolio — Initial Class	VIP Asset Manager 50% Portfolio — Service Class 2	VIP Balanced Portfolio — Service Class 2	VIP Contrafund® Portfolio — Initial Class	VIP Contrafund® Portfolio — Service Class 2

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

$—	$185,910	$625,027	$91,298	$787,725	$142,312	$—
383,753	92,540	316,536	72,825	946,846	1,486,855	2,157,011
(383,753)	93,370	308,491	18,473	(159,121)	(1,344,543)	(2,157,011)

83,361	19,830	454,518	60,251	1,913,200	6,940,109	8,429,841
(253,583)	109,119	1,329,706	174,085	1,647,578	(3,146,155)	(4,159,119)
2,739,722	113,417	1,223,236	212,913	2,723,595	16,499,282	21,463,369
2,569,500	242,366	3,007,460	447,249	6,284,373	20,293,236	25,734,091

$2,185,747	$335,736	$3,315,951	$465,722	$6,125,252	$18,948,693	$23,577,080

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Dynamic Capital Appreciation Portfolio — Service Class 2	VIP Equity- Income PortfolioSM — Initial Class	VIP Equity- Income PortfolioSM — Service Class 2	VIP Growth & Income Portfolio — Initial Class	VIP Growth & Income Portfolio — Service Class 2

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	$7,243	$1,071,574	$490,520	$207,195	$165,132
Mortality and expense risk and administrative charges (note 4a)	26,471	834,109	480,476	199,046	197,367
Net investment income (expense)	(19,228)	237,465	10,044	8,149	(32,235)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	24,592	1,881,155	1,062,325	1,200,791	1,177,170
Change in unrealized appreciation (depreciation)	(71,692)	4,339,391	1,952,086	4,245	(139,293)
Capital gain distributions	327,171	3,340,955	1,749,761	1,267,009	1,202,699
Net realized and unrealized gain (loss) on investments	280,071	9,561,501	4,764,172	2,472,045	2,240,576

Increase (decrease) in net assets from operations	$260,843	$9,798,966	$4,774,216	$2,480,194	$2,208,341

	Fidelity® Variable Insurance Products Fund (continued)		Franklin Templeton Variable Insurance Products Trust

	VIP Overseas Portfolio — Initial Class	VIP Value Strategies Portfolio — Service Class 2	Franklin Allocation VIP Fund — Class 2 Shares	Franklin Income VIP Fund — Class 2 Shares	Franklin Large Cap Growth VIP Fund — Class 2 Shares

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	$154,486	$19,737	$469,840	$6,105,382	$—
Mortality and expense risk and administrative charges (note 4a)	133,105	37,712	463,622	2,298,611	1,848
Net investment income (expense)	21,381	(17,975)	6,218	3,806,771	(1,848)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	351,186	49,599	(706,975)	(558,376)	5,711
Change in unrealized appreciation (depreciation)	402,869	25,405	2,092,236	7,246,202	(19,452)
Capital gain distributions	859,786	98,949	991,836	1,283,327	21,454
Net realized and unrealized gain (loss) on investments	1,613,841	173,953	2,377,097	7,971,153	7,713

Increase (decrease) in net assets from operations	$1,635,222	$155,978	$2,383,315	$11,777,924	$5,865

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

Fidelity® Variable Insurance Products Fund (continued)

VIP Growth Opportunities Portfolio — Initial Class	VIP Growth Opportunities Portfolio — Service Class 2	VIP Growth Portfolio — Initial Class	VIP Growth Portfolio — Service Class 2	VIP Investment Grade Bond Portfolio — Service Class 2	VIP Mid Cap Portfolio — Initial Class	VIP Mid Cap Portfolio — Service Class 2

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

$—	$—	$203,182	$8,371	$1,556,045	$—	$106,588
225,177	125,261	940,790	274,822	797,284	—	835,942
(225,177)	(125,261)	(737,608)	(266,451)	758,761	—	(729,354)

1,205,568	792,984	2,576,335	724,513	(611,124)	—	(1,023,326)
1,725,902	730,730	(1,889,169)	(639,328)	2,217,815	—	217,234
250,798	120,083	9,049,702	2,277,241	—	—	6,153,200
3,182,268	1,643,797	9,736,868	2,362,426	1,606,691	—	5,347,108

$2,957,091	$1,518,536	$8,999,260	$2,095,975	$2,365,452	$—	$4,617,754

Franklin Templeton Variable Insurance Products Trust (continued)					Goldman Sachs Variable Insurance Trust

Franklin Mutual Shares VIP Fund — Class 2 Shares	Templeton Foreign VIP Fund — Class 1 Shares	Templeton Foreign VIP Fund — Class 2 Shares	Templeton Global Bond VIP Fund — Class 1 Shares	Templeton Growth VIP Fund — Class 2 Shares	Goldman Sachs Government Money Market Fund — Service Shares	Goldman Sachs Large Cap Value Fund — Institutional Shares

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

$398,704	$80,533	$3,136	$—	$35,188	$4,487,769	$45,201
329,523	45,934	2,149	24,685	61,688	1,831,772	61,347
69,181	34,599	987	(24,685)	(26,500)	2,655,997	(16,146)

(137,509)	66,215	4,889	(68,351)	94,839	—	(61,247)
11,834	453,697	20,881	332,770	431,879	—	(112,571)
1,964,423	202,588	8,757	—	302,095	—	562,262
1,838,748	722,500	34,527	264,419	828,813	—	388,444

$1,907,929	$757,099	$35,514	$239,734	$802,313	$2,655,997	$372,298

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Goldman Sachs Variable Insurance Trust (continued)	Janus Aspen Series

	Goldman Sachs Mid Cap Value Fund — Institutional Shares	Janus Henderson Balanced Portfolio — Institutional Shares	Janus Henderson Balanced Portfolio — Service Shares	Janus Henderson Enterprise Portfolio — Institutional Shares	Janus Henderson Enterprise Portfolio — Service Shares

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	$279,477	$968,084	$1,177,778	$113,293	$8,156
Mortality and expense risk and administrative charges (note 4a)	357,451	682,097	1,251,165	506,668	69,863
Net investment income (expense)	(77,974)	285,987	(73,387)	(393,375)	(61,707)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	269,516	2,888,498	4,997,531	1,483,743	86,629
Change in unrealized appreciation (depreciation)	(975,790)	1,360,388	1,247,532	(1,662,200)	(155,521)
Capital gain distributions	2,533,848	1,576,006	2,191,462	2,690,260	388,417
Net realized and unrealized gain (loss) on investments	1,827,574	5,824,892	8,436,525	2,511,803	319,525

Increase (decrease) in net assets from operations	$1,749,600	$6,110,879	$8,363,138	$2,118,428	$257,818

	Janus Aspen Series (continued)			Legg Mason Partners Variable Equity Trust

	Janus Henderson Overseas Portfolio — Service Shares	Janus Henderson Research Portfolio — Institutional Shares	Janus Henderson Research Portfolio — Service Shares	ClearBridge Variable Dividend Strategy Portfolio — Class I	ClearBridge Variable Dividend Strategy Portfolio — Class II

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	$16,841	$50,076	$3,893	$82,396	$78,556
Mortality and expense risk and administrative charges (note 4a)	20,070	570,699	47,078	54,412	80,894
Net investment income (expense)	(3,229)	(520,623)	(43,185)	27,984	(2,338)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	116,429	3,635,620	248,620	34,125	312,992
Change in unrealized appreciation (depreciation)	200,855	153,403	(21,135)	(183,278)	(442,086)
Capital gain distributions	—	3,079,481	239,405	521,542	559,830
Net realized and unrealized gain (loss) on investments	317,284	6,868,504	466,890	372,389	430,736

Increase (decrease) in net assets from operations	$314,055	$6,347,881	$423,705	$400,373	$428,398

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

Janus Aspen Series (continued)

Janus Henderson Flexible Bond Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Service Shares	Janus Henderson Global Research Portfolio — Institutional Shares	Janus Henderson Global Research Portfolio — Service Shares	Janus Henderson Global Technology and Innovation Portfolio — Service Shares	Janus Henderson Overseas Portfolio — Institutional Shares

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

$303,797	$110,719	$42,083	$251,961	$14,265	$—	$222,648
85,300	537,009	246,308	478,181	36,698	187,749	221,716
218,497	(426,290)	(204,225)	(226,220)	(22,433)	(187,749)	932

(236,943)	1,700,524	698,776	2,318,201	262,421	813,823	540,316
351,896	(894)	(250,456)	1,011,702	(46,107)	892,819	3,151,092
—	4,316,030	2,158,205	2,916,318	220,572	1,185,174	—
114,953	6,015,660	2,606,525	6,246,221	436,886	2,891,816	3,691,408

$333,450	$5,589,370	$2,402,300	$6,020,001	$414,453	$2,704,067	$3,692,340

Legg Mason Partners Variable Equity Trust (continued)		Lincoln Variable Insurance Products Trust

ClearBridge Variable Growth Portfolio — Class II	ClearBridge Variable Large Cap Value Portfolio — Class I	LVIP American Century Disciplined Core Value Fund — Standard Class II	LVIP American Century Inflation Protection Fund — Service Class	LVIP American Century International Fund — Standard Class II	LVIP American Century Ultra® Fund — Standard Class II	LVIP American Century Value Fund — Standard Class II

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

$—	$123,175	$511	$991,086	$2,306	$—	$913
37,039	171,334	665	243,836	3,761	110	848
(37,039)	(48,159)	(154)	747,250	(1,455)	(110)	65

(138,526)	42,264	1,728	(227,853)	6,035	7,183	3,086
54,250	(162,918)	2,468	124,935	23,791	(9,125)	469
369,221	1,110,490	—	—	—	—	4,316
284,945	989,836	4,196	(102,918)	29,826	(1,942)	7,871

$247,906	$941,677	$4,042	$644,332	$28,371	$(2,052)	$7,936

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Lincoln Variable Insurance Products Trust (continued)				MFS® Variable Insurance Trust

	LVIP JPMorgan Core Bond Fund — Standard Class	LVIP JPMorgan Mid Cap Value Fund — Standard Class	LVIP JPMorgan Small Cap Core Fund — Standard Class	LVIP JPMorgan U.S. Equity Fund — Standard Class	MFS® Investors Trust Series — Service Class Shares

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	$25,330	$1,864	$78	$3,680	$19,965
Mortality and expense risk and administrative charges (note 4a)	13,810	3,326	1,695	9,898	52,162
Net investment income (expense)	11,520	(1,462)	(1,617)	(6,218)	(32,197)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(12,704)	(351)	8,079	14,012	128,483
Change in unrealized appreciation (depreciation)	42,103	(11,260)	(5,820)	26,402	(1,142,847)
Capital gain distributions	—	18,095	991	23,306	1,412,231
Net realized and unrealized gain (loss) on investments	29,399	6,484	3,250	63,720	397,867

Increase (decrease) in net assets from operations	$40,919	$5,022	$1,633	$57,502	$365,670

	PIMCO Variable Insurance Trust (continued)				Rydex Variable Trust

	International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Low Duration Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	NASDAQ — 100® Fund

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	$34,000	$754,489	$998,638	$3,686,680	$2,937
Mortality and expense risk and administrative charges (note 4a)	14,943	397,703	425,856	1,476,865	144,745
Net investment income (expense)	19,057	356,786	572,782	2,209,815	(141,808)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(2,760)	(2,281,237)	(273,370)	(2,199,966)	682,563
Change in unrealized appreciation (depreciation)	6,571	3,108,196	646,485	6,245,403	433,290
Capital gain distributions	—	—	—	—	534,078
Net realized and unrealized gain (loss) on investments	3,811	826,959	373,115	4,045,437	1,649,931

Increase (decrease) in net assets from operations	$22,868	$1,183,745	$945,897	$6,255,252	$1,508,123

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

MFS® Variable Insurance Trust (continued)			MFS® Variable Insurance Trust II		PIMCO Variable Insurance Trust

MFS® New Discovery Series — Service Class Shares	MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares	MFS® Income Portfolio — Service Class Shares	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	All Asset Portfolio — Advisor Class Shares	High Yield Portfolio — Administrative Class Shares

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

$—	$583,948	$238,137	$482	$769	$136,062	$1,522,117
116,714	448,447	139,565	166	72,517	47,493	400,615
(116,714)	135,501	98,572	316	(71,748)	88,569	1,121,502

(482,501)	113,272	267,823	(79)	199,350	(72,121)	(24,285)
1,374,203	33,722	570,831	375	(445,383)	338,535	575,240
—	1,718,007	118,760	—	666,573	—	—
891,702	1,865,001	957,414	296	420,540	266,414	550,955

$774,988	$2,000,502	$1,055,986	$612	$348,792	$354,983	$1,672,457

State Street Variable Insurance Series Funds, Inc.

Income V.I.S. Fund — Class 1 Shares	Premier Growth Equity V.I.S. Fund — Class 1 Shares	Real Estate Securities V.I.S. Fund — Class 1 Shares	S&P 500® Index V.I.S. Fund — Class 1 Shares	Small-Cap Equity V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 3 Shares

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

$248,221	$—	$162,460	$1,438,680	$—	$15,046,974	$5,284,335
107,862	400,503	228,668	2,260,526	291,323	9,944,520	4,721,979
140,359	(400,503)	(66,208)	(821,846)	(291,323)	5,102,454	562,356

(283,326)	1,047,970	(294,275)	7,987,293	(291,547)	2,641,192	1,551,625
454,929	(1,054,112)	241,706	4,613,537	(1,924,080)	46,492,291	18,655,999
—	4,795,023	191,749	10,689,019	2,109,845	26,211,642	10,308,070
171,603	4,788,881	139,180	23,289,849	(105,782)	75,345,125	30,515,694

$311,962	$4,388,378	$72,972	$22,468,003	$(397,105)	$80,447,579	$31,078,050

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	State Street Variable Insurance Series Funds, Inc. (continued)	The Alger Portfolios		The Prudential Series Fund

	U.S. Equity V.I.S. Fund — Class 1 Shares	Alger Large Cap Growth Portfolio — Class I-2 Shares	Alger Small Cap Growth Portfolio — Class I-2 Shares	PSF Mid-Cap Growth Portfolio — Class II Shares	PSF Natural Resources Portfolio — Class II Shares

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Period from January 1 to April 11, 2025	Period from January 1 to April 11, 2025

Investment income and expense:
Income — Ordinary dividends	$29,163	$—	$—	$—	$—
Mortality and expense risk and administrative charges (note 4a)	236,504	415,254	136,902	76	19,234
Net investment income (expense)	(207,341)	(415,254)	(136,902)	(76)	(19,234)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	571,402	2,245,889	(796,207)	11,609	310,892
Change in unrealized appreciation (depreciation)	(947,627)	2,282,921	1,127,213	(13,928)	(562,875)
Capital gain distributions	2,620,136	3,308,870	113,556	—	—
Net realized and unrealized gain (loss) on investments	2,243,911	7,837,680	444,562	(2,319)	(251,983)

Increase (decrease) in net assets from operations	$2,036,570	$7,422,426	$307,660	$(2,395)	$(271,217)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

The Prudential Series Fund (continued)

PSF PGIM Jennison Blend Portfolio — Class II Shares	PSF PGIM Jennison Growth Portfolio — Class II Shares

Year ended December 31, 2025	Year ended December 31, 2025

$—	$—
128,129	128,205
(128,129)	(128,205)

515,100	659,024
1,481,989	425,569
—	—
1,997,089	1,084,593

$1,868,960	$956,388

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets

	AB Variable Products Series Fund, Inc.

	AB VPS Balanced Hedged Allocation Portfolio —Class B		AB VPS International Value Portfolio — Class B		AB VPS Large Cap Growth Portfolio — Class B

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(2,016)	$(5,654)	$182,163	$(107,802)	$(184,987)	$(202,169)
Net realized gain (los s) on investments	(60,357)	(292,097)	360,028	897,657	783,726	844,925
Change in unrealized appreciation (depreciation) on investments	544,347	572,733	2,592,818	239,969	(509,548)	1,442,368
Capital gain distributions	275,403	120,169	—	—	1,107,027	570,260
Increase (decrease) in net assets from operations	757,377	395,151	3,135,009	1,029,824	1,196,218	2,655,384

From capital transactions (note 4):
Net premiums	1,152	61,370	127,250	30,282	3	473
Transfers for contract benefits and terminations	(687,785)	(1,111,300)	(1,084,896)	(1,496,989)	(1,157,530)	(1,810,565)
Administrative expenses	(46,775)	(53,747)	(69,788)	(113,878)	(24,962)	(29,139)
Transfers between subaccounts (including fixed account), net	(262,488)	(90,043)	10,136,620	(14,374,196)	(787,327)	(501,532)
Increase (decrease) in net assets from capital transactions	(995,896)	(1,193,720)	9,109,186	(15,954,781)	(1,969,816)	(2,340,763)
Increase (decrease) in net assets	(238,519)	(798,569)	12,244,195	(14,924,957)	(773,598)	314,621
Net assets at beginning of year	5,545,806	6,344,375	4,617,004	19,541,961	12,610,063	12,295,442
Net assets at end of year	$5,307,287	$5,545,806	$16,861,199	$4,617,004	$11,836,465	$12,610,063

Change in units (note 5):
Units purchased	9,042	79,041	800,907	162,576	11,865	7,686
Units redeemed	(68,178)	(142,996)	(204,243)	(2,162,805)	(59,200)	(66,351)
Net increase (decrease) in units from capital transactions with contract owners	(59,136)	(63,955)	596,664	(2,000,229)	(47,335)	(58,665)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AB Variable Products Series Fund, Inc. (continued)						AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

AB VPS Relative Value Portfolio — Class B		AB VPS Small Cap Growth Portfolio — Class B		AB VPS Sustainable Global Thematic Portfolio — Class B		Invesco V.I. American Franchise Fund — Series I shares		Invesco V.I. American Franchise Fund — Series II shares

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$(167,695)	$(81,683)	$(41,844)	$(53,138)	$(24,748)	$(27,694)	$(114,538)	$(121,604)	$(54,095)	$(54,018)
693,525	707,118	(373,521)	(633,497)	36,909	40,836	623,149	241,264	185,473	131,594
(526,924)	1,313,116	460,476	1,214,979	(158,554)	59,896	(447,241)	2,080,966	(166,372)	902,054
2,002,121	976,624	—	—	206,883	5,273	656,219	—	360,067	—
2,001,027	2,915,175	45,111	528,344	60,490	78,311	717,589	2,200,626	325,073	979,630

121,875	17,821	600	11,972	—	—	28,736	4,977	—	—
(3,331,442)	(3,500,808)	(756,909)	(813,790)	(92,685)	(148,615)	(1,344,664)	(1,075,532)	(306,237)	(352,564)
(50,133)	(58,007)	(12,365)	(15,934)	(8,461)	(9,134)	(22,887)	(23,498)	(13,808)	(13,771)
(236,861)	(396,619)	(158,421)	(106,783)	(102,412)	(46,990)	(412,121)	(189,328)	(173,546)	(137,337)
(3,496,561)	(3,937,613)	(927,095)	(924,535)	(203,558)	(204,739)	(1,750,936)	(1,283,381)	(493,591)	(503,672)
(1,495,534)	(1,022,438)	(881,984)	(396,191)	(143,068)	(126,428)	(1,033,347)	917,245	(168,518)	475,958
26,165,509	27,187,947	3,271,912	3,668,103	1,680,318	1,806,746	8,090,534	7,173,289	3,684,152	3,208,194
$24,669,975	$26,165,509	$2,389,928	$3,271,912	$1,537,250	$1,680,318	$7,057,187	$8,090,534	$3,515,634	$3,684,152

36,470	17,847	6,033	6,856	1,288	875	8,182	1,668	489	187
(125,016)	(120,117)	(30,850)	(32,910)	(7,163)	(7,107)	(45,479)	(33,491)	(9,034)	(10,006)
(88,546)	(102,270)	(24,817)	(26,054)	(5,875)	(6,232)	(37,297)	(31,823)	(8,545)	(9,819)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. American Value Fund — Series II shares		Invesco V.I. Comstock Fund — Series II shares		Invesco V.I. Core Equity Fund — Series I shares

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(146,036)	$(74,892)	$(50,111)	$(99,823)	$(631,257)	$(85,796)
Net realized gain (loss) on investments	122,951	(50,062)	930,261	1,180,363	708,879	190,090
Change in unrealized appreciation (depreciation) on investments	242,431	2,355,087	579,279	1,738,215	3,373,976	375,746
Capital gain distributions	1,780,622	244,463	4,799,725	3,041,918	4,719,136	4,915,408
Increase (decrease) in net assets from operations	1,999,968	2,474,596	6,259,154	5,860,673	8,170,734	5,395,448

From capital transactions (note 4):
Net premiums	8,961	48,181	195,518	129,546	177,363	37,346
Transfers for contract benefits and terminations	(744,231)	(488,327)	(4,285,993)	(4,679,260)	(7,429,173)	(3,582,608)
Administrative expenses	(38,699)	(33,998)	(316,640)	(345,644)	(649,611)	(287,395)
Transfers between subaccounts (including fixed account), net	(192,596)	563,385	1,682,032	(5,939,997)	5,522,809	52,488,019
Increase (decrease) in net assets from capital transactions	(966,565)	89,241	(2,725,083)	(10,835,355)	(2,378,612)	48,655,362
Increase (decrease) in net assets	1,033,403	2,563,837	3,534,071	(4,974,682)	5,792,122	54,050,810
Net assets at beginning of year	11,393,977	8,830,140	42,730,213	47,704,895	58,784,109	4,733,299
Net assets at end of year	$12,427,380	$11,393,977	$46,264,284	$42,730,213	$64,576,231	$58,784,109

Change in units (note 5):
Units purchased	43,169	103,092	194,073	95,586	452,264	2,137,779
Units redeemed	(107,840)	(97,683)	(245,512)	(438,431)	(525,561)	(284,995)
Net increase (decrease) in units from capital transactions with contract owners	(64,671)	5,409	(51,439)	(342,845)	(73,297)	1,852,784

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Core Plus Bond Fund — Series I shares		Invesco V.I. Discovery Large Cap Fund — Series I shares		Invesco V.I. Discovery Large Cap Fund — Series II Shares		Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares		Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$137,256	$117,250	$(340,045)	$(355,634)	$(153,204)	$(151,677)	$(262,657)	$(270,946)	$(100,506)	$(104,921)
(1,425)	(7,009)	1,463,495	861,079	504,009	101,070	251,314	156,984	12,143	(150,967)
129,237	(25,721)	(1,421,481)	6,448,621	(520,425)	2,707,179	(1,060,052)	4,120,083	(351,168)	1,606,154
—	—	2,868,473	—	1,210,587	—	1,646,423	—	612,168	—
265,068	84,520	2,570,442	6,954,066	1,040,967	2,656,572	575,028	4,006,121	172,637	1,350,266

33,758	10,592	22,859	68,062	16,966	13,930	8,543	91,144	17,833	14,167
(865,821)	(786,447)	(4,165,509)	(3,830,134)	(1,107,231)	(859,001)	(1,749,176)	(1,740,811)	(466,242)	(821,670)
(4,802)	(5,807)	(12,950)	(15,605)	(51,390)	(54,809)	(8,960)	(10,454)	(30,435)	(33,991)
233,304	368,422	(377,759)	(246,683)	(778,759)	(168,129)	(146,155)	(201,963)	(571,144)	(217,109)
(603,561)	(413,240)	(4,533,359)	(4,024,360)	(1,920,414)	(1,068,009)	(1,895,748)	(1,862,084)	(1,049,988)	(1,058,603)
(338,493)	(328,720)	(1,962,917)	2,929,706	(879,447)	1,588,563	(1,320,720)	2,144,037	(877,351)	291,663
5,008,181	5,336,901	26,225,717	23,296,011	10,448,536	8,859,973	20,636,460	18,492,423	7,018,603	6,726,940
$4,669,688	$5,008,181	$24,262,800	$26,225,717	$9,569,089	$10,448,536	$19,315,740	$20,636,460	$6,141,252	$7,018,603

38,871	47,767	1,179	2,906	9,225	11,301	2,118	4,219	753	3,548
(97,129)	(89,102)	(37,540)	(29,941)	(40,101)	(34,980)	(18,103)	(25,499)	(20,618)	(26,478)

(58,258)	(41,335)	(36,361)	(27,035)	(30,876)	(23,679)	(15,985)	(21,280)	(19,865)	(22,930)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. EQV International Equity Fund — Series II shares		Invesco V.I. Equity and Income Fund — Series I shares		Invesco V.I. Equity and Income Fund — Series II shares

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(108,319)	$101,146	$41,477	$53,240	$(21,823)	$(25,923)
Net realized gain (loss) on investments	157,891	60,763	49,497	11,809	267,607	185,518
Change in unrealized appreciation (depreciation) on investments	1,480,946	(829,050)	235,115	80,123	819,248	788,736
Capital gain distributions	1,315,072	119,122	302,123	236,559	1,185,251	909,451
Increase (decrease) in net assets from operations	2,845,590	(548,019)	628,212	381,731	2,250,283	1,857,782

From capital transactions (note 4):
Net premiums	44,770	13,105	—	6,093	33,777	9,900
Transfers for contract benefits and terminations	(2,512,936)	(1,585,086)	(809,656)	(328,177)	(2,778,215)	(2,860,838)
Administrative expenses	(195,678)	(118,663)	(4,515)	(3,336)	(169,847)	(152,199)
Transfers between subaccounts (including fixed account), net	(1,207,739)	14,532,689	(172,430)	6,115,161	(364,454)	11,204,170
Increase (decrease) in net assets from capital transactions	(3,871,583)	12,842,045	(986,601)	5,789,741	(3,278,739)	8,201,033
Increase (decrease) in net assets	(1,025,993)	12,294,026	(358,389)	6,171,472	(1,028,456)	10,058,815
Net assets at beginning of year	21,677,524	9,383,498	6,171,472	—	23,121,605	13,062,790
Net assets at end of year	$20,651,531	$21,677,524	$5,813,083	$6,171,472	$22,093,149	$23,121,605

Change in units (note 5):
Units purchased	118,489	1,077,549	11,426	641,143	63,281	664,326
Units redeemed	(350,788)	(171,295)	(100,660)	(61,062)	(208,657)	(251,156)
Net increase (decrease) in units from capital transactions with contract owners	(232,299)	906,254	(89,234)	580,081	(145,376)	413,170

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Global Fund — Series II shares		Invesco V.I. Global Real Estate Fund — Series II shares		Invesco V.I. Global Strategic Income Fund — Series I shares		Invesco V.I. Government Securities Fund — Series I shares		Invesco V.I. Main Street Fund® — Series II shares

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$(420,556)	$(464,544)	$(1,355)	$1,828	$59,690	$24,025	$—	$—	$(1,097,941)	$(745,734)
345,105	318,517	8,173	2,825	(32,098)	(42,938)	—	—	45,624	(448,655)
(1,684,197)	2,355,815	1,931	401	122,639	44,027	—	—	6,648,546	(658,546)
5,121,732	1,711,971	—	—	—	—	—	—	4,816,659	8,270,439
3,362,084	3,921,759	8,749	5,054	150,231	25,114	—	—	10,412,888	6,417,504

42,263	49,583	—	370	7,537	1,634	—	—	229,955	71,350
(3,633,378)	(3,173,469)	(14,482)	(18,572)	(233,792)	(165,724)	—	—	(10,008,777)	(5,596,322)
(119,295)	(131,701)	(292)	(277)	(1,124)	(1,288)	—	—	(783,961)	(389,183)
(807,179)	(1,285,239)	(129,682)	158,837	24,505	13,151	—	—	(3,952,861)	67,138,680
(4,517,589)	(4,540,826)	(144,456)	140,358	(202,874)	(152,227)	—	—	(14,515,644)	61,224,525
(1,155,505)	(619,067)	(135,707)	145,412	(52,643)	(127,113)	—	—	(4,102,756)	67,642,029
28,517,323	29,136,390	181,833	36,421	1,420,424	1,547,537	—	—	81,454,797	13,812,768
$27,361,818	$28,517,323	$46,126	$181,833	$1,367,781	$1,420,424	$—	$—	$77,352,041	$81,454,797

33,688	23,004	1,176	17,061	7,791	6,009	—	—	200,636	2,350,566
(147,027)	(146,256)	(12,803)	(4,867)	(26,639)	(20,928)	—	—	(608,170)	(323,143)

(113,339)	(123,252)	(11,627)	12,194	(18,848)	(14,919)	—	—	(407,534)	2,027,423

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)				Advanced Series Trust

	Invesco V.I. Main Street Small Cap Fund® — Series II shares		Invesco V.I. Technology Fund — Series I shares		AST International Equity Portfolio — Class I Shares

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(340,869)	$(284,381)	$—	$—	$—	$—
Net realized gain (loss) on investments	473,418	435,371	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(932,171)	398,909	—	—	—	—
Capital gain distributions	2,443,036	926,752	—	—	—	—
Increase (decrease) in net assets from operations	1,643,414	1,476,651	—	—	—	—

From capital transactions (note 4):
Net premiums	95,452	63,025	—	—	—	—
Transfers for contract benefits and terminations	(3,144,899)	(2,150,718)	—	—	—	—
Administrative expenses	(194,024)	(117,855)	—	—	—	—
Transfers between subaccounts (including fixed account), net	(247,311)	13,536,248	—	—	—	—
Increase (decrease) in net assets from capital transactions	(3,490,782)	11,330,700	—	—	—	—
Increase (decrease) in net assets	(1,847,368)	12,807,351	—	—	—	—
Net assets at beginning of year	24,603,058	11,795,707	—	—	—	—
Net assets at end of year	$22,755,690	$24,603,058	$—	$—	$—	$—

Change in units (note 5):
Units purchased	90,579	480,440	—	—	—	—
Units redeemed	(170,068)	(112,899)	—	—	—	—
Net increase (decrease) in units from capital transactions with contract owners	(79,489)	367,541	—	—	—	—

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Allspring Variable Trust		BNY Mellon						BlackRock Variable Series Funds, Inc.

Allspring VT Discovery All Cap Growth Fund — Class 2		BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares		BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares		BNY Mellon Variable Investment Fund — Government Money Market Portfolio		BlackRock Advantage SMID Cap V.I. Fund — Class III Shares

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$(33,445)	$(36,540)	$(1,524)	$(2,771)	$(130,286)	$(96,734)	$25,199	$39,952	$(37,982)	$(11,875)
(24,316)	(4,494)	7,642	3,751	472,062	332,286	—	—	400,019	(101,061)
(435,002)	341,445	(11,669)	20,039	228,204	1,686,144	—	3	(734,109)	1,044,678
798,197	119,474	22,497	1,578	832,043	64,008	—	—	336,770	—
305,434	419,885	16,946	22,597	1,402,023	1,985,704	25,199	39,955	(35,302)	931,742

480	480	—	370	—	—	—	—	1,010	14,142
(283,051)	(323,631)	(17,734)	(22,743)	(883,359)	(376,543)	(1,058,147)	(1,020,976)	(671,334)	(1,387,763)
(8,290)	(8,270)	(781)	(799)	(26,855)	(23,162)	(876)	(1,546)	(23,394)	(57,848)
(182,292)	(39,890)	(131,164)	150,609	(213,070)	(965,637)	838,169	304,834	(6,609,030)	422,138
(473,153)	(371,311)	(149,679)	127,437	(1,123,284)	(1,365,342)	(220,854)	(717,688)	(7,302,748)	(1,009,331)
(167,719)	48,574	(132,733)	150,034	278,739	620,362	(195,655)	(677,733)	(7,338,050)	(77,589)
2,344,586	2,296,012	256,329	106,295	9,976,910	9,356,548	1,149,262	1,826,995	9,811,054	9,888,643
$2,176,867	$2,344,586	$123,596	$256,329	$10,255,649	$9,976,910	$953,607	$1,149,262	$2,473,004	$9,811,054

516	159	535	7,383	37	659	101,001	82,261	3,834	26,652
(8,581)	(7,561)	(5,553)	(2,393)	(36,340)	(46,466)	(123,432)	(158,150)	(198,091)	(55,121)

(8,065)	(7,402)	(5,018)	4,990	(36,303)	(45,807)	(22,431)	(75,889)	(194,257)	(28,469)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	BlackRock Variable Series Funds, Inc. (continued)

	BlackRock Basic Value V.I. Fund — Class III Shares		BlackRock Global Allocation V.I. Fund — Class III Shares		BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$44,604	$(119,015)	$2,247,568	$(583,180)	$(141,816)	$(135,477)
Net realized gain (loss) on investments	41,239	112,563	(289,709)	(677,554)	269,645	340,067
Change in unrealized appreciation (depreciation) on investments	865,355	1,379,941	4,841,262	554,915	(797,377)	1,264,161
Capital gain distributions	1,677,993	953,326	10,432,733	8,862,319	1,550,825	725,013
Increase (decrease) in net assets from operations	2,629,191	2,326,815	17,231,854	8,156,500	881,277	2,193,764

From capital transactions (note 4):
Net premiums	156,613	35,869	34,844	114,864	10,228	5,945
Transfers for contract benefits and terminations	(691,601)	(1,844,052)	(14,078,901)	(15,362,599)	(408,109)	(2,095,908)
Administrative expenses	(77,696)	(171,993)	(1,240,290)	(1,343,028)	(45,804)	(43,679)
Transfers between subaccounts (including fixed account), net	(432,807)	(14,796,764)	(6,460,520)	(3,636,021)	(569,496)	(314,050)
Increase (decrease) in net assets from capital transactions	(1,045,491)	(16,776,940)	(21,744,867)	(20,226,784)	(1,013,181)	(2,447,692)
Increase (decrease) in net assets	1,583,700	(14,450,125)	(4,513,013)	(12,070,284)	(131,904)	(253,928)
Net assets at beginning of year	12,548,843	26,998,968	111,722,292	123,792,576	9,438,602	9,692,530
Net assets at end of year	$14,132,543	$12,548,843	$107,209,279	$111,722,292	$9,306,698	$9,438,602

Change in units (note 5):
Units purchased	16,241	52,577	144,625	186,892	461	1,944
Units redeemed	(48,347)	(731,810)	(1,250,896)	(1,338,055)	(15,460)	(54,394)
Net increase (decrease) in units from capital transactions with contract owners	(32,106)	(679,233)	(1,106,271)	(1,151,163)	(14,999)	(52,450)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Columbia Funds Variable Series Trust II				Deutsche DWS Variable Series II		Eaton Vance Variable Trust		Federated Hermes Insurance Series

CTIVP® — Principal Large Cap Growth Fund — Class 1		Columbia Variable Portfolio — Overseas Core Fund — Class 2		DWS Small Mid Cap Value VIP — Class B Shares		VT Floating-Rate Income Fund		Federated Hermes High Income Bond Fund II — Primary Shares

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$(397,726)	$(1,133,098)	$16,968	$672,531	$(1,289)	$(83)	$848,899	$1,320,169	$189,410	$178,809
2,278,807	24,591,271	322,108	250,632	1,446	117	(145,407)	(157,530)	(78,688)	(114,603)
1,155,297	(11,047,024)	2,089,427	(199,294)	13,973	(102)	(347,551)	53,860	151,509	134,298
—	—	—	—	1,228	530	—	—	—	—
3,036,378	12,411,149	2,428,503	723,869	15,358	462	355,941	1,216,499	262,231	198,504

194,004	152,381	8,835	39,826	—	—	25,974	65,560	360	12,757
(2,707,314)	(8,153,330)	(872,200)	(2,509,110)	(7,045)	(474)	(2,146,116)	(2,347,336)	(814,365)	(768,244)
(151,204)	(635,528)	(28,243)	(120,796)	(53)	(26)	(160,392)	(196,082)	(2,989)	(3,582)
(1,756,815)	(76,440,999)	(636,198)	(14,142,751)	124,301	(14)	50,822	(3,017,637)	85,797	84,858
(4,421,329)	(85,077,476)	(1,527,806)	(16,732,831)	117,203	(514)	(2,229,712)	(5,495,495)	(731,197)	(674,211)
(1,384,951)	(72,666,327)	900,697	(16,008,962)	132,561	(52)	(1,873,771)	(4,278,996)	(468,966)	(475,707)
27,066,367	99,732,694	7,402,315	23,411,277	10,798	10,850	18,180,821	22,459,817	4,282,985	4,758,692
$25,681,416	$27,066,367	$8,303,012	$7,402,315	$143,359	$10,798	$16,307,050	$18,180,821	$3,814,019	$4,282,985

32,027	118,492	23,196	126,671	6,184	19	158,782	173,223	4,053	7,971
(169,926)	(3,288,708)	(117,436)	(1,342,060)	(834)	(38)	(306,043)	(525,773)	(24,618)	(27,089)

(137,899)	(3,170,216)	(94,240)	(1,215,389)	5,350	(19)	(147,261)	(352,550)	(20,565)	(19,118)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Federated Hermes Insurance Series (continued)

	Federated Hermes High Income Bond Fund II — Service Shares		Federated Hermes Kaufmann Fund II — Service Shares		Federated Hermes Managed Volatility Fund II — Primary Shares

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$222,343	$203,449	$(383,753)	$(199,156)	$93,370	$54,193
Net realized gain (loss) on investments	(88,612)	(95,632)	83,361	170,214	19,830	(19,691)
Change in unrealized appreciation (depreciation) on investments	183,704	114,651	(253,583)	1,935,137	109,119	837,057
Capital gain distributions	—	—	2,739,722	326,574	113,417	—
Increase (decrease) in net assets from operations	317,435	222,468	2,185,747	2,232,769	335,736	871,559

From capital transactions (note 4):
Net premiums	4,721	5,526	50,096	34,972	20,806	18,648
Transfers for contract benefits and terminations	(777,650)	(613,724)	(2,357,783)	(1,747,919)	(830,784)	(927,888)
Administrative expenses	(14,649)	(15,599)	(197,867)	(120,281)	(5,551)	(6,308)
Transfers between subaccounts (including fixed account), net	111,253	140,436	(663,350)	12,917,820	120,712	54,090
Increase (decrease) in net assets from capital transactions	(676,325)	(483,361)	(3,168,904)	11,084,592	(694,817)	(861,458)
Increase (decrease) in net assets	(358,890)	(260,893)	(983,157)	13,317,361	(359,081)	10,101
Net assets at beginning of year	5,224,324	5,485,217	23,689,500	10,372,139	6,646,395	6,636,294
Net assets at end of year	$4,865,434	$5,224,324	$22,706,343	$23,689,500	$6,287,314	$6,646,395

Change in units (note 5):
Units purchased	9,852	15,356	91,072	581,566	7,634	7,335
Units redeemed	(34,474)	(34,123)	(182,701)	(110,047)	(33,622)	(34,177)
Net increase (decrease) in units from capital transactions with contract owners	(24,622)	(18,767)	(91,629)	471,519	(25,988)	(26,842)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Fidelity® Variable Insurance Products Fund

VIP Asset Manager 50% Portfolio — Initial Class		VIP Asset Manager 50% Portfolio — Service Class 2		VIP Balanced Portfolio — Service Class 2		VIP Contrafund® Portfolio — Initial Class		VIP Contrafund® Portfolio — Service Class 2

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$308,491	$312,758	$18,473	$28,413	$(159,121)	$(117,149)	$(1,344,543)	$(1,269,283)	$(2,157,011)	$(2,235,293)
454,518	280,903	60,251	39,754	1,913,200	2,220,904	6,940,109	8,029,740	8,429,841	12,264,096
1,329,706	1,130,225	174,085	151,203	1,647,578	2,916,293	(3,146,155)	9,099,948	(4,159,119)	11,770,800
1,223,236	174,588	212,913	27,199	2,723,595	1,786,042	16,499,282	11,694,232	21,463,369	15,992,852
3,315,951	1,898,474	465,722	246,569	6,125,252	6,806,090	18,948,693	27,554,637	23,577,080	37,792,455

153,767	195,731	—	—	50,125	73,837	277,519	221,082	255,108	200,325
(4,129,523)	(3,028,029)	(305,550)	(235,796)	(5,407,462)	(6,548,905)	(14,212,980)	(15,746,013)	(14,101,388)	(17,012,687)
(13,690)	(16,503)	(7,954)	(8,972)	(282,619)	(301,763)	(56,497)	(62,557)	(993,036)	(1,082,260)
(109,368)	(72,091)	(629,633)	526,507	(1,208,036)	(349,142)	(812,992)	(256,924)	(9,893,267)	(18,403,524)
(4,098,814)	(2,920,892)	(943,137)	281,739	(6,847,992)	(7,125,973)	(14,804,950)	(15,844,412)	(24,732,583)	(36,298,146)
(782,863)	(1,022,418)	(477,415)	528,308	(722,740)	(319,883)	4,143,743	11,710,225	(1,155,503)	1,494,309
26,660,742	27,683,160	4,432,393	3,904,085	52,811,224	53,131,107	103,679,007	91,968,782	134,191,936	132,697,627
$25,877,879	$26,660,742	$3,954,978	$4,432,393	$52,088,484	$52,811,224	$107,822,750	$103,679,007	$133,036,433	$134,191,936

3,549	5,762	5,523	31,934	96,429	155,807	12,642	16,298	194,885	209,202
(65,197)	(51,204)	(48,204)	(19,605)	(333,185)	(411,935)	(114,012)	(142,856)	(668,760)	(1,077,174)

(61,648)	(45,442)	(42,681)	12,329	(236,756)	(256,128)	(101,370)	(126,558)	(473,875)	(867,972)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Dynamic Capital Appreciation Portfolio — Service Class 2		VIP Equity-Income PortfolioSM — Initial Class		VIP Equity-Income PortfolioSM — Service Class 2

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(19,228)	$(24,764)	$237,465	$210,009	$10,044	$(21,665)
Net realized gain (loss) on investments	24,592	121,106	1,881,155	2,106,686	1,062,325	1,206,671
Change in unrealized appreciation (depreciation) on investments	(71,692)	172,271	4,339,391	2,377,202	1,952,086	1,101,826
Capital gain distributions	327,171	70,972	3,340,955	3,602,377	1,749,761	1,894,319
Increase (decrease) in net assets from operations	260,843	339,585	9,798,966	8,296,274	4,774,216	4,181,151

From capital transactions (note 4):
Net premiums	980	980	236,176	359,732	149,136	106,678
Transfers for contract benefits and terminations	(86,630)	(341,739)	(7,447,342)	(9,699,560)	(3,350,436)	(4,570,232)
Administrative expenses	(4,937)	(5,217)	(33,679)	(40,313)	(125,150)	(139,150)
Transfers between subaccounts (including fixed account), net	3,666	114,605	(707,937)	(180,765)	(1,220,307)	(1,256,910)
Increase (decrease) in net assets from capital transactions	(86,921)	(231,371)	(7,952,782)	(9,560,906)	(4,546,757)	(5,859,614)
Increase (decrease) in net assets	173,922	108,214	1,846,184	(1,264,632)	227,459	(1,678,463)
Net assets at beginning of year	1,681,739	1,573,525	60,957,933	62,222,565	31,026,886	32,705,349
Net assets at end of year	$1,855,661	$1,681,739	$62,804,117	$60,957,933	$31,254,345	$31,026,886

Change in units (note 5):
Units purchased	449	2,626	9,557	15,940	60,006	39,903
Units redeemed	(1,732)	(6,305)	(82,681)	(144,957)	(190,042)	(215,494)
Net increase (decrease) in units from capital transactions with contract owners	(1,283)	(3,679)	(73,124)	(129,017)	(130,036)	(175,591)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Fidelity® Variable Insurance Products Fund

VIP Growth & Income Portfolio — Initial Class		VIP Growth & Income Portfolio — Service Class 2		VIP Growth Opportunities Portfolio — Initial Class		VIP Growth Opportunities Portfolio — Service Class 2		VIP Growth Portfolio — Initial Class

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$8,149	$(10,942)	$(32,235)	$(43,283)	$(225,177)	$(212,794)	$(125,261)	$(123,234)	$(737,608)	$(937,737)
1,200,791	1,119,596	1,177,170	672,794	1,205,568	1,169,323	792,984	366,144	2,576,335	4,103,029
4,245	690,304	(139,293)	807,221	1,725,902	3,630,724	730,730	2,191,704	(1,889,169)	(1,126,190)
1,267,009	920,715	1,202,699	841,606	250,798	—	120,083	—	9,049,702	15,221,638
2,480,194	2,719,673	2,208,341	2,278,338	2,957,091	4,587,253	1,518,536	2,434,614	8,999,260	17,260,740

19,273	14,897	105,269	61,925	60,334	(16,156)	52,287	38,733	149,406	137,820
(2,079,872)	(2,494,612)	(3,036,835)	(1,382,401)	(1,737,126)	(2,516,512)	(1,514,776)	(1,187,059)	(7,440,000)	(8,686,907)
(11,563)	(12,959)	(45,172)	(44,825)	(7,320)	(8,357)	(34,851)	(34,056)	(27,640)	(32,353)
(464,704)	(128,938)	(146,028)	(128,617)	(40,687)	(175,488)	(114,571)	(38,453)	(391,494)	246,049
(2,536,866)	(2,621,612)	(3,122,766)	(1,493,918)	(1,724,799)	(2,716,513)	(1,611,911)	(1,220,835)	(7,709,728)	(8,335,391)
(56,672)	98,061	(914,425)	784,420	1,232,292	1,870,740	(93,375)	1,213,779	1,289,532	8,925,349
14,247,972	14,149,911	12,666,511	11,882,091	15,506,533	13,635,793	8,379,075	7,165,296	71,919,344	62,993,995
$14,191,300	$14,247,972	$11,752,086	$12,666,511	$16,738,825	$15,506,533	$8,285,700	$8,379,075	$73,208,876	$71,919,344

6,651	4,340	17,020	15,580	8,204	4,033	9,088	8,183	4,479	16,411
(52,250)	(55,347)	(90,806)	(57,828)	(27,528)	(44,594)	(30,129)	(27,948)	(46,843)	(61,655)

(45,599)	(51,007)	(73,786)	(42,248)	(19,324)	(40,561)	(21,041)	(19,765)	(42,364)	(45,244)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Growth Portfolio — Service Class 2		VIP Investment Grade Bond Portfolio — Service Class 2		VIP Mid Cap Portfolio — Initial Class

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(266,451)	$(279,981)	$758,761	$942,577	$—	$—
Net realized gain (loss) on investments	724,513	1,002,100	(611,124)	(497,089)	—	—
Change in unrealized appreciation (depreciation) on investments	(639,328)	(431,591)	2,217,815	(597,476)	—	—
Capital gain distributions	2,277,241	4,046,980	—	—	—	—
Increase (decrease) in net assets from operations	2,095,975	4,337,508	2,365,452	(151,988)	—	—

From capital transactions (note 4):
Net premiums	26,614	35,011	74,273	29,105	—	—
Transfers for contract benefits and terminations	(2,332,210)	(1,469,601)	(6,961,707)	(4,390,785)	—	—
Administrative expenses	(41,734)	(42,948)	(525,817)	(367,824)	—	—
Transfers between subaccounts (including fixed account), net	(879,465)	(412,965)	822,842	32,666,503	—	—
Increase (decrease) in net assets from capital transactions	(3,226,795)	(1,890,503)	(6,590,409)	27,936,999	—	—
Increase (decrease) in net assets	(1,130,820)	2,447,005	(4,224,957)	27,785,011	—	—
Net assets at beginning of year	18,669,800	16,222,795	49,101,046	21,316,035	—	—
Net assets at end of year	$17,538,980	$18,669,800	$44,876,089	$49,101,046	$—	$—

Change in units (note 5):
Units purchased	13,489	24,937	647,061	2,875,817	—	—
Units redeemed	(78,098)	(69,937)	(1,165,110)	(600,385)	—	—
Net increase (decrease) in units from capital transactions with contract owners	(64,609)	(45,000)	(518,049)	2,275,432	—	—

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Fidelity® Variable Insurance Products Fund (continued)						Franklin Templeton Variable Insurance Products Trust

VIP Mid Cap Portfolio — Service Class 2		VIP Overseas Portfolio — Initial Class		VIP Value Strategies Portfolio — Service Class 2		Franklin Allocation VIP Fund — Class 2 Shares		Franklin Income VIP Fund — Class 2 Shares

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$(729,354)	$(704,160)	$21,381	$20,785	$(17,975)	$(22,126)	$6,218	$28,746	$3,806,771	$4,472,603
(1,023,326)	1,224,508	351,186	430,656	49,599	105,509	(706,975)	(1,015,162)	(558,376)	(1,330,531)
217,234	(873,552)	402,869	(493,990)	25,405	(242,003)	2,092,236	2,938,621	7,246,202	3,281,682
6,153,200	8,393,163	859,786	425,484	98,949	358,462	991,836	—	1,283,327	582,870
4,617,754	8,039,959	1,635,222	382,935	155,978	199,842	2,383,315	1,952,205	11,777,924	7,006,624

119,736	40,157	44,190	18,946	—	7,392	38,159	132	365,631	283,002
(5,316,701)	(7,411,617)	(1,055,735)	(1,094,487)	(128,256)	(434,707)	(4,018,527)	(4,216,640)	(15,601,581)	(19,665,679)
(207,105)	(230,396)	(7,487)	(8,068)	(7,209)	(7,981)	(251,822)	(276,299)	(796,668)	(868,305)
(19,006,745)	12,300,208	316,334	(25,061)	(252,568)	4,826	(485,104)	(865,094)	(6,075,654)	(4,324,831)
(24,410,815)	4,698,352	(702,698)	(1,108,670)	(388,033)	(430,470)	(4,717,294)	(5,357,901)	(22,108,272)	(24,575,813)
(19,793,061)	12,738,311	932,524	(725,735)	(232,055)	(230,628)	(2,333,979)	(3,405,696)	(10,330,348)	(17,569,189)
64,978,044	52,239,733	8,962,719	9,688,454	2,543,025	2,773,653	25,315,967	28,721,663	126,462,508	144,031,697
$45,184,983	$64,978,044	$9,895,243	$8,962,719	$2,310,970	$2,543,025	$22,981,988	$25,315,967	$116,132,160	$126,462,508

88,325	535,565	10,128	9,135	1,232	1,289	48,685	43,399	289,473	422,270
(679,720)	(234,581)	(28,803)	(38,889)	(10,383)	(12,312)	(332,997)	(386,650)	(1,403,466)	(1,676,323)

(591,395)	300,984	(18,675)	(29,754)	(9,151)	(11,023)	(284,312)	(343,251)	(1,113,993)	(1,254,053)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Franklin Templeton Variable Insurance Products Trust (continued)

	Franklin Large Cap Growth VIP Fund — Class 2 Shares		Franklin Mutual Shares VIP Fund — Class 2 Shares		Templeton Foreign VIP Fund — Class 1 Shares

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(1,848)	$(2,774)	$69,181	$54,218	$34,599	$34,435
Net realized gain (loss) on investments	5,711	1,695	(137,509)	(278,309)	66,215	17,235
Change in unrealized appreciation (depreciation) on investments	(19,452)	21,234	11,834	1,822,106	453,697	(118,240)
Capital gain distributions	21,454	20,063	1,964,423	434,013	202,588	—
Increase (decrease) in net assets from operations	5,865	40,218	1,907,929	2,032,028	757,099	(66,570)

From capital transactions (note 4):
Net premiums	—	—	45,682	34,946	1,964	23,995
Transfers for contract benefits and terminations	(5,504)	(20,216)	(2,434,477)	(2,184,577)	(439,603)	(257,747)
Administrative expenses	(299)	(850)	(192,421)	(210,448)	(3,373)	(4,025)
Transfers between subaccounts (including fixed account), net	(77,672)	(1,444)	(923,903)	(918,932)	(108,752)	21,213
Increase (decrease) in net assets from capital transactions	(83,475)	(22,510)	(3,505,119)	(3,279,011)	(549,764)	(216,564)
Increase (decrease) in net assets	(77,610)	17,708	(1,597,190)	(1,246,983)	207,335	(283,134)
Net assets at beginning of year	190,120	172,412	20,924,032	22,171,015	2,936,220	3,219,354
Net assets at end of year	$112,510	$190,120	$19,326,842	$20,924,032	$3,143,555	$2,936,220

Change in units (note 5):
Units purchased	41	24	119,724	124,154	12,034	9,316
Units redeemed	(1,509)	(466)	(280,853)	(292,531)	(41,496)	(22,328)
Net increase (decrease) in units from capital transactions with contract owners	(1,468)	(442)	(161,129)	(168,377)	(29,462)	(13,012)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Franklin Templeton Variable Insurance Products Trust (continued)						Goldman Sachs Variable Insurance Trust

Templeton Foreign VIP Fund — Class 2 Shares		Templeton Global Bond VIP Fund — Class 1 Shares		Templeton Growth VIP Fund — Class 2 Shares		Goldman Sachs Government Money Market Fund — Service Shares		Goldman Sachs Large Cap Value Fund — Institutional Shares

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$987	$1,397	$(24,685)	$(28,660)	$(26,500)	$(24,637)	$2,655,997	$3,926,490	$(16,146)	$(4,471)
4,889	1,435	(68,351)	(123,770)	94,839	100,785	—	—	(61,247)	(17,072)
20,881	(6,472)	332,770	(115,775)	431,879	84,746	—	1	(112,571)	130,526
8,757	—	—	—	302,095	14,757	—	—	562,262	527,467
35,514	(3,640)	239,734	(268,205)	802,313	175,651	2,655,997	3,926,491	372,298	636,450

—	—	1,147	720	31,088	19,070	1,104,948	793,486	12,378	33,669
(8,750)	(22,633)	(166,498)	(339,817)	(309,055)	(470,958)	(88,969,162)	(78,705,542)	(654,467)	(565,344)
(333)	(636)	(2,581)	(3,341)	(30,264)	(34,449)	(382,170)	(361,710)	(4,536)	(5,495)
(43,020)	3,260	(66,176)	12,271	(489,024)	63,071	83,055,590	58,726,100	20,821	(21,918)
(52,103)	(20,009)	(234,108)	(330,167)	(797,255)	(423,266)	(5,190,794)	(19,547,666)	(625,804)	(559,088)
(16,589)	(23,649)	5,626	(598,372)	5,058	(247,615)	(2,534,797)	(15,621,175)	(253,506)	77,362
157,737	181,386	1,726,582	2,324,954	4,136,561	4,384,176	114,246,780	129,867,955	4,411,987	4,334,625
$141,148	$157,737	$1,732,208	$1,726,582	$4,141,619	$4,136,561	$111,711,983	$114,246,780	$4,158,481	$4,411,987

133	377	2,780	5,726	23,428	47,228	12,018,818	9,539,581	4,052	11,985
(2,324)	(1,222)	(18,506)	(28,528)	(75,149)	(77,054)	(12,553,074)	(11,610,868)	(24,131)	(31,208)

(2,191)	(845)	(15,726)	(22,802)	(51,721)	(29,826)	(534,256)	(2,071,287)	(20,079)	(19,223)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Goldman Sachs Variable Insurance Trust (continued)		Janus Aspen Series

	Goldman Sachs Mid Cap Value Fund — Institutional Shares		Janus Henderson Balanced Portfolio — Institutional Shares		Janus Henderson Balanced Portfolio — Service Shares

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(77,974)	$(136,730)	$285,987	$298,890	$(73,387)	$(54,806)
Net realized gain (loss) on investments	269,516	393,164	2,888,498	3,636,936	4,997,531	4,776,184
Change in unrealized appreciation (depreciation) on investments	(975,790)	981,966	1,360,388	2,451,534	1,247,532	4,339,728
Capital gain distributions	2,533,848	1,463,686	1,576,006	—	2,191,462	—
Increase (decrease) in net assets from operations	1,749,600	2,702,086	6,110,879	6,387,360	8,363,138	9,061,106

From capital transactions (note 4):
Net premiums	104,125	114,654	146,332	104,173	255,211	61,713
Transfers for contract benefits and terminations	(2,755,180)	(3,516,193)	(5,985,168)	(7,496,800)	(7,037,127)	(8,458,654)
Administrative expenses	(36,467)	(40,434)	(32,032)	(38,546)	(353,032)	(374,521)
Transfers between subaccounts (including fixed account), net	(468,803)	(704,506)	388,554	(178,739)	(3,311,789)	(723,813)
Increase (decrease) in net assets from capital transactions	(3,156,325)	(4,146,479)	(5,482,314)	(7,609,912)	(10,446,737)	(9,495,275)
Increase (decrease) in net assets	(1,406,725)	(1,444,393)	628,565	(1,222,552)	(2,083,599)	(434,169)
Net assets at beginning of year	25,563,106	27,007,499	48,066,368	49,288,920	71,876,077	72,310,246
Net assets at end of year	$24,156,381	$25,563,106	$48,694,933	$48,066,368	$69,792,478	$71,876,077

Change in units (note 5):
Units purchased	6,864	7,554	24,588	24,133	102,501	158,198
Units redeemed	(57,591)	(75,972)	(96,100)	(138,086)	(423,969)	(464,690)
Net increase (decrease) in units from capital transactions with contract owners	(50,727)	(68,418)	(71,512)	(113,953)	(321,468)	(306,492)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Janus Aspen Series (continued)

Janus Henderson Enterprise Portfolio — Institutional Shares		Janus Henderson Enterprise Portfolio — Service Shares		Janus Henderson Flexible Bond Portfolio — Institutional Shares		Janus Henderson Forty Portfolio — Institutional Shares		Janus Henderson Forty Portfolio — Service Shares

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$(393,375)	$(261,873)	$(61,707)	$(42,281)	$218,497	$211,486	$(426,290)	$(486,706)	$(204,225)	$(429,420)
1,483,743	1,638,673	86,629	116,779	(236,943)	(230,736)	1,700,524	1,423,453	698,776	5,825,592
(1,662,200)	2,051,561	(155,521)	315,534	351,896	52,139	(894)	5,322,119	(250,456)	(1,122,640)
2,690,260	1,501,505	388,417	208,937	—	—	4,316,030	2,016,936	2,158,205	2,187,391
2,118,428	4,929,866	257,818	598,969	333,450	32,889	5,589,370	8,275,802	2,402,300	6,460,923

9,636	76,744	—	—	11,441	9,507	139,360	60,240	30,140	38,973
(4,276,257)	(5,102,209)	(359,398)	(329,690)	(1,362,942)	(825,429)	(4,288,837)	(4,083,114)	(1,820,521)	(3,170,578)
(22,691)	(27,002)	(6,768)	(7,173)	(6,767)	(7,415)	(22,117)	(24,028)	(56,659)	(183,249)
(99,507)	(37,712)	(3,791)	(62,261)	563,986	(96,283)	117,854	(187,903)	(964,966)	(20,837,879)
(4,388,819)	(5,090,179)	(369,957)	(399,124)	(794,282)	(919,620)	(4,053,740)	(4,234,805)	(2,812,006)	(24,152,733)
(2,270,391)	(160,313)	(112,139)	199,845	(460,832)	(886,731)	1,535,630	4,040,997	(409,706)	(17,691,810)
37,339,088	37,499,401	4,700,546	4,500,701	5,886,466	6,773,197	36,746,380	32,705,383	16,440,885	34,132,695
$35,068,697	$37,339,088	$4,588,407	$4,700,546	$5,425,634	$5,886,466	$38,282,010	$36,746,380	$16,031,179	$16,440,885

4,787	4,515	668	1,372	23,742	11,369	10,183	3,082	5,652	23,781
(47,470)	(57,622)	(12,088)	(13,346)	(60,140)	(53,942)	(41,112)	(44,113)	(45,237)	(580,450)

(42,683)	(53,107)	(11,420)	(11,974)	(36,398)	(42,573)	(30,929)	(41,031)	(39,585)	(556,669)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Janus Aspen Series (continued)

	Janus Henderson Global Research Portfolio — Institutional Shares		Janus Henderson Global Research Portfolio — Service Shares		Janus Henderson Global Technology and Innovation Portfolio — Service Shares

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(226,220)	$(219,255)	$(22,433)	$(24,259)	$(187,749)	$(176,842)
Net realized gain (loss) on investments	2,318,201	1,857,914	262,421	244,308	813,823	744,331
Change in unrealized appreciation (depreciation) on investments	1,011,702	3,751,314	(46,107)	190,734	892,819	2,479,160
Capital gain distributions	2,916,318	1,065,003	220,572	80,803	1,185,174	—
Increase (decrease) in net assets from operations	6,020,001	6,454,976	414,453	491,586	2,704,067	3,046,649

From capital transactions (note 4):
Net premiums	1,922	53,144	—	53,873	3	62,062
Transfers for contract benefits and terminations	(4,321,795)	(3,493,797)	(585,488)	(508,652)	(943,257)	(1,419,338)
Administrative expenses	(17,377)	(19,967)	(3,459)	(3,605)	(14,685)	(15,867)
Transfers between subaccounts (including fixed account), net	(316,998)	(115,380)	(32,001)	28,490	(471,905)	34,441
Increase (decrease) in net assets from capital transactions	(4,654,248)	(3,576,000)	(620,948)	(429,894)	(1,429,844)	(1,338,702)
Increase (decrease) in net assets	1,365,753	2,878,976	(206,495)	61,692	1,274,223	1,707,947
Net assets at beginning of year	33,496,667	30,617,691	2,462,378	2,400,686	12,307,928	10,599,981
Net assets at end of year	$34,862,420	$33,496,667	$2,255,883	$2,462,378	$13,582,151	$12,307,928

Change in units (note 5):
Units purchased	3,153	12,037	393	7,159	8,890	11,804
Units redeemed	(76,537)	(72,437)	(28,754)	(31,135)	(42,421)	(50,619)
Net increase (decrease) in units from capital transactions with contract owners	(73,384)	(60,400)	(28,361)	(23,976)	(33,531)	(38,815)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Janus Aspen Series (continued)								Legg Mason Partners Variable Equity Trust

Janus Henderson Overseas Portfolio — Institutional Shares		Janus Henderson Overseas Portfolio — Service Shares		Janus Henderson Research Portfolio — Institutional Shares		Janus Henderson Research Portfolio — Service Shares		ClearBridge Variable Dividend Strategy Portfolio — Class I

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$932	$(16,922)	$(3,229)	$(4,951)	$(520,623)	$(556,067)	$(43,185)	$(47,435)	$27,984	$(4,785)
540,316	375,692	116,429	141,547	3,635,620	2,983,182	248,620	196,640	34,125	61,623
3,151,092	341,861	200,855	(59,437)	153,403	7,844,378	(21,135)	604,019	(183,278)	52,618
—	—	—	—	3,079,481	1,158,700	239,405	90,347	521,542	396,378
3,692,340	700,631	314,055	77,159	6,347,881	11,430,193	423,705	843,571	400,373	505,834

40,747	13,451	4,780	—	184,811	139,978	4,200	396	—	42,953
(1,373,767)	(1,858,731)	(277,692)	(407,674)	(6,016,322)	(5,876,660)	(400,583)	(406,078)	(236,818)	(388,215)
(8,654)	(10,355)	(1,903)	(3,256)	(21,634)	(24,287)	(4,324)	(3,992)	(3,526)	(3,780)
(121,088)	70,846	(39,557)	(44,469)	(706,090)	(392,423)	(159,059)	(22,604)	17,255	142,136
(1,462,762)	(1,784,789)	(314,372)	(455,399)	(6,559,235)	(6,153,392)	(559,766)	(432,278)	(223,089)	(206,906)
2,229,578	(1,084,158)	(317)	(378,240)	(211,354)	5,276,801	(136,061)	411,293	177,284	298,928
14,395,042	15,479,200	1,360,065	1,738,305	41,915,285	36,638,484	3,176,238	2,764,945	3,720,984	3,422,056
$16,624,620	$14,395,042	$1,359,748	$1,360,065	$41,703,931	$41,915,285	$3,040,177	$3,176,238	$3,898,268	$3,720,984

9,626	5,839	698	1,543	6,089	4,968	665	654	2,440	8,909
(40,850)	(48,786)	(16,178)	(23,398)	(77,899)	(88,082)	(17,041)	(15,151)	(8,640)	(15,544)
(31,224)	(42,947)	(15,480)	(21,855)	(71,810)	(83,114)	(16,376)	(14,497)	(6,200)	(6,635)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Legg Mason Partners Variable Equity Trust (continued)

	ClearBridge Variable Dividend Strategy Portfolio — Class II		ClearBridge Variable Growth Portfolio — Class II		ClearBridge Variable Large Cap Value Portfolio — Class I

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(2,338)	$(36,972)	$(37,039)	$(38,853)	$(48,159)	$(45,255)
Net realized gain (loss) on investments	312,992	83,151	(138,526)	(338,924)	42,264	300,475
Change in unrealized appreciation (depreciation) on investments	(442,086)	96,099	54,250	(152)	(162,918)	(1,191,126)
Capital gain distributions	559,830	454,270	369,221	643,168	1,110,490	1,779,203
Increase (decrease) in net assets from operations	428,398	596,548	247,906	265,239	941,677	843,297

From capital transactions (note 4):
Net premiums	—	—	12	15,794	81,357	12,982
Transfers for contract benefits and terminations	(604,046)	(701,053)	(136,068)	(501,464)	(1,172,056)	(3,489,938)
Administrative expenses	(6,953)	(8,004)	(10,225)	(11,239)	(26,063)	(30,341)
Transfers between subaccounts (including fixed account), net	(65,046)	(80,221)	(124,349)	(260,750)	(455,753)	(559,511)
Increase (decrease) in net assets from capital transactions	(676,045)	(789,278)	(270,630)	(757,659)	(1,572,515)	(4,066,808)
Increase (decrease) in net assets	(247,647)	(192,730)	(22,724)	(492,420)	(630,838)	(3,223,511)
Net assets at beginning of year	4,378,255	4,570,985	2,296,155	2,788,575	11,721,527	14,945,038
Net assets at end of year	$4,130,608	$4,378,255	$2,273,431	$2,296,155	$11,090,689	$11,721,527

Change in units (note 5):
Units purchased	31,056	2,118	1,431	7,688	10,112	11,250
Units redeemed	(52,256)	(29,713)	(7,434)	(25,794)	(50,784)	(187,661)
Net increase (decrease) in units from capital transactions with contract owners	(21,200)	(27,595)	(6,003)	(18,106)	(40,672)	(176,411)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Lincoln Variable Insurance Products Trust

LVIP American Century Disciplined Core Value Fund — Standard Class II		LVIP American Century Inflation Protection Fund — Service Class		LVIP American Century International Fund — Standard Class II		LVIP American Century Ultra® Fund — Standard Class II		LVIP American Century Value Fund — Standard Class II

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$(154)	$(169)	$747,250	$292,045	$(1,455)	$(446)	$(110)	$(662)	$65	$1,063
1,728	420	(227,853)	(320,399)	6,035	1,716	7,183	4,052	3,086	1,110
2,468	3,226	124,935	14,234	23,791	2,886	(9,125)	2,552	469	(6,833)
—	—	—	—	—	—	—	2,918	4,316	13,705
4,042	3,477	644,332	(14,120)	28,371	4,156	(2,052)	8,860	7,936	9,045

—	—	26,109	18,763	—	370	—	—	—	—
(10,418)	(2,226)	(1,783,498)	(2,071,650)	(24,312)	(47,824)	(402)	(2,388)	(383)	(13,601)
(11)	(5)	(150,662)	(167,095)	(257)	(613)	—	(253)	(32)	(171)
(558)	19,354	132,857	417,502	(48,056)	13,567	(31,621)	(6,967)	(15,912)	(195,622)
(10,987)	17,123	(1,775,194)	(1,802,480)	(72,625)	(34,500)	(32,023)	(9,608)	(16,327)	(209,394)
(6,945)	20,600	(1,130,862)	(1,816,600)	(44,254)	(30,344)	(34,075)	(748)	(8,391)	(200,349)
38,909	18,309	14,816,100	16,632,700	239,301	269,645	34,075	34,823	67,584	267,933
$31,964	$38,909	$13,685,238	$14,816,100	$195,047	$239,301	$ —	$34,075	$59,193	$67,584

77	827	187,920	204,979	1,010	3,010	14	120	—	619
(355)	(176)	(333,373)	(350,665)	(3,863)	(4,552)	(535)	(272)	(340)	(8,340)
(278)	651	(145,453)	(145,686)	(2,853)	(1,542)	(521)	(152)	(340)	(7,721)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Lincoln Variable Insurance Products Trust (continued)

	LVIP JPMorgan Core Bond Fund — Standard Class		LVIP JPMorgan Mid Cap Value Fund — Standard Class		LVIP JPMorgan Small Cap Core Fund — Standard Class

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$11,520	$17,521	$(1,462)	$(1,614)	$(1,617)	$(974)
Net realized gain (loss) on investments	(12,704)	(23,651)	(351)	3,942	8,079	3,357
Change in unrealized appreciation (depreciation) on investments	42,103	10,867	(11,260)	(9,635)	(5,820)	6,437
Capital gain distributions	—	—	18,095	32,113	991	2,200
Increase (decrease) in net assets from operations	40,919	4,737	5,022	24,806	1,633	11,020

From capital transactions (note 4):
Net premiums	—	1,482	—	370	—	370
Transfers for contract benefits and terminations	(78,533)	(537,039)	(23,653)	(27,278)	(13,515)	(18,471)
Administrative expenses	(747)	(1,536)	(157)	(340)	(83)	(78)
Transfers between subaccounts (including fixed account), net	(84,035)	178,556	(17,191)	(5,816)	(124,049)	150,569
Increase (decrease) in net assets from capital transactions	(163,315)	(358,537)	(41,001)	(33,064)	(137,647)	132,390
Increase (decrease) in net assets	(122,396)	(353,800)	(35,979)	(8,258)	(136,014)	143,410
Net assets at beginning of year	842,945	1,196,745	203,047	211,305	148,860	5,450
Net assets at end of year	$720,549	$842,945	$167,068	$203,047	$12,846	$148,860

Change in units (note 5):
Units purchased	6,398	25,386	765	1,494	983	8,571
Units redeemed	(18,081)	(49,990)	(1,789)	(3,214)	(6,904)	(2,519)
Net increase (decrease) in units from capital transactions with contract owners	(11,683)	(24,604)	(1,024)	(1,720)	(5,921)	6,052

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Lincoln Variable Insurance Products Trust (continued)		MFS® Variable Insurance Trust

LVIP JPMorgan U.S. Equity Fund — Standard Class		MFS® Investors Trust Series — Service Class Shares		MFS® New Discovery Series — Service Class Shares		MFS® Total Return Series — Service Class Shares		MFS® Utilities Series — Service Class Shares

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$(6,218)	$(12,620)	$(32,197)	$(42,524)	$(116,714)	$(129,776)	$135,501	$80,104	$98,572	$56,168
14,012	267,698	128,483	257,150	(482,501)	(449,359)	113,272	240,946	267,823	116,744
26,402	(82,185)	(1,142,847)	128,184	1,374,203	990,772	33,722	(196,935)	570,831	400,866
23,306	28,170	1,412,231	288,741	—	—	1,718,007	1,213,624	118,760	283,554
57,502	201,063	365,670	631,551	774,988	411,637	2,000,502	1,337,739	1,055,986	857,332

—	370	—	—	11,949	255	102,844	188,382	136	136
(52,890)	(568,901)	(647,398)	(480,861)	(839,584)	(722,753)	(2,936,278)	(3,145,065)	(958,732)	(993,177)
(1,285)	(1,240)	(5,711)	(7,183)	(13,511)	(16,253)	(121,632)	(130,510)	(23,967)	(24,711)
530,408	(486,411)	(15,818)	(255,540)	(483,066)	(156,862)	(517,971)	155,474	(937,905)	614,176
476,233	(1,056,182)	(668,927)	(743,584)	(1,324,212)	(895,613)	(3,473,037)	(2,931,719)	(1,920,468)	(403,576)
533,735	(855,119)	(303,257)	(112,033)	(549,224)	(483,976)	(1,472,535)	(1,593,980)	(864,482)	453,756
307,696	1,162,815	3,592,707	3,704,740	8,141,445	8,625,421	24,532,763	26,126,743	9,725,222	9,271,466
$841,431	$307,696	$3,289,450	$3,592,707	$7,592,221	$8,141,445	$23,060,228	$24,532,763	$8,860,740	$9,725,222

10,425	1,097	149	1,035	3,749	3,780	81,195	107,556	7,862	29,036
(1,406)	(22,034)	(17,873)	(19,599)	(37,994)	(29,701)	(223,494)	(259,826)	(55,639)	(40,449)
9,019	(20,937)	(17,724)	(18,564)	(34,245)	(25,921)	(142,299)	(152,270)	(47,777)	(11,413)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	MFS® Variable Insurance Trust II				PIMCO Variable Insurance Trust

	MFS® Income Portfolio — Service Class Shares		MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares		All Asset Portfolio — Advisor Class Shares

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$316	$277	$(71,748)	$(78,001)	$88,569	$162,879
Net realized gain (loss) on investments	(79)	(745)	199,350	132,096	(72,121)	(117,029)
Change in unrealized appreciation (depreciation) on investments	375	599	(445,383)	176,848	338,535	18,311
Capital gain distributions	—	—	666,573	488,853	—	—
Increase (decrease) in net assets from operations	612	131	348,792	719,796	354,983	64,161

From capital transactions (note 4):
Net premiums	—	—	15,534	2,305	12	46,093
Transfers for contract benefits and terminations	—	(4,788)	(847,848)	(571,155)	(532,823)	(404,209)
Administrative expenses	(36)	(34)	(8,531)	(9,560)	(13,967)	(15,046)
Transfers between subaccounts (including fixed account), net	371	924	(608,685)	(31,309)	(140,224)	(172,050)
Increase (decrease) in net assets from capital transactions	335	(3,898)	(1,449,530)	(609,719)	(687,002)	(545,212)
Increase (decrease) in net assets	947	(3,767)	(1,100,738)	110,077	(332,019)	(481,051)
Net assets at beginning of year	10,977	14,744	5,309,239	5,199,162	3,249,193	3,730,244
Net assets at end of year	$11,924	$10,977	$4,208,501	$5,309,239	$2,917,174	$3,249,193

Change in units (note 5):
Units purchased	69	83	9,804	11,674	4,761	14,096
Units redeemed	(40)	(434)	(59,732)	(33,469)	(41,316)	(44,922)
Net increase (decrease) in units from capital transactions with contract owners	29	(351)	(49,928)	(21,795)	(36,555)	(30,826)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

PIMCO Variable Insurance Trust (continued)

High Yield Portfolio — Administrative Class Shares		International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares		Long-Term U.S. Government Portfolio — Administrative Class Shares		Low Duration Portfolio — Administrative Class Shares		Total Return Portfolio — Administrative Class Shares

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$1,121,502	$1,106,805	$19,057	$21,363	$356,786	$372,622	$572,782	$819,298	$2,209,815	$2,255,958
(24,285)	(131,901)	(2,760)	(10,951)	(2,281,237)	(9,636,161)	(273,370)	(869,153)	(2,199,966)	(2,264,451)
575,240	348,357	6,571	28,008	3,108,196	6,487,026	646,485	990,361	6,245,403	771,893
—	—	—	—	—	—	—	—	—	—
1,672,457	1,323,261	22,868	38,420	1,183,745	(2,776,513)	945,897	940,506	6,255,252	763,400

54,270	33,256	—	537	120,253	82,707	42,900	56,784	226,466	272,632
(3,107,019)	(3,541,446)	(40,084)	(150,043)	(3,478,340)	(4,880,752)	(5,980,522)	(4,429,948)	(13,269,661)	(11,600,475)
(177,769)	(195,560)	(1,708)	(1,735)	(236,579)	(408,409)	(240,293)	(360,876)	(743,916)	(774,068)
(346,705)	155,173	4,955	18,585	2,389,590	(19,223,215)	159,161	(11,827,795)	(2,554,598)	12,536,768
(3,577,223)	(3,548,577)	(36,837)	(132,656)	(1,205,076)	(24,429,669)	(6,018,754)	(16,561,835)	(16,341,709)	434,857
(1,904,766)	(2,225,316)	(13,969)	(94,236)	(21,331)	(27,206,182)	(5,072,857)	(15,621,329)	(10,086,457)	1,198,257
25,284,753	27,510,069	993,967	1,088,203	23,255,410	50,461,592	27,524,390	43,145,719	95,573,089	94,374,832
$23,379,987	$25,284,753	$979,998	$993,967	$23,234,079	$23,255,410	$22,451,533	$27,524,390	$85,486,632	$95,573,089

107,766	122,433	653	1,926	554,771	658,029	483,535	503,583	807,325	1,426,035
(267,277)	(288,878)	(2,418)	(8,521)	(592,705)	(2,444,285)	(994,807)	(2,016,958)	(1,871,916)	(1,339,902)
(159,511)	(166,445)	(1,765)	(6,595)	(37,934)	(1,786,256)	(511,272)	(1,513,375)	(1,064,591)	86,133

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Rydex Variable Trust		State Street Variable Insurance Series Funds, Inc.

	NASDAQ — 100® Fund		Income V.I.S. Fund — Class 1 Shares		Premier Growth Equity V.I.S. Fund — Class 1 Shares

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(141,808)	$(121,270)	$140,359	$125,889	$(400,503)	$(430,969)
Net realized gain (loss) on investments	682,563	474,033	(283,326)	(255,429)	1,047,970	1,629,844
Change in unrealized appreciation (depreciation) on investments	433,290	1,275,637	454,929	(56,622)	(1,054,112)	323,455
Capital gain distributions	534,078	171,029	—	—	4,795,023	5,571,739
Increase (decrease) in net assets from operations	1,508,123	1,799,429	311,962	(186,162)	4,388,378	7,094,069

From capital transactions (note 4):
Net premiums	2,488	5,945	326,541	186,107	19,676	10,274
Transfers for contract benefits and terminations	(527,714)	(771,647)	(1,053,659)	(905,865)	(3,422,314)	(4,549,056)
Administrative expenses	(36,440)	(35,436)	(25,575)	(28,028)	(48,796)	(60,871)
Transfers between subaccounts (including fixed account), net	(612,370)	(201,773)	(390,199)	(174,597)	(1,714,626)	(579,459)
Increase (decrease) in net assets from capital transactions	(1,174,036)	(1,002,911)	(1,142,892)	(922,383)	(5,166,060)	(5,179,112)
Increase (decrease) in net assets	334,087	796,518	(830,930)	(1,108,545)	(777,682)	1,914,957
Net assets at beginning of year	9,547,005	8,750,487	7,504,341	8,612,886	27,850,705	25,935,748
Net assets at end of year	$9,881,092	$9,547,005	$6,673,411	$7,504,341	$27,073,023	$27,850,705

Change in units (note 5):
Units purchased	5,063	1,759	66,203	47,424	4,667	3,854
Units redeemed	(25,657)	(31,559)	(148,772)	(114,209)	(82,845)	(100,820)
Net increase (decrease) in units from capital transactions with contract owners	(20,594)	(29,800)	(82,569)	(66,785)	(78,178)	(96,966)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

State Street Variable Insurance Series Funds, Inc. (continued)

Real Estate Securities V.I.S. Fund — Class 1 Shares		S&P 500® Index V.I.S. Fund — Class 1 Shares		Small-Cap Equity V.I.S. Fund — Class 1 Shares		Total Return V.I.S. Fund — Class 1 Shares		Total Return V.I.S. Fund — Class 3 Shares

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$(66,208)	$234,140	$(821,846)	$(564,131)	$(291,323)	$(309,098)	$5,102,454	$18,088,014	$562,356	$5,801,526
(294,275)	(809,246)	7,987,293	7,164,289	(291,547)	(101,160)	2,641,192	(2,953,897)	1,551,625	(1,614,831)
241,706	3,543,733	4,613,537	11,117,171	(1,924,080)	516,170	46,492,291	40,406,402	18,655,999	18,856,724
191,749	—	10,689,019	12,979,445	2,109,845	1,676,224	26,211,642	125,636	10,308,070	53,019
72,972	2,968,627	22,468,003	30,696,774	(397,105)	1,782,136	80,447,579	55,666,155	31,078,050	23,096,438

11,352	42,736	634,745	186,871	27,769	4,684	910,904	1,915,125	198,360	288,778
(1,863,176)	(3,960,417)	(18,720,151)	(18,153,661)	(2,614,955)	(2,422,697)	(53,141,912)	(50,220,368)	(28,705,755)	(31,997,413)
(30,080)	(247,196)	(376,635)	(366,400)	(51,972)	(58,125)	(157,314)	(180,751)	(1,918,879)	(2,054,325)
(338,072)	(32,882,450)	(3,267,164)	472,723	138,041	(41,200)	(6,465,964)	(3,310,726)	(8,159,620)	(8,576,360)
(2,219,976)	(37,047,327)	(21,729,205)	(17,860,467)	(2,501,117)	(2,517,338)	(58,854,286)	(51,796,720)	(38,585,894)	(42,339,320)
(2,147,004)	(34,078,700)	738,798	12,836,307	(2,898,222)	(735,202)	21,593,293	3,869,435	(7,507,844)	(19,242,882)
16,743,631	50,822,331	155,855,988	143,019,681	21,043,874	21,779,076	606,146,436	602,277,001	254,136,663	273,379,545
$14,596,627	$16,743,631	$156,594,786	$155,855,988	$18,145,652	$21,043,874	$627,739,729	$606,146,436	$246,628,819	$254,136,663

8,057	190,287	53,341	106,603	15,730	14,080	1,262,000	1,214,009	325,836	489,603
(39,365)	(1,641,808)	(402,376)	(446,760)	(64,715)	(65,269)	(3,673,661)	(3,537,122)	(2,673,502)	(3,279,624)
(31,308)	(1,451,521)	(349,035)	(340,157)	(48,985)	(51,189)	(2,411,661)	(2,323,113)	(2,347,666)	(2,790,021)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	State Street Variable Insurance Series Funds, Inc. (continued)		The Alger Portfolios

	U.S. Equity V.I.S. Fund — Class 1 Shares		Alger Large Cap Growth Portfolio — Class I-2 Shares		Alger Small Cap Growth Portfolio — Class I-2 Shares

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(207,341)	$(224,856)	$(415,254)	$(381,343)	$(136,902)	$(122,129)
Net realized gain (loss) on investments	571,402	1,283,321	2,245,889	989,615	(796,207)	(649,097)
Change in unrealized appreciation (depreciation) on investments	(947,627)	(518,778)	2,282,921	8,405,882	1,127,213	1,483,432
Capital gain distributions	2,620,136	3,318,841	3,308,870	—	113,556	—
Increase (decrease) in net assets from operations	2,036,570	3,858,528	7,422,426	9,014,154	307,660	712,206

From capital transactions (note 4):
Net premiums	1,211,629	29,250	25,510	89,505	280	295
Transfers for contract benefits and terminations	(3,136,843)	(3,727,303)	(5,034,791)	(3,477,271)	(1,446,286)	(1,151,505)
Administrative expenses	(40,400)	(48,893)	(16,409)	(18,409)	(7,192)	(9,699)
Transfers between subaccounts (including fixed account), net	(1,867,819)	(726,100)	(221,623)	(675,387)	(55,441)	(150,931)
Increase (decrease) in net assets from capital transactions	(3,833,433)	(4,473,046)	(5,247,313)	(4,081,562)	(1,508,639)	(1,311,840)
Increase (decrease) in net assets	(1,796,863)	(614,518)	2,175,113	4,932,592	(1,200,979)	(599,634)
Net assets at beginning of year	16,857,032	17,471,550	28,420,997	23,488,405	10,905,491	11,505,125
Net assets at end of year	$15,060,169	$16,857,032	$30,596,110	$28,420,997	$9,704,512	$10,905,491

Change in units (note 5):
Units purchased	55,554	7,555	5,861	11,093	6,511	3,184
Units redeemed	(131,655)	(106,262)	(65,903)	(86,794)	(54,853)	(43,292)
Net increase (decrease) in units from capital transactions with contract owners	(76,101)	(98,707)	(60,042)	(75,701)	(48,342)	(40,108)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

The Prudential Series Fund

PSF Mid-Cap Growth Portfolio — Class II Shares		PSF Natural Resources Portfolio — Class II Shares		PSF PGIM Jennison Blend Portfolio — Class II Shares		PSF PGIM Jennison Growth Portfolio — Class II Shares

Period from January 1 to April 11, 2025	Year ended December 31, 2024	Period from January 1 to April 11, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$(76)	$(282)	$(19,234)	$(214,312)	$(128,129)	$(71,336)	$(128,205)	$(122,896)
11,609	1,432	310,892	2,058,755	515,100	132,283	659,024	689,835
(13,928)	889	(562,875)	(636,973)	1,481,989	912,473	425,569	1,409,528
—	—	—	—	—	—	—	—
(2,395)	2,039	(271,217)	1,207,470	1,868,960	973,420	956,388	1,976,467

—	—	—	19,064	17,006	—	12,592	10,038
(261)	(1,549)	(182,431)	(1,425,253)	(1,088,257)	(703,687)	(474,020)	(839,161)
—	(28)	(12,153)	(135,358)	(46,245)	(15,240)	(37,959)	(38,904)
(15,213)	—	(3,963,965)	(14,334,937)	4,030,348	387,667	(541,841)	(218,571)
(15,474)	(1,577)	(4,158,549)	(15,876,484)	2,912,852	(331,260)	(1,041,228)	(1,086,598)
(17,869)	462	(4,429,766)	(14,669,014)	4,781,812	642,160	(84,840)	889,869
17,869	17,407	4,429,766	19,098,780	4,883,762	4,241,602	8,481,572	7,591,703
$ —	$17,869	$ —	$4,429,766	$9,665,574	$4,883,762	$8,396,732	$8,481,572

—	—	10,429	253,318	395,488	41,846	577	2,554
(366)	(33)	(353,708)	(1,793,786)	(149,421)	(76,707)	(11,248)	(16,533)
(366)	(33)	(343,279)	(1,540,468)	246,067	(34,861)	(10,671)	(13,979)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements

December 31, 2025

(1)	Description of Entity

Genworth Life & Annuity VA Separate Account 1 (the “Separate Account”) is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company (“GLAIC”), pursuant to the laws of the Commonwealth of Virginia. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. GLAIC is licensed as a life insurer to do business in Bermuda, the District of Columbia and all states except for New York. GLAIC is wholly-owned by Genworth Life Insurance Company, which is wholly-owned by Genworth North America Corporation, which is indirectly wholly-owned by Genworth Financial, Inc.

GLAIC has a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

GLAIC’s principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant’s lifetime or the longer of a defined number of years or the annuitant’s lifetime. In March 2016, GLAIC suspended sales of traditional life insurance and fixed annuity products. GLAIC, however, continues to service its existing retained and reinsured blocks of business.

GLAIC also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans, variable life insurance and funding agreements. Most of its variable annuities include guaranteed minimum death benefits. Some of GLAIC’s group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

The Separate Account has subaccounts that currently invest in series or portfolios (“Portfolios”) of open-end mutual funds (“Funds”). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund).

The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC’s General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

The Separate Account is registered with the U.S. Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

During the years ended December 31, 2025 and 2024, the following Portfolio names were changed:

Prior Portfolio Name	Current Portfolio Name	Effective Date
Columbia Funds Variable Series Trust II — CTIVP® — Principal Blue Chip Growth Fund — Class 1	Columbia Funds Variable Series Trust II — CTIVP® — Principal Large Cap Growth Fund — Class 1	May 30, 2025
Fidelity® Variable Insurance Products Fund — VIP Asset Manager Portfolio — Initial Class	Fidelity® Variable Insurance Products Fund — VIP Asset Manager 50% Portfolio — Initial Class	April 30, 2025
Fidelity® Variable Insurance Products Fund — VIP Asset Manager Portfolio — Service Class 2	Fidelity® Variable Insurance Products Fund — VIP Asset Manager 50% Portfolio — Service Class 2	April 30, 2025
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Capital Appreciation Fund — Series I shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Discovery Large Cap Fund — Series I shares	April 29, 2025
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Capital Appreciation Fund — Series II shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Discovery Large Cap Fund — Series II Shares	April 29, 2025
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Aggressive Growth Portfolio — Class II	Legg Mason Partners Variable Equity Trust — ClearBridge Variable Growth Portfolio — Class II	April 29, 2024
American Century Variable Portfolios II, Inc. — VP Inflation Protection Fund — Class II	Lincoln Variable Insurance Products Trust — LVIP American Century Inflation Protection Fund — Service Class	April 26, 2024
American Century Variable Portfolios, Inc. — VP Disciplined Core Value Fund — Class I	Lincoln Variable Insurance Products Trust — LVIP American Century Disciplined Core Value Fund — Standard Class II	April 26, 2024
American Century Variable Portfolios, Inc. — VP International Fund — Class I	Lincoln Variable Insurance Products Trust — LVIP American Century International Fund — Standard Class II	April 26, 2024
American Century Variable Portfolios, Inc. — VP Ultra® Fund — Class I	Lincoln Variable Insurance Products Trust — LVIP American Century Ultra® Fund — Standard Class II	April 26, 2024
American Century Variable Portfolios, Inc. — VP Value Fund — Class I	Lincoln Variable Insurance Products Trust — LVIP American Century Value Fund — Standard Class II	April 26, 2024

During the years ended December 31, 2025 and 2024, the following Portfolio(s) were liquidated, and the Portfolio assets were reinvested in new or existing Portfolio(s):

Liquidated Portfolio	Reinvested Portfolio	Inception Date
The Prudential Series Fund — PSF Mid — Cap Growth Portfolio — Class II Shares	The Prudential Series Fund — PSF PGIM Jennison Growth Portfolio — Class II Shares	April 11, 2025
The Prudential Series Fund — PSF Natural Resources Portfolio — Class II Shares	The Prudential Series Fund — PSF PGIM Jennison Blend Portfolio — Class II Shares	April 11, 2025
Deutsche DWS Variable Series I — DWS Capital Growth VIP — Class B Shares	BNY Mellon — BNY Mellon Variable Investment Fund — Government Money Market Portfolio	June 17, 2024

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

Liquidated Portfolio	Reinvested Portfolio	Inception Date
Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP — Class B Shares	BNY Mellon — BNY Mellon Variable Investment Fund — Government Money Market Portfolio	June 17, 2024
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Conservative Balanced Fund — Series I shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Equity and Income Fund — Series I shares	April 26, 2024
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Conservative Balanced Fund — Series II shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Equity and Income Fund — Series II shares	April 26, 2024

All designated Portfolios listed above are series type mutual funds.

(2)	Summary of Significant Accounting Policies

(a) Basis of Presentation

These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (“U.S. GAAP”). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies.

(b) Investments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the mutual fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

•	Level 3 — unobservable inputs.

The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2025 and there were no transfers between the levels during 2025.

Purchases and redemptions of investments in mutual funds are recorded on that the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

(c) Unit Classes

There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note 4(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

(d) Federal Income Taxes

The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

(e) Payments During Annuitization

Net assets allocated to the contracts in variable payout stages (“variable annuitization”) are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed interest rate is 4%. For contract owners who have purchased the RetireReadySM Retirement Answer variable annuity, the assumed interest rate is 3.5%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC’s General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

(f) Segment Reporting

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by a public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The subaccounts within the Separate Account apply the guidance in Topic 280, Segment Reporting, which impacts financial statement disclosures only and does not affect the financial position or results of operations of the subaccounts of the Separate Account. The subaccounts have acted as single reportable segments, and the CODM of the subaccounts within the Separate Account is the Variable Product Portfolio Manager. The Separate Account is structured with a limited purpose by design, and its sole purpose is to record and report the invested funds and activities and performance chosen by contract/policy holders. Investment performance of funds may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. Significant revenues and expenses are reported on the Statements of Changes in Net Assets and are reviewed by the CODM. The accounting policies of the segment are the same as those described in the summary of significant accounting policies herein.

(g) Subsequent Events

No material subsequent events have occurred since December 31, 2025 through April 23, 2026, the date the financial statements were available to be issued, that would require adjustment to the financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

(3)	Purchases and Sales of Investments

The aggregate cost of investments acquired, and the aggregate proceeds of investments sold, for the year ended December 31, 2025 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AB Variable Products Series Fund, Inc.
AB VPS Balanced Hedged Allocation Portfolio — Class B	$525,927	$1,238,096
AB VPS International Value Portfolio — Class B	12,098,388	2,812,879
AB VPS Large Cap Growth Portfolio — Class B	1,648,763	2,696,570
AB VPS Relative Value Portfolio — Class B	3,461,623	5,174,140
AB VPS Small Cap Growth Portfolio — Class B	219,469	1,188,443
AB VPS Sustainable Global Thematic Portfolio — Class B	236,826	258,254
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund — Series I shares	1,024,658	2,234,081
Invesco V.I. American Franchise Fund — Series II shares	387,979	575,767
Invesco V.I. American Value Fund — Series II shares	2,437,036	1,769,005
Invesco V.I. Comstock Fund — Series II shares	11,886,035	9,848,723
Invesco V.I. Core Equity Fund — Series I shares	18,829,700	17,098,801
Invesco V.I. Core Plus Bond Fund — Series I shares	606,042	1,072,462
Invesco V.I. Discovery Large Cap Fund — Series I shares	3,167,349	5,162,112
Invesco V.I. Discovery Large Cap Fund — Series II Shares	1,610,350	2,473,424
Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares	1,793,737	2,298,710
Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares	649,763	1,188,153
Invesco V.I. EQV International Equity Fund — Series II shares	3,433,784	6,102,051
Invesco V.I. Equity and Income Fund — Series I shares	545,709	1,183,626
Invesco V.I. Equity and Income Fund — Series II shares	3,028,176	5,147,190
Invesco V.I. Global Fund — Series II shares	6,216,891	6,065,941
Invesco V.I. Global Real Estate Fund — Series II shares	15,627	161,444
Invesco V.I. Global Strategic Income Fund — Series I shares	163,775	306,089
Invesco V.I. Government Securities Fund — Series I shares	—	—
Invesco V.I. Main Street Fund® — Series II shares	11,619,404	22,388,789
Invesco V.I. Main Street Small Cap Fund® — Series II shares	5,655,105	7,034,445
Invesco V.I. Technology Fund — Series I shares	—	—
Advanced Series Trust
AST International Equity Portfolio — Class I Shares	—	—
Allspring Variable Trust
Allspring VT Discovery All Cap Growth Fund — Class 2	825,278	533,684
BNY Mellon
BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares	38,591	167,304
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares	859,050	1,280,565
BNY Mellon Variable Investment Fund — Government Money Market Portfolio	1,004,815	1,199,362
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund — Class III Shares	514,629	7,518,915
BlackRock Basic Value V.I. Fund — Class III Shares	2,489,219	1,809,416
BlackRock Global Allocation V.I. Fund — Class III Shares	17,357,319	26,424,106
BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares	1,580,231	1,184,407

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Columbia Funds Variable Series Trust II
CTIVP® — Principal Large Cap Growth Fund — Class 1	$1,023,762	$5,812,925
Columbia Variable Portfolio — Overseas Core Fund — Class 2	523,686	1,997,368
Deutsche DWS Variable Series II
DWS Small Mid Cap Value VIP — Class B Shares	138,517	21,366
Eaton Vance Variable Trust
VT Floating — Rate Income Fund	3,522,237	4,890,646
Federated Hermes Insurance Series
Federated Hermes High Income Bond Fund II — Primary Shares	397,562	939,459
Federated Hermes High Income Bond Fund II — Service Shares	561,906	1,015,891
Federated Hermes Kaufmann Fund II — Service Shares	5,219,862	6,025,912
Federated Hermes Managed Volatility Fund II — Primary Shares	555,040	1,041,659
Fidelity® Variable Insurance Products Fund
VIP Asset Manager 50% Portfolio — Initial Class	2,109,976	4,665,196
VIP Asset Manager 50% Portfolio — Service Class 2	423,722	1,135,496
VIP Balanced Portfolio — Service Class 2	6,546,094	10,830,161
VIP Contrafund® Portfolio — Initial Class	18,585,931	18,323,232
VIP Contrafund® Portfolio — Service Class 2	30,273,963	35,679,416
VIP Dynamic Capital Appreciation Portfolio — Service Class 2	371,309	150,279
VIP Equity-Income PortfolioSM — Initial Class	5,490,064	9,862,694
VIP Equity-Income PortfolioSM — Service Class 2	3,973,620	6,696,657
VIP Growth & Income Portfolio — Initial Class	1,959,006	3,293,094
VIP Growth & Income Portfolio — Service Class 2	2,072,964	4,031,831
VIP Growth Opportunities Portfolio — Initial Class	828,254	2,524,927
VIP Growth Opportunities Portfolio — Service Class 2	780,339	2,397,667
VIP Growth Portfolio — Initial Class	10,133,509	9,554,142
VIP Growth Portfolio — Service Class 2	2,917,006	4,132,747
VIP Investment Grade Bond Portfolio — Service Class 2	9,758,188	15,741,620
VIP Mid Cap Portfolio — Initial Class	—	—
VIP Mid Cap Portfolio — Service Class 2	9,348,784	28,434,124
VIP Overseas Portfolio — Initial Class	1,489,369	1,310,721
VIP Value Strategies Portfolio — Service Class 2	161,295	468,360
Franklin Templeton Variable Insurance Products Trust
Franklin Allocation VIP Fund — Class 2 Shares	2,237,930	6,323,258
Franklin Income VIP Fund — Class 2 Shares	12,890,331	30,126,168
Franklin Large Cap Growth VIP Fund — Class 2 Shares	23,112	86,985
Franklin Mutual Shares VIP Fund — Class 2 Shares	4,808,687	6,270,025
Templeton Foreign VIP Fund — Class 1 Shares	499,858	812,424
Templeton Foreign VIP Fund — Class 2 Shares	13,835	56,194
Templeton Global Bond VIP Fund — Class 1 Shares	42,069	300,861
Templeton Growth VIP Fund — Class 2 Shares	683,080	1,204,709
Goldman Sachs Variable Insurance Trust
Goldman Sachs Government Money Market Fund — Service Shares	119,597,788	121,701,931
Goldman Sachs Large Cap Value Fund — Institutional Shares	730,936	810,633
Goldman Sachs Mid Cap Value Fund — Institutional Shares	3,239,313	3,932,229

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Janus Aspen Series
Janus Henderson Balanced Portfolio — Institutional Shares	$4,114,104	$7,741,102
Janus Henderson Balanced Portfolio — Service Shares	6,758,493	15,226,934
Janus Henderson Enterprise Portfolio — Institutional Shares	3,445,693	5,595,637
Janus Henderson Enterprise Portfolio — Service Shares	421,098	464,026
Janus Henderson Flexible Bond Portfolio — Institutional Shares	961,070	1,536,876
Janus Henderson Forty Portfolio — Institutional Shares	5,550,006	5,732,273
Janus Henderson Forty Portfolio — Service Shares	2,523,069	3,387,932
Janus Henderson Global Research Portfolio — Institutional Shares	3,508,552	5,481,490
Janus Henderson Global Research Portfolio — Service Shares	244,371	667,116
Janus Henderson Global Technology and Innovation Portfolio — Service Shares	1,726,234	1,959,291
Janus Henderson Overseas Portfolio — Institutional Shares	740,571	2,236,501
Janus Henderson Overseas Portfolio — Service Shares	30,163	347,763
Janus Henderson Research Portfolio — Institutional Shares	3,919,214	7,919,453
Janus Henderson Research Portfolio — Service Shares	267,303	630,549
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Dividend Strategy Portfolio — Class I	687,842	361,396
ClearBridge Variable Dividend Strategy Portfolio — Class II	1,622,115	1,740,679
ClearBridge Variable Growth Portfolio — Class II	410,038	348,499
ClearBridge Variable Large Cap Value Portfolio — Class I	1,644,766	2,141,358
Lincoln Variable Insurance Products Trust
LVIP American Century Disciplined Core Value Fund — Standard Class II	2,685	13,828
LVIP American Century Inflation Protection Fund — Service Class	3,281,904	4,308,093
LVIP American Century International Fund — Standard Class II	20,295	94,378
LVIP American Century Ultra® Fund — Standard Class II	907	33,042
LVIP American Century Value Fund — Standard Class II	5,229	17,176
LVIP JPMorgan Core Bond Fund — Standard Class	107,514	259,313
LVIP JPMorgan Mid Cap Value Fund — Standard Class	37,561	61,929
LVIP JPMorgan Small Cap Core Fund — Standard Class	21,978	160,260
LVIP JPMorgan U.S. Equity Fund — Standard Class	581,306	87,958
MFS® Variable Insurance Trust
MFS® Investors Trust Series — Service Class Shares	1,437,570	726,475
MFS® New Discovery Series — Service Class Shares	126,952	1,567,881
MFS® Total Return Series — Service Class Shares	4,111,202	5,729,440
MFS® Utilities Series — Service Class Shares	628,598	2,331,766
MFS® Variable Insurance Trust II
MFS® Income Portfolio — Service Class Shares	1,279	627
MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	938,779	1,854,610
PIMCO Variable Insurance Trust
All Asset Portfolio — Advisor Class Shares	227,559	825,997
High Yield Portfolio — Administrative Class Shares	3,791,464	6,235,410
International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares	48,216	65,426
Long-Term U.S. Government Portfolio — Administrative Class Shares	8,080,311	8,928,006
Low Duration Portfolio — Administrative Class Shares	6,648,822	12,085,071
Total Return Portfolio — Administrative Class Shares	15,790,714	29,854,363
Rydex Variable Trust
NASDAQ — 100® Fund	750,445	1,532,192

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
State Street Variable Insurance Series Funds, Inc.
Income V.I.S. Fund — Class 1 Shares	$1,159,509	$2,175,608
Premier Growth Equity V.I.S. Fund — Class 1 Shares	5,080,853	5,852,404
Real Estate Securities V.I.S. Fund — Class 1 Shares	743,600	2,837,816
S&P 500® Index V.I.S. Fund — Class 1 Shares	16,054,530	28,447,075
Small-Cap Equity V.I.S. Fund — Class 1 Shares	2,802,502	3,471,931
Total Return V.I.S. Fund — Class 1 Shares	72,176,144	99,516,005
Total Return V.I.S. Fund — Class 3 Shares	21,048,869	48,696,398
U.S. Equity V.I.S. Fund — Class 1 Shares	5,342,883	6,763,772
The Alger Portfolios
Alger Large Cap Growth Portfolio — Class I — 2 Shares	3,716,413	6,041,966
Alger Small Cap Growth Portfolio — Class I — 2 Shares	316,483	1,847,862
The Prudential Series Fund
PSF Mid-Cap Growth Portfolio — Class II Shares	—	15,551
PSF Natural Resources Portfolio — Class II Shares	98,947	4,275,195
PSF PGIM Jennison Blend Portfolio — Class II Shares	5,055,717	2,270,877
PSF PGIM Jennison Growth Portfolio — Class II Shares	37,769	1,207,187

(4)	Related Party Transactions

(a) GLAIC

Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner’s daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note 6 presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

Mortality and Expense Risk Charge (including benefit rider options) This charge is assessed through a reduction in unit values.	0.40% — 2.80% of the daily value of the assets invested in each Portfolio (fund).

Administrative Charge This charge is assessed through a reduction in unit values.	0.15% — 0.35% of the daily value of the assets invested in each fund.

Annual Administrative Charge This charge is assessed through a redemption in units.	$0 — $30 per contract year invested in each fund.

Surrender Charge This charge is assessed through a redemption in units.	0.00% — 9.00% on the value of the accumulation units purchased.

(b) Accrued Expenses Payable to Affiliate

Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLAIC.

(c) Bonus Credit

For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners.

(d) Capital Brokerage Corporation

Capital Brokerage Corporation (“CBC”), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies, and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

(5)	Capital Transactions

All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years ended December 31, 2025 and 2024 is reflected in the Statements of Changes in Net Assets.

(6)	Financial Highlights

GLAIC’s variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2025, 2024, 2023, 2022, and 2021 follows. This information is presented as a range based upon product grouping. Expenses as a percent of average net assets are presented as a range of

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

lowest to highest contract expense rate. The unit value and total return ranges are presented to correlate to the respective expense rate. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new funds.

Financial highlights are only disclosed for Portfolios that were available to contract owners as of December 31, 2025. Portfolios liquidated in the current year (see note 1) are not included.

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AB Variable Products Series Fund, Inc.
AB VPS Balanced Hedged Allocation Portfolio — Class B
2025	1.45% to 2.95%	302,881	19.99 to 12.44	5,307	1.85%	15.66% to 13.90%
2024	1.45% to 2.95%	362,017	17.28 to 10.93	5,546	1.75%	6.99% to 5.36%
2023	1.45% to 2.95%	425,972	16.15 to 10.37	6,344	0.89%	11.03% to 9.34%
2022	1.45% to 2.95%	511,290	14.55 to 9.48	6,897	3.00%	(20.34)% to (21.55)%
2021	1.45% to 2.95%	585,455	18.26 to 12.09	9,952	0.25%	11.72% to 10.02%
AB VPS International Value Portfolio — Class B
2025	1.45% to 2.30%	1,019,988	16.92 to 12.52	16,861	3.11%	39.23% to 38.03%
2024	1.45% to 2.70%	423,324	12.15 to 10.87	4,617	0.94%	3.28% to 1.96%
2023	1.45% to 2.95%	2,423,553	11.77 to 10.54	19,542	1.10%	13.17% to 11.45%
2022	1.45% to 2.70%	559,485	10.40 to 9.54	5,264	1.58%	(15.04)% to (16.12)%
2021	1.45% to 2.95%	3,264,527	12.24 to 11.30	27,429	1.92%	9.25% to 7.59%
AB VPS Large Cap Growth Portfolio — Class B
2025	1.45% to 2.30%	255,174	90.00 to 59.51	11,836	0.00%	11.22% to 10.26%
2024	1.45% to 2.70%	302,509	80.93 to 19.73	12,610	0.00%	23.13% to 21.56%
2023	1.45% to 2.70%	361,174	65.72 to 16.23	12,295	0.00%	32.84% to 31.16%
2022	1.45% to 2.70%	401,192	49.48 to 12.38	10,428	0.00%	(29.72)% to (30.61)%
2021	1.45% to 2.70%	847,098	70.40 to 17.83	38,288	0.00%	26.79% to 25.18%
AB VPS Relative Value Portfolio — Class B
2025	1.15% to 2.30%	572,536	54.27 to 32.17	24,670	0.87%	8.93% to 7.67%
2024	1.15% to 2.70%	661,082	49.82 to 14.61	26,166	1.26%	11.46% to 9.70%
2023	1.15% to 2.70%	763,352	44.70 to 13.32	27,188	1.28%	10.44% to 8.71%
2022	1.15% to 2.70%	861,737	40.48 to 12.25	27,953	1.09%	(5.52)% to (6.99)%
2021	1.15% to 2.70%	998,243	42.84 to 13.17	34,408	0.62%	26.37% to 24.39%
AB VPS Small Cap Growth Portfolio — Class B
2025	1.45% to 1.95%	59,657	40.59 to 36.73	2,390	0.00%	2.94% to 2.41%
2024	1.45% to 2.70%	84,474	39.44 to 12.72	3,272	0.00%	16.72% to 15.23%
2023	1.45% to 2.70%	110,528	33.79 to 11.04	3,668	0.00%	16.02% to 14.56%
2022	1.45% to 2.70%	129,295	29.12 to 9.64	3,707	0.00%	(40.14)% to (40.90)%
2021	1.45% to 2.70%	137,125	48.65 to 16.31	6,571	0.00%	7.62% to 6.25%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AB VPS Sustainable Global Thematic Portfolio — Class B
2025	1.45% to 1.70%	44,133	37.71 to 20.11	1,537	0.00%	4.49% to 4.22%
2024	1.45% to 1.70%	50,008	36.09 to 19.29	1,680	0.00%	4.41% to 4.15%
2023	1.45% to 1.70%	56,240	34.57 to 18.52	1,807	0.03%	14.03% to 13.74%
2022	1.45% to 1.70%	61,187	30.31 to 16.28	1,735	0.00%	(28.22)% to (28.41)%
2021	1.45% to 1.70%	68,663	42.23 to 22.74	2,731	0.00%	20.80% to 20.49%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund — Series I shares
2025	0.75% to 1.95%	140,814	56.13 to 46.91	7,057	0.00%	10.83% to 9.49%
2024	0.75% to 2.70%	178,111	50.65 to 19.82	8,091	0.00%	33.87% to 31.23%
2023	0.75% to 2.70%	209,934	37.83 to 15.11	7,173	0.00%	39.87% to 37.14%
2022	0.75% to 2.70%	225,066	27.05 to 11.02	5,537	0.00%	(31.63)% to (32.97)%
2021	0.75% to 2.70%	266,290	39.56 to 16.43	9,679	0.00%	11.09% to 8.90%
Invesco V.I. American Franchise Fund — Series II shares
2025	1.45% to 1.85%	53,918	78.07 to 58.80	3,516	0.00%	9.77% to 9.33%
2024	1.45% to 1.85%	62,463	71.12 to 53.78	3,684	0.00%	32.60% to 32.06%
2023	1.45% to 1.70%	72,282	53.64 to 39.01	3,208	0.00%	38.57% to 38.22%
2022	1.45% to 1.70%	83,441	38.71 to 28.22	2,669	0.00%	(32.29)% to (32.46)%
2021	1.45% to 1.70%	98,756	57.17 to 41.78	4,725	0.00%	10.03% to 9.75%
Invesco V.I. American Value Fund — Series II shares
2025	1.45% to 2.30%	715,588	17.42 to 16.73	12,427	0.22%	19.01% to 17.98%
2024	1.45% to 2.30%	780,259	14.63 to 14.18	11,394	0.80%	28.20% to 27.09%
2023	1.45% to 2.30%	774,850	11.42 to 11.15	8,830	0.40%	13.62% to 12.65%
2022	1.45% to 2.30%	745,062	10.05 to 9.90	7,477	0.49%	(4.27)% to (5.09)%
2021 (4)	1.45% to 2.30%	651,151	10.49 to 10.43	6,830	0.25%	4.95% to 4.34%
Invesco V.I. Comstock Fund — Series II shares
2025	1.45% to 2.95%	1,078,581	58.42 to 17.89	46,264	1.49%	15.44% to 13.69%
2024	1.45% to 2.95%	1,130,020	50.61 to 15.74	42,730	1.40%	13.19% to 11.46%
2023	1.45% to 2.95%	1,472,865	44.71 to 14.12	47,705	1.90%	10.47% to 8.80%
2022	1.45% to 2.70%	846,530	40.47 to 13.09	29,319	1.28%	(0.61)% to (1.87)%
2021	1.45% to 2.70%	1,122,231	40.72 to 13.34	39,839	1.82%	31.12% to 29.45%
Invesco V.I. Core Equity Fund — Series I shares
2025	1.45% to 2.95%	1,953,635	39.53 to 18.55	64,576	0.67%	14.48% to 12.74%
2024	1.45% to 2.95%	2,026,932	34.53 to 16.46	58,784	1.19%	23.78% to 21.88%
2023	1.45% to 2.45%	174,148	27.89 to 23.29	4,733	0.09%	21.58% to 20.35%
2022	1.45% to 2.95%	3,693,775	22.94 to 11.28	71,306	0.86%	(21.70)% to (22.89)%
2021	1.45% to 2.95%	4,320,745	29.30 to 14.62	107,031	1.12%	25.89% to 23.97%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. Core Plus Bond Fund — Series I shares
2025	1.15% to 1.60%	441,220	10.69 to 10.51	4,670	4.25%	5.86% to 5.38%
2024	1.15% to 1.60%	499,478	10.10 to 9.98	5,008	3.66%	1.86% to 1.40%
2023	1.15% to 1.60%	540,813	9.91 to 9.84	5,337	2.58%	4.92% to 4.45%
2022 (5)	1.15% to 1.60%	570,227	9.45 to 9.42	5,377	0.86%	(5.53)% to (5.82)%
Invesco V.I. Discovery Large Cap Fund — Series I shares
2025	1.15% to 1.60%	176,022	314.94 to 55.37	24,263	0.00%	11.50% to 11.00%
2024	1.15% to 1.60%	212,383	282.45 to 49.88	26,226	0.00%	32.61% to 32.01%
2023	1.15% to 1.60%	239,418	213.00 to 37.79	23,296	0.00%	33.82% to 33.22%
2022	1.15% to 1.60%	265,129	159.16 to 28.36	19,235	0.00%	(31.58)% to (31.89)%
2021	1.15% to 1.60%	290,608	232.62 to 41.64	30,665	0.00%	21.16% to 20.61%
Invesco V.I. Discovery Large Cap Fund — Series II Shares
2025	1.45% to 2.70%	151,933	66.63 to 21.59	9,569	0.00%	10.90% to 9.50%
2024	1.45% to 2.70%	182,809	60.08 to 19.72	10,449	0.00%	31.88% to 30.20%
2023	1.45% to 2.70%	206,488	45.56 to 15.14	8,860	0.00%	33.08% to 31.40%
2022	1.45% to 2.70%	205,836	34.24 to 11.52	6,625	0.00%	(31.96)% to (32.83)%
2021	1.45% to 2.70%	246,907	50.32 to 17.16	11,799	0.00%	20.51% to 18.98%
Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares
2025	1.15% to 1.60%	164,955	202.76 to 39.38	19,316	0.00%	3.58% to 3.12%
2024	1.15% to 1.60%	180,940	195.75 to 38.19	20,636	0.00%	22.79% to 22.24%
2023	1.15% to 1.60%	202,220	159.41 to 31.24	18,492	0.00%	11.85% to 11.35%
2022	1.15% to 1.60%	225,781	142.52 to 28.06	18,568	0.00%	(31.78)% to (32.08)%
2021	1.15% to 1.60%	255,884	208.90 to 41.31	30,780	0.00%	17.73% to 17.20%
Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares
2025	1.45% to 1.70%	112,976	55.30 to 52.02	6,141	0.00%	3.02% to 2.76%
2024	1.45% to 1.70%	132,841	53.68 to 50.62	7,019	0.00%	22.12% to 21.80%
2023	1.45% to 1.70%	155,771	43.96 to 41.56	6,727	0.00%	11.22% to 10.94%
2022	1.45% to 1.70%	156,762	39.52 to 37.46	6,091	0.00%	(32.13)% to (32.30)%
2021	1.45% to 1.70%	201,921	58.23 to 55.34	11,546	0.00%	17.07% to 16.77%
Invesco V.I. EQV International Equity Fund — Series II shares
2025	1.45% to 2.95%	1,137,532	26.92 to 11.86	20,652	1.15%	14.55% to 12.80%
2024	1.45% to 2.95%	1,369,831	23.50 to 10.51	21,678	2.14%	-1.12% to (2.63)%
2023	1.45% to 2.30%	463,577	23.77 to 17.68	9,383	0.00%	16.16% to 15.16%
2022	1.45% to 2.70%	506,409	20.46 to 9.52	8,822	1.41%	(19.68)% to (20.70)%
2021	1.45% to 2.70%	573,173	25.48 to 12.01	12,521	1.08%	4.07% to 2.75%
Invesco V.I. Equity and Income Fund — Series I shares
2025	1.15% to 1.60%	490,847	11.88 to 11.79	5,813	2.04%	11.51% to 11.01%
2024	1.15% to 1.60%	580,081	10.65 to 10.62	6,171	1.76%	6.52% to 6.20%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. Equity and Income Fund — Series II shares
2025	1.45% to 2.95%	941,188	26.77 to 14.46	22,093	1.83%	10.89% to 9.20%
2024	1.45% to 2.95%	1,086,564	24.14 to 13.25	23,122	1.76%	10.28% to 8.59%
2023	1.45% to 2.95%	673,394	21.89 to 12.20	13,063	1.05%	8.64% to 7.00%
2022	1.45% to 2.95%	1,345,395	20.15 to 11.40	25,524	1.81%	(9.05)% to (10.43)%
2021	1.45% to 2.95%	825,869	22.15 to 12.73	16,402	1.55%	16.64% to 14.86%
Invesco V.I. Global Fund — Series II shares
2025	1.45% to 2.35%	639,035	68.56 to 28.23	27,362	0.00%	13.35% to 12.31%
2024	1.45% to 2.70%	752,374	60.49 to 14.40	28,517	0.00%	14.10% to 12.64%
2023	1.45% to 2.70%	875,626	53.01 to 12.79	29,136	0.00%	32.50% to 30.83%
2022	1.45% to 2.70%	1,056,272	40.01 to 9.77	26,579	0.00%	(32.92)% to (33.77)%
2021	1.45% to 2.70%	1,403,987	59.65 to 14.76	56,905	0.00%	13.50% to 12.06%
Invesco V.I. Global Real Estate Fund — Series II shares
2025	1.45% to 1.95%	2,804	16.64 to 14.98	46	1.56%	6.05% to 5.51%
2024	1.45% to 2.70%	14,431	15.69 to 7.82	182	2.42%	(3.54)% to (4.77)%
2023	1.45% to 1.45%	2,237	16.27 to 16.27	36	1.28%	7.25% to 7.25%
2022	1.45% to 1.45%	2,091	15.17 to 15.17	32	2.60%	(26.23)% to (26.23)%
2021	1.45% to 1.45%	1,929	20.56 to 20.56	40	1.94%	23.63% to 23.63%
Invesco V.I. Global Strategic Income Fund — Series I shares
2025	1.15% to 1.60%	119,475	11.81 to 11.12	1,368	5.69%	11.68% to 11.18%
2024	1.15% to 1.60%	138,323	10.57 to 10.00	1,420	3.02%	1.96% to 1.50%
2023	1.15% to 1.60%	153,242	10.37 to 9.86	1,548	0.00%	7.63% to 7.15%
2022	1.15% to 1.60%	172,835	9.63 to 9.20	1,626	0.00%	(12.48)% to (12.87)%
2021	1.15% to 1.60%	195,809	11.01 to 10.56	2,108	4.59%	(4.52)% to (4.96)%
Invesco V.I. Government Securities Fund — Series I shares
2025	0.75% to 0.75%	—	18.33 to 18.33	—	0.00%	6.56% to 6.56%
2024	0.75% to 0.75%	—	17.20 to 17.20	—	0.00%	0.95% to 0.95%
2023	0.75% to 0.75%	—	17.04 to 17.04	—	0.00%	3.84% to 3.84%
2022	0.75% to 0.75%	—	16.41 to 16.41	—	0.00%	(10.96)% to (10.96)%
2021	0.75% to 0.75%	—	18.43 to 18.43	—	0.00%	(3.00)% to (3.00)%
Invesco V.I. Main Street Fund® — Series II shares
2025	1.45% to 2.95%	2,064,873	60.79 to 17.86	77,352	0.30%	13.96% to 12.23%
2024	1.45% to 2.95%	2,472,407	53.34 to 15.92	81,455	0.00%	21.59% to 19.73%
2023	1.45% to 2.45%	444,984	43.87 to 25.65	13,813	0.15%	21.05% to 19.83%
2022	1.45% to 2.95%	3,362,880	36.24 to 11.15	75,688	0.97%	(21.46)% to (22.66)%
2021	1.45% to 2.95%	4,459,194	46.14 to 14.42	128,165	0.84%	25.39% to 23.48%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. Main Street Small Cap Fund® — Series II shares
2025	1.45% to 2.95%	523,829	69.34 to 15.89	22,756	0.23%	6.87% to 5.24%
2024	1.45% to 2.95%	603,318	64.88 to 15.10	24,603	0.00%	10.77% to 9.07%
2023	1.45% to 2.70%	235,777	58.58 to 14.01	11,796	0.92%	16.12% to 14.65%
2022	1.45% to 2.70%	259,369	50.45 to 12.22	11,249	0.24%	(17.26)% to (18.31)%
2021	1.45% to 2.70%	305,034	60.97 to 14.95	16,198	0.12%	20.49% to 18.96%
Invesco V.I. Technology Fund — Series I shares
2025	0.75% to 0.75%	—	22.28 to 22.28	—	0.00%	19.56% to 19.56%
2024	0.75% to 0.75%	—	18.64 to 18.64	—	0.00%	33.26% to 33.26%
2023	0.75% to 0.75%	—	13.98 to 13.98	—	0.00%	45.85% to 45.85%
2022	0.75% to 0.75%	—	9.59 to 9.59	—	0.00%	(40.40)% to (40.40)%
2021	0.75% to 0.75%	—	16.09 to 16.09	—	0.00%	13.55% to 13.55%
Advanced Series Trust
AST International Equity Portfolio — Class I Shares
2025	1.55% to 1.55%	—	15.14 to 15.14	—	0.00%	30.78% to 30.78%
2024	1.55% to 1.55%	—	11.57 to 11.57	—	0.00%	3.82% to 3.82%
2023 (6)	1.55% to 1.55%	—	11.15 to 11.15	—	0.00%	11.49% to 11.49%
Allspring Variable Trust
Allspring VT Discovery All Cap Growth Fund — Class 2
2025	1.45% to 1.95%	36,225	60.54 to 55.96	2,177	0.00%	13.60% to 13.02%
2024	1.45% to 1.95%	44,290	53.29 to 49.51	2,345	0.00%	19.24% to 18.63%
2023	1.45% to 1.95%	51,692	44.69 to 41.74	2,296	0.00%	31.24% to 30.58%
2022	1.45% to 1.95%	64,087	34.05 to 31.96	2,166	0.00%	(38.11)% to (38.42)%
2021	1.45% to 1.95%	69,207	55.02 to 51.91	3,781	0.00%	13.30% to 12.73%
BNY Mellon
BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares
2025	1.45% to 1.95%	2,390	52.92 to 35.71	124	0.71%	8.47% to 7.92%
2024	1.45% to 2.70%	7,408	48.79 to 14.18	256	0.36%	10.97% to 9.56%
2023	1.45% to 1.45%	2,418	43.96 to 43.96	106	0.79%	16.60% to 16.60%
2022	1.45% to 1.45%	2,595	37.70 to 37.70	98	0.73%	(15.32)% to (15.32)%
2021	1.45% to 1.45%	2,730	44.52 to 44.52	122	0.62%	24.06% to 24.06%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares
2025	1.50% to 1.70%	323,000	31.71 to 30.11	10,256	0.25%	14.23% to 14.00%
2024	1.50% to 1.70%	359,303	27.76 to 26.41	9,977	0.52%	23.01% to 22.76%
2023	1.45% to 2.70%	405,110	47.85 to 14.69	9,357	0.67%	22.03% to 20.49%
2022	1.50% to 1.70%	390,488	18.50 to 17.68	7,231	0.52%	(24.03)% to (24.18)%
2021	1.50% to 1.70%	393,232	24.36 to 23.32	9,587	0.75%	25.09% to 24.84%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
BNY Mellon Variable Investment Fund — Government Money Market Portfolio
2025	1.45% to 2.05%	96,383	10.00 to 8.91	954	3.86%	2.42% to 1.80%
2024	1.45% to 2.70%	118,814	9.76 to 9.64	1,149	4.49%	3.24% to 1.92%
2023	1.45% to 2.70%	194,703	9.46 to 9.46	1,827	4.29%	3.08% to 1.78%
2022	1.45% to 2.20%	308,810	9.17 to 8.04	2,817	1.17%	(0.20)% to (0.96)%
2021	1.45% to 2.05%	333,901	9.19 to 8.40	2,945	0.01%	(1.44)% to (2.04)%
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund — Class III Shares
2025	1.45% to 2.30%	60,250	42.62 to 31.12	2,473	0.77%	9.27% to 8.33%
2024	1.45% to 2.30%	254,507	39.00 to 28.73	9,811	1.40%	10.08% to 9.12%
2023	1.45% to 2.30%	282,976	35.43 to 26.32	9,889	5.00%	16.92% to 15.91%
2022	1.45% to 2.30%	106,880	30.31 to 22.71	3,127	1.71%	(17.88)% to (18.59)%
2021	1.45% to 2.30%	110,260	36.91 to 27.90	3,939	1.08%	11.71% to 10.74%
BlackRock Basic Value V.I. Fund — Class III Shares
2025	1.45% to 2.30%	368,329	40.14 to 32.13	14,133	1.87%	22.24% to 21.19%
2024	1.45% to 2.45%	400,435	32.84 to 22.98	12,549	1.10%	8.45% to 7.34%
2023	1.45% to 2.95%	1,079,668	30.28 to 12.95	26,999	1.51%	14.56% to 12.82%
2022	1.45% to 2.95%	1,190,327	26.43 to 11.48	25,884	1.02%	(6.50)% to (7.92)%
2021	1.45% to 2.95%	1,543,677	28.27 to 12.46	33,905	1.73%	19.58% to 17.76%
BlackRock Global Allocation V.I. Fund — Class III Shares
2025	1.45% to 2.95%	5,084,798	29.70 to 13.82	107,209	3.93%	17.78% to 15.99%
2024	1.45% to 2.95%	6,191,069	25.22 to 11.91	111,722	1.37%	7.34% to 5.70%
2023	1.45% to 2.95%	7,342,232	23.49 to 11.27	123,793	2.36%	10.86% to 9.18%
2022	1.45% to 2.95%	8,575,956	21.19 to 10.32	131,161	0.00%	(17.29)% to (18.55)%
2021	1.45% to 2.95%	10,019,147	25.62 to 12.67	186,114	0.81%	4.87% to 3.28%
BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares
2025	1.45% to 1.85%	133,164	70.94 to 64.96	9,307	0.00%	9.87% to 9.42%
2024	1.45% to 1.85%	148,163	64.57 to 59.36	9,439	0.00%	29.47% to 28.95%
2023	1.45% to 1.95%	200,613	49.87 to 44.59	9,693	0.00%	50.27% to 49.51%
2022	1.45% to 1.95%	213,216	33.19 to 29.82	6,870	0.00%	(39.15)% to (39.46)%
2021	1.45% to 1.95%	268,008	54.54 to 49.26	14,206	0.00%	16.07% to 15.48%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Columbia Funds Variable Series Trust II
CTIVP® — Principal Large Cap Growth Fund — Class 1
2025	1.45% to 2.30%	758,107	34.03 to 31.30	25,681	0.00%	12.13% to 11.16%
2024	1.45% to 2.70%	896,006	30.35 to 17.52	27,066	0.00%	19.65% to 18.12%
2023	1.45% to 2.95%	4,066,222	25.37 to 14.67	99,733	0.00%	37.52% to 35.44%
2022	1.45% to 2.95%	3,046,910	18.44 to 10.83	54,288	0.00%	(29.05)% to (30.13)%
2021	1.45% to 2.95%	923,961	26.00 to 15.50	23,666	0.00%	16.85% to 15.08%
Columbia Variable Portfolio — Overseas Core Fund — Class 2
2025	1.45% to 2.30%	446,046	18.80 to 17.29	8,303	1.78%	35.86% to 34.69%
2024	1.45% to 2.45%	540,286	13.84 to 12.67	7,402	5.83%	1.73% to 0.70%
2023	1.45% to 2.95%	1,755,675	13.61 to 11.18	23,411	1.71%	13.66% to 11.93%
2022	1.45% to 2.95%	2,001,678	11.97 to 9.99	23,540	0.70%	(16.13)% to (17.41)%
2021	1.45% to 2.95%	1,837,093	14.27 to 12.10	25,853	0.86%	8.15% to 6.51%
Deutsche DWS Variable Series II
DWS Small Mid Cap Value VIP — Class B Shares
2025	1.45% to 2.70%	5,620	53.84 to 13.65	143	0.05%	16.14% to 14.67%
2024	1.45% to 2.05%	270	46.36 to 23.38	11	0.81%	4.25% to 3.61%
2023	1.45% to 2.05%	289	44.47 to 22.56	11	0.79%	12.93% to 12.25%
2022	1.45% to 2.05%	309	39.38 to 20.10	10	0.47%	(17.35)% to (17.86)%
2021	1.45% to 2.05%	324	47.64 to 24.47	12	0.87%	28.16% to 27.38%
Eaton Vance Variable Trust
VT Floating-Rate Income Fund
2025	1.45% to 2.95%	1,065,704	16.97 to 10.77	16,307	6.71%	2.45% to 0.89%
2024	1.45% to 2.95%	1,212,965	16.56 to 10.67	18,181	7.88%	6.11% to 4.49%
2023	1.45% to 2.95%	1,565,515	15.61 to 10.21	22,460	8.17%	9.60% to 7.94%
2022	1.45% to 2.95%	1,744,103	14.24 to 9.46	22,824	4.41%	(4.14)% to (5.60)%
2021	1.45% to 2.95%	1,769,406	14.85 to 10.02	25,112	2.91%	2.12% to 0.57%
Federated Hermes Insurance Series
Federated Hermes High Income Bond Fund II — Primary Shares
2025	1.15% to 1.60%	107,886	49.23 to 27.11	3,814	6.11%	6.98% to 6.50%
2024	1.15% to 1.60%	128,451	46.01 to 25.46	4,283	5.56%	5.04% to 4.56%
2023	1.15% to 1.60%	147,569	43.81 to 24.35	4,759	5.97%	11.42% to 10.92%
2022	1.15% to 1.60%	166,136	39.32 to 21.95	4,833	5.75%	(12.79)% to (13.19)%
2021	1.15% to 1.60%	208,374	45.08 to 25.28	6,975	4.97%	3.64% to 3.17%
Federated Hermes High Income Bond Fund II — Service Shares
2025	1.45% to 2.30%	174,849	28.31 to 20.00	4,865	5.97%	6.62% to 5.70%
2024	1.45% to 2.30%	199,471	26.55 to 18.92	5,224	5.35%	4.31% to 3.41%
2023	1.45% to 2.30%	218,238	25.46 to 18.30	5,485	5.80%	10.84% to 9.89%
2022	1.45% to 2.30%	254,766	22.97 to 16.65	5,776	5.65%	(13.19)% to (13.94)%
2021	1.45% to 2.30%	311,754	26.46 to 19.35	8,155	4.76%	2.93% to 2.04%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Federated Hermes Kaufmann Fund II — Service Shares
2025	1.45% to 2.95%	617,445	61.50 to 11.78	22,706	0.00%	9.65% to 7.98%
2024	1.45% to 2.95%	709,074	56.09 to 10.91	23,690	0.40%	15.08% to 13.31%
2023	1.45% to 2.70%	237,555	48.74 to 9.74	10,372	0.00%	13.20% to 11.77%
2022	1.45% to 2.95%	976,228	43.06 to 8.64	24,832	0.00%	(31.27)% to (32.31)%
2021	1.45% to 2.95%	518,125	62.64 to 12.76	23,716	0.00%	0.78% to (0.75)%
Federated Hermes Managed Volatility Fund II — Primary Shares
2025	1.15% to 1.60%	211,145	44.29 to 20.56	6,287	2.95%	5.80% to 5.33%
2024	1.15% to 1.60%	237,133	41.86 to 19.52	6,646	2.28%	14.22% to 13.70%
2023	1.15% to 1.60%	263,975	36.65 to 17.17	6,636	1.92%	7.44% to 6.95%
2022	1.15% to 1.60%	292,743	34.11 to 16.05	6,909	1.91%	(14.75)% to (15.13)%
2021	1.15% to 1.60%	315,605	40.01 to 18.92	8,820	1.80%	17.15% to 16.62%
Fidelity® Variable Insurance Products Fund
VIP Asset Manager 50% Portfolio — Initial Class
2025	1.15% to 1.60%	332,876	86.15 to 26.42	25,878	2.40%	13.66% to 13.15%
2024	1.15% to 1.60%	394,524	75.80 to 23.35	26,661	2.37%	7.24% to 6.76%
2023	1.15% to 1.60%	439,966	70.68 to 21.87	27,683	2.24%	11.65% to 11.15%
2022	1.15% to 1.60%	514,019	63.31 to 19.68	28,713	1.98%	(15.91)% to (16.29)%
2021	1.15% to 1.60%	583,068	75.29 to 23.51	38,580	1.58%	8.66% to 8.16%
VIP Asset Manager 50% Portfolio — Service Class 2
2025	1.45% to 2.30%	161,255	26.24 to 21.48	3,955	2.21%	12.99% to 12.01%
2024	1.45% to 2.30%	203,936	23.23 to 19.18	4,432	2.46%	6.66% to 5.73%
2023	1.45% to 2.30%	191,607	21.78 to 18.14	3,904	2.08%	11.02% to 10.07%
2022	1.45% to 2.70%	215,325	19.62 to 10.27	3,944	1.81%	(16.38)% to (17.44)%
2021	1.45% to 2.70%	239,303	23.46 to 12.44	5,243	1.37%	8.09% to 6.72%
VIP Balanced Portfolio — Service Class 2
2025	1.45% to 2.95%	1,653,970	37.51 to 16.85	52,088	1.54%	13.29% to 11.57%
2024	1.45% to 2.95%	1,890,726	33.11 to 15.10	52,811	1.65%	13.94% to 12.20%
2023	1.45% to 2.95%	2,146,854	29.06 to 13.46	53,131	1.51%	19.48% to 17.67%
2022	1.45% to 2.95%	2,519,719	24.32 to 11.44	52,461	1.02%	(19.37)% to (20.60)%
2021	1.45% to 2.95%	2,931,945	30.16 to 14.41	76,574	0.72%	16.28% to 14.51%
VIP Contrafund® Portfolio — Initial Class
2025	1.15% to 1.60%	652,640	268.86 to 83.54	107,823	0.14%	20.08% to 19.54%
2024	1.15% to 1.60%	754,010	223.90 to 69.88	103,679	0.18%	32.24% to 31.64%
2023	1.15% to 1.60%	880,568	169.31 to 53.09	91,969	0.48%	31.92% to 31.33%
2022	1.15% to 1.60%	995,504	128.34 to 40.42	78,297	0.49%	(27.16)% to (27.49)%
2021	1.15% to 1.60%	1,129,797	176.19 to 55.75	121,184	0.06%	26.37% to 25.79%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Contrafund® Portfolio — Service Class 2
2025	1.45% to 2.95%	2,223,936	100.21 to 23.29	133,036	0.00%	19.44% to 17.62%
2024	1.45% to 2.95%	2,697,811	83.90 to 19.80	134,192	0.03%	31.50% to 29.49%
2023	1.45% to 2.95%	3,565,783	63.80 to 15.29	132,698	0.32%	31.19% to 29.20%
2022	1.45% to 2.95%	2,153,195	48.63 to 11.83	70,113	0.27%	(27.55)% to (28.65)%
2021	1.45% to 2.95%	2,032,242	67.13 to 16.58	100,263	0.03%	25.66% to 23.75%
VIP Dynamic Capital Appreciation Portfolio — Service Class 2
2025	1.45% to 1.70%	22,061	85.83 to 81.03	1,856	0.42%	16.77% to 16.48%
2024	1.45% to 1.70%	23,344	73.51 to 69.57	1,682	0.05%	23.37% to 23.05%
2023	1.45% to 1.70%	27,023	59.58 to 56.54	1,574	0.12%	26.86% to 26.54%
2022	1.45% to 1.70%	31,291	46.97 to 25.51	1,418	0.10%	(22.19)% to (22.39)%
2021	1.45% to 1.70%	35,238	60.36 to 57.57	2,076	0.11%	22.47% to 22.16%
VIP Equity-Income PortfolioSM — Initial Class
2025	1.15% to 1.60%	491,919	210.40 to 40.24	62,804	1.75%	17.65% to 17.12%
2024	1.15% to 1.60%	565,043	178.83 to 34.36	60,958	1.71%	14.01% to 13.50%
2023	1.15% to 1.60%	694,060	156.86 to 30.27	62,223	1.86%	9.38% to 8.89%
2022	1.15% to 1.60%	778,564	143.41 to 27.80	63,993	1.83%	(6.05)% to (6.47)%
2021	1.15% to 1.60%	858,919	152.64 to 29.72	75,265	1.86%	23.46% to 22.90%
VIP Equity-Income PortfolioSM — Service Class 2
2025	1.45% to 2.30%	780,659	50.78 to 31.27	31,254	1.60%	17.03% to 16.02%
2024	1.45% to 2.70%	910,695	43.39 to 14.93	31,027	1.51%	13.38% to 11.93%
2023	1.45% to 2.70%	1,086,286	38.27 to 13.34	32,705	1.38%	8.78% to 7.41%
2022	1.45% to 2.95%	1,950,726	35.18 to 12.31	49,057	1.83%	(6.62)% to (8.03)%
2021	1.45% to 2.95%	1,737,852	37.67 to 13.38	49,553	1.04%	22.80% to 20.93%
VIP Growth & Income Portfolio — Initial Class
2025	1.15% to 1.60%	201,697	89.92 to 46.85	14,191	1.49%	20.11% to 19.56%
2024	1.15% to 1.60%	247,296	74.87 to 39.19	14,248	1.37%	20.80% to 20.25%
2023	1.15% to 1.60%	298,303	61.98 to 32.59	14,150	1.61%	17.36% to 16.83%
2022	1.15% to 1.60%	339,362	52.81 to 27.89	13,759	1.58%	(6.04)% to (6.46)%
2021	1.15% to 1.60%	395,914	56.21 to 29.82	17,190	2.31%	24.50% to 23.94%
VIP Growth & Income Portfolio — Service Class 2
2025	1.45% to 1.95%	250,433	61.47 to 48.73	11,752	1.31%	19.45% to 18.85%
2024	1.45% to 1.95%	324,219	51.46 to 41.01	12,667	1.23%	20.18% to 19.57%
2023	1.45% to 1.95%	366,467	42.81 to 34.29	11,882	1.45%	16.65% to 16.06%
2022	1.45% to 1.95%	405,584	36.70 to 29.55	11,229	1.28%	(6.55)% to (7.02)%
2021	1.45% to 1.95%	533,883	39.27 to 31.78	16,128	2.15%	23.82% to 23.19%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Growth Opportunities Portfolio — Initial Class
2025	1.15% to 1.60%	172,309	126.16 to 71.02	16,739	0.00%	20.55% to 20.00%
2024	1.15% to 1.60%	191,633	104.65 to 59.18	15,507	0.00%	37.28% to 36.66%
2023	1.15% to 1.60%	232,194	76.23 to 43.30	13,636	0.00%	43.98% to 43.33%
2022	1.15% to 1.60%	289,360	52.95 to 30.21	12,362	0.00%	(38.86)% to (39.14)%
2021	1.15% to 1.60%	321,928	86.60 to 49.64	22,280	0.00%	10.65% to 10.15%
VIP Growth Opportunities Portfolio — Service Class 2
2025	1.45% to 2.20%	96,913	86.46 to 77.74	8,286	0.00%	19.87% to 18.96%
2024	1.45% to 2.70%	117,954	72.13 to 22.13	8,379	0.00%	36.54% to 34.80%
2023	1.45% to 2.70%	137,719	52.83 to 16.42	7,165	0.00%	43.20% to 41.40%
2022	1.45% to 2.70%	161,283	36.89 to 11.61	5,862	0.00%	(39.21)% to (39.98)%
2021	1.45% to 2.70%	221,009	60.68 to 19.35	13,219	0.00%	10.05% to 8.65%
VIP Growth Portfolio — Initial Class
2025	1.15% to 1.60%	331,576	433.26 to 64.40	73,209	0.29%	13.58% to 13.07%
2024	1.15% to 1.60%	373,940	381.46 to 56.95	71,919	0.00%	28.88% to 28.30%
2023	1.15% to 1.60%	419,184	295.99 to 44.39	62,994	0.13%	34.68% to 34.07%
2022	1.15% to 1.60%	491,163	219.78 to 33.11	54,130	0.62%	(25.32)% to (25.66)%
2021	1.15% to 1.60%	581,242	294.31 to 44.54	82,131	0.00%	21.80% to 21.25%
VIP Growth Portfolio — Service Class 2
2025	1.45% to 2.20%	317,364	99.57 to 69.73	17,539	0.05%	12.95% to 12.09%
2024	1.45% to 2.20%	381,973	88.16 to 62.21	18,670	0.00%	28.18% to 27.20%
2023	1.45% to 2.20%	426,973	68.78 to 48.91	16,223	0.00%	33.93% to 32.91%
2022	1.45% to 2.30%	471,888	51.36 to 35.43	13,442	0.37%	(25.74)% to (26.38)%
2021	1.45% to 2.30%	531,475	69.15 to 48.12	20,672	0.00%	21.12% to 20.08%
VIP Investment Grade Bond Portfolio — Service Class 2
2025	1.45% to 2.95%	3,464,255	13.76 to 9.14	44,876	3.37%	5.38% to 3.78%
2024	1.45% to 2.95%	3,982,304	13.06 to 8.81	49,101	4.50%	0.02% to (1.51)%
2023	1.45% to 2.95%	1,706,872	13.06 to 8.94	21,316	1.67%	4.47% to 2.88%
2022	1.45% to 2.95%	3,365,612	12.50 to 8.69	39,972	1.74%	(14.47)% to (15.77)%
2021	1.45% to 2.95%	4,924,558	14.61 to 10.32	68,538	1.80%	(2.33)% to (3.82)%
VIP Mid Cap Portfolio — Initial Class
2025	0.75% to 0.75%	—	93.33 to 93.33	—	0.00%	10.92% to 10.92%
2024	0.75% to 0.75%	—	84.14 to 84.14	—	0.00%	16.61% to 16.61%
2023	0.75% to 0.75%	—	72.16 to 72.16	—	0.00%	14.22% to 14.22%
2022	0.75% to 0.75%	—	63.18 to 63.18	—	0.00%	(15.38)% to (15.38)%
2021	0.75% to 0.75%	—	74.66 to 74.66	—	0.00%	24.66% to 24.66%
VIP Mid Cap Portfolio — Service Class 2
2025	1.15% to 2.70%	654,272	86.46 to 16.55	45,185	0.20%	10.21% to 8.48%
2024	1.15% to 2.95%	1,245,667	78.45 to 15.04	64,978	0.36%	15.82% to 13.70%
2023	1.15% to 2.30%	944,683	67.74 to 29.15	52,240	0.33%	13.49% to 12.17%
2022	1.15% to 2.70%	1,235,335	59.69 to 11.98	61,536	0.28%	(15.94)% to (17.26)%
2021	1.15% to 2.70%	1,094,199	71.01 to 14.48	63,111	0.32%	23.87% to 21.92%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Overseas Portfolio — Initial Class
2025	1.15% to 1.60%	204,637	72.03 to 25.19	9,895	1.59%	19.01% to 18.47%
2024	1.15% to 1.60%	223,312	60.53 to 21.26	8,963	1.59%	3.83% to 3.37%
2023	1.15% to 1.60%	253,066	58.29 to 20.57	9,688	1.02%	19.12% to 18.59%
2022	1.15% to 1.60%	281,147	48.93 to 17.34	9,106	1.04%	(25.35)% to (25.69)%
2021	1.15% to 1.60%	303,483	65.55 to 23.34	13,167	0.51%	18.32% to 17.79%
VIP Value Strategies Portfolio — Service Class 2
2025	1.45% to 1.70%	55,599	42.49 to 28.86	2,311	0.80%	6.14% to 5.87%
2024	1.45% to 1.70%	64,750	40.03 to 27.26	2,543	0.73%	7.57% to 7.30%
2023	1.45% to 1.70%	75,773	37.22 to 25.41	2,774	0.89%	18.86% to 18.56%
2022	1.45% to 1.70%	92,425	31.31 to 21.43	2,852	0.87%	(8.69)% to (8.92)%
2021	1.45% to 1.70%	108,235	34.29 to 32.78	3,670	1.27%	31.41% to 31.08%
Franklin Templeton Variable Insurance Products Trust
Franklin Allocation VIP Fund — Class 2 Shares
2025	1.45% to 2.95%	1,329,891	19.29 to 12.86	22,982	1.95%	10.97% to 9.28%
2024	1.45% to 2.95%	1,614,203	17.39 to 11.77	25,316	2.04%	7.56% to 5.91%
2023	1.45% to 2.95%	1,957,454	16.16 to 11.11	28,722	1.46%	12.96% to 11.24%
2022	1.45% to 2.95%	2,349,148	14.31 to 9.99	30,672	1.63%	(17.22)% to (18.47)%
2021	1.45% to 2.95%	2,777,133	17.29 to 12.25	44,074	1.76%	10.06% to 8.39%
Franklin Income VIP Fund — Class 2 Shares
2025	1.45% to 2.95%	5,493,336	26.48 to 12.52	116,132	5.12%	10.93% to 9.24%
2024	1.45% to 2.95%	6,607,329	23.88 to 11.46	126,463	5.22%	5.64% to 4.02%
2023	1.45% to 2.95%	7,861,382	22.60 to 11.01	144,032	5.19%	7.05% to 5.43%
2022	1.45% to 2.95%	9,237,386	21.11 to 10.45	159,365	4.97%	(6.84)% to (8.26)%
2021	1.45% to 2.95%	10,383,063	22.66 to 11.39	188,586	4.68%	15.06% to 13.31%
Franklin Large Cap Growth VIP Fund — Class 2 Shares
2025	1.45% to 2.05%	1,916	60.29 to 43.34	113	0.00%	5.66% to 5.02%
2024	1.45% to 2.05%	3,384	57.06 to 41.27	190	0.00%	24.46% to 23.69%
2023	1.45% to 2.05%	3,826	45.85 to 33.36	172	0.00%	38.41% to 37.57%
2022	1.45% to 2.70%	8,961	33.12 to 10.08	240	0.00%	(37.46)% to (38.25)%
2021	1.45% to 2.70%	6,294	52.96 to 16.32	294	0.00%	13.60% to 12.16%
Franklin Mutual Shares VIP Fund — Class 2 Shares
2025	1.45% to 2.95%	855,443	35.67 to 13.01	19,327	2.01%	9.90% to 8.23%
2024	1.45% to 2.95%	1,016,572	32.45 to 12.02	20,924	1.92%	9.65% to 7.97%
2023	1.45% to 2.95%	1,184,949	29.60 to 11.13	22,171	1.84%	11.82% to 10.13%
2022	1.45% to 2.95%	1,352,681	26.47 to 10.11	22,858	0.68%	(8.77)% to (10.16)%
2021	1.45% to 2.95%	6,853,421	29.01 to 11.25	118,673	5.08%	17.44% to 15.65%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Templeton Foreign VIP Fund — Class 1 Shares
2025	1.15% to 1.60%	154,207	21.83 to 19.85	3,144	2.59%	28.02% to 27.44%
2024	1.15% to 1.60%	183,669	17.05 to 15.57	2,936	2.58%	(1.94)% to (2.39)%
2023	1.15% to 1.60%	196,681	17.39 to 15.96	3,219	3.42%	19.70% to 19.17%
2022	1.15% to 1.60%	232,474	14.53 to 13.39	3,188	3.44%	(8.45)% to (8.86)%
2021	1.15% to 1.60%	246,527	15.87 to 14.69	3,706	2.03%	3.23% to 2.77%
Templeton Foreign VIP Fund — Class 2 Shares
2025	1.45% to 2.05%	5,397	29.13 to 16.08	141	2.23%	27.32% to 26.55%
2024	1.45% to 2.05%	7,588	22.88 to 12.70	158	2.36%	(2.44)% to (3.04)%
2023	1.45% to 2.05%	8,433	23.45 to 13.10	181	3.18%	19.01% to 18.29%
2022	1.45% to 2.05%	9,152	19.71 to 11.08	164	3.21%	(8.94)% to (9.50)%
2021	1.45% to 2.70%	15,860	21.64 to 10.26	264	1.43%	2.65% to 1.35%
Templeton Global Bond VIP Fund — Class 1 Shares
2025	1.15% to 1.40%	111,579	16.31 to 15.47	1,732	0.00%	14.75% to 14.46%
2024	1.15% to 1.40%	127,305	14.21 to 13.51	1,727	0.00%	(12.16)% to (12.38)%
2023	1.15% to 1.40%	150,107	16.18 to 15.42	2,325	0.00%	2.01% to 1.75%
2022	1.15% to 1.40%	163,060	15.86 to 15.16	2,482	0.00%	(5.94)% to (6.18)%
2021	1.15% to 1.40%	191,673	16.86 to 16.15	3,121	0.00%	(5.72)% to (5.96)%
Templeton Growth VIP Fund — Class 2 Shares
2025	1.45% to 2.70%	243,190	18.41 to 13.99	4,142	0.88%	22.03% to 20.49%
2024	1.45% to 2.70%	294,911	15.09 to 11.61	4,137	0.97%	3.87% to 2.54%
2023	1.45% to 1.95%	324,737	14.52 to 13.28	4,384	3.26%	19.26% to 18.66%
2022	1.45% to 2.20%	411,691	12.18 to 10.72	4,673	0.16%	(12.78)% to (13.45)%
2021	1.45% to 2.70%	464,747	13.96 to 11.17	6,021	1.07%	3.35% to 2.04%
Goldman Sachs Variable Insurance Trust
Goldman Sachs Government Money Market Fund — Service Shares
2025	1.15% to 2.95%	11,424,646	10.34 to 9.64	111,712	3.87%	2.75% to 0.88%
2024	1.15% to 2.95%	11,958,902	10.06 to 9.56	114,247	4.80%	3.69% to 1.80%
2023	0.75% to 2.95%	14,030,189	10.16 to 9.39	129,868	4.67%	4.00% to 1.70%
2022	0.75% to 2.95%	15,653,008	9.77 to 9.23	140,395	1.39%	0.61% to (1.61)%
2021	0.75% to 2.95%	13,708,774	9.71 to 9.38	123,322	0.01%	(0.74)% to (2.94)%
Goldman Sachs Large Cap Value Fund — Institutional Shares
2025	1.15% to 1.60%	125,068	34.40 to 31.55	4,158	1.07%	9.61% to 9.11%
2024	1.15% to 1.60%	145,147	31.38 to 28.92	4,412	1.37%	15.74% to 15.22%
2023	1.15% to 1.60%	164,370	27.12 to 25.10	4,335	1.69%	11.72% to 11.21%
2022	1.15% to 1.60%	195,188	24.27 to 22.57	4,627	1.21%	(7.44)% to (7.86)%
2021	1.15% to 1.60%	251,827	26.23 to 24.49	6,490	1.11%	22.71% to 22.15%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Goldman Sachs Mid Cap Value Fund — Institutional Shares
2025	1.15% to 2.30%	362,635	78.63 to 32.33	24,156	1.16%	8.14% to 6.88%
2024	1.15% to 2.30%	413,362	72.71 to 30.25	25,563	0.97%	11.10% to 9.80%
2023	1.15% to 2.30%	481,780	65.45 to 27.55	27,007	1.02%	10.14% to 8.86%
2022	1.15% to 2.30%	507,282	59.43 to 25.31	26,585	0.66%	(11.02)% to (12.06)%
2021	1.15% to 2.30%	569,305	66.79 to 28.78	34,036	0.45%	29.45% to 27.94%
Janus Aspen Series
Janus Henderson Balanced Portfolio — Institutional Shares
2025	1.15% to 1.60%	605,641	118.07 to 48.48	48,695	2.00%	13.78% to 13.27%
2024	1.15% to 1.60%	677,153	103.77 to 42.80	48,066	2.03%	14.09% to 13.57%
2023	1.15% to 1.60%	791,106	90.96 to 37.68	49,289	2.07%	14.09% to 13.58%
2022	1.15% to 1.60%	915,650	79.72 to 33.18	49,790	1.36%	(17.36)% to (17.73)%
2021	1.15% to 1.60%	1,053,486	96.47 to 40.33	68,972	1.11%	15.85% to 15.32%
Janus Henderson Balanced Portfolio — Service Shares
2025	1.45% to 2.95%	2,035,237	49.11 to 15.00	69,792	1.68%	13.16% to 11.44%
2024	1.45% to 2.95%	2,356,705	43.40 to 13.46	71,876	1.73%	13.47% to 11.73%
2023	1.45% to 2.95%	2,663,197	38.25 to 12.05	72,310	1.74%	13.47% to 11.75%
2022	1.45% to 2.95%	3,040,782	33.71 to 10.78	73,166	1.09%	(17.82)% to (19.07)%
2021	1.45% to 2.95%	3,497,016	41.02 to 13.32	103,288	0.87%	15.21% to 13.46%
Janus Henderson Enterprise Portfolio — Institutional Shares
2025	1.15% to 1.60%	294,649	205.12 to 55.01	35,069	0.32%	6.43% to 5.95%
2024	1.15% to 1.60%	337,332	192.72 to 51.92	37,339	0.74%	14.27% to 13.75%
2023	1.15% to 1.60%	390,439	168.66 to 45.64	37,499	0.15%	16.72% to 16.19%
2022	1.15% to 1.60%	449,010	144.50 to 39.28	36,431	0.38%	(16.91)% to (17.28)%
2021	1.15% to 1.60%	501,217	173.90 to 47.49	49,547	0.32%	15.49% to 14.97%
Janus Henderson Enterprise Portfolio — Service Shares
2025	1.50% to 1.70%	147,816	29.07 to 27.60	4,588	0.18%	5.80% to 5.59%
2024	1.50% to 1.70%	159,236	27.47 to 26.14	4,701	0.63%	13.58% to 13.35%
2023	1.50% to 1.70%	171,210	24.19 to 23.06	4,501	0.09%	16.01% to 15.78%
2022	1.50% to 1.70%	184,293	20.85 to 19.92	4,158	0.27%	(17.41)% to (17.57)%
2021	1.50% to 1.70%	192,932	25.24 to 24.16	5,287	0.24%	14.79% to 14.56%
Janus Henderson Flexible Bond Portfolio — Institutional Shares
2025	0.75% to 1.60%	205,438	25.57 to 20.54	5,426	5.13%	6.60% to 5.69%
2024	0.75% to 1.60%	241,836	23.99 to 19.44	5,886	4.72%	1.19% to 0.32%
2023	0.75% to 1.60%	284,409	23.71 to 19.38	6,773	4.19%	4.71% to 3.82%
2022	0.75% to 1.60%	315,820	22.64 to 18.66	7,185	2.61%	(14.31)% to (15.04)%
2021	0.75% to 1.60%	358,273	26.42 to 21.96	9,622	2.77%	(1.64)% to (2.48)%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Janus Henderson Forty Portfolio — Institutional Shares
2025	1.15% to 1.60%	280,124	227.21 to 82.53	38,282	0.30%	16.78% to 16.26%
2024	1.15% to 1.60%	311,053	194.56 to 70.99	36,746	0.11%	26.98% to 26.41%
2023	1.15% to 1.60%	352,084	153.22 to 56.16	32,705	0.19%	38.36% to 37.74%
2022	1.15% to 1.60%	404,767	110.74 to 40.77	26,747	0.18%	(34.32)% to (34.61)%
2021	1.15% to 1.60%	468,125	168.60 to 62.36	46,901	0.49%	21.48% to 20.94%
Janus Henderson Forty Portfolio — Service Shares
2025	1.45% to 2.05%	207,305	116.65 to 72.24	16,031	0.26%	16.15% to 15.45%
2024	1.45% to 2.45%	246,890	100.43 to 53.77	16,441	0.01%	26.27% to 24.98%
2023	1.45% to 2.95%	803,559	79.53 to 15.10	34,133	0.13%	37.64% to 35.55%
2022	1.45% to 2.95%	860,555	57.79 to 11.14	26,711	0.07%	(34.69)% to (35.68)%
2021	1.45% to 2.70%	388,821	88.48 to 17.43	22,540	0.54%	20.82% to 19.29%
Janus Henderson Global Research Portfolio — Institutional Shares
2025	1.15% to 1.60%	410,689	127.89 to 35.56	34,862	0.73%	19.53% to 18.99%
2024	1.15% to 1.60%	484,073	106.99 to 29.89	33,497	0.75%	22.15% to 21.60%
2023	1.15% to 1.60%	544,473	87.59 to 24.58	30,618	0.92%	25.32% to 24.76%
2022	1.15% to 1.60%	626,407	69.89 to 19.70	27,831	1.62%	(20.34)% to (20.70)%
2021	1.15% to 1.60%	699,744	87.73 to 24.84	38,786	0.51%	16.73% to 16.20%
Janus Henderson Global Research Portfolio — Service Shares
2025	1.50% to 1.70%	95,140	22.54 to 21.41	2,256	0.60%	18.79% to 18.55%
2024	1.50% to 1.70%	123,501	18.98 to 18.06	2,462	0.58%	21.41% to 21.16%
2023	1.50% to 1.70%	147,477	15.63 to 14.90	2,401	0.76%	24.58% to 24.33%
2022	1.50% to 1.70%	169,516	12.55 to 11.99	2,214	1.47%	(20.81)% to (20.98)%
2021	1.50% to 1.70%	187,057	15.85 to 15.17	3,079	0.36%	16.03% to 15.79%
Janus Henderson Global Technology and Innovation Portfolio — Service Shares
2025	1.15% to 1.70%	288,942	51.30 to 43.55	13,582	0.00%	23.41% to 22.72%
2024	1.15% to 1.70%	322,473	41.57 to 35.48	12,308	0.00%	30.23% to 29.51%
2023	1.15% to 1.70%	361,288	31.92 to 27.40	10,600	0.00%	52.51% to 51.66%
2022	1.15% to 1.70%	391,525	20.93 to 18.07	7,549	0.00%	(37.85)% to (38.19)%
2021	1.15% to 1.70%	442,480	33.67 to 29.23	13,783	0.66%	16.39% to 15.74%
Janus Henderson Overseas Portfolio — Institutional Shares
2025	1.15% to 1.60%	285,080	75.33 to 39.73	16,625	1.44%	27.39% to 26.82%
2024	1.15% to 1.60%	316,304	59.13 to 31.33	14,395	1.34%	4.61% to 4.14%
2023	1.15% to 1.60%	359,251	56.53 to 30.09	15,479	1.49%	9.60% to 9.11%
2022	1.15% to 1.60%	453,822	51.57 to 27.58	17,125	1.74%	(9.65)% to (10.06)%
2021	1.15% to 1.60%	503,564	57.09 to 30.66	21,111	1.13%	12.28% to 11.77%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Janus Henderson Overseas Portfolio — Service Shares
2025	1.45% to 1.70%	57,907	51.18 to 20.98	1,360	1.29%	26.72% to 26.40%
2024	1.45% to 1.70%	73,387	40.39 to 16.60	1,360	1.26%	4.04% to 3.77%
2023	1.45% to 2.10%	95,242	38.83 to 23.64	1,738	1.40%	8.99% to 8.27%
2022	1.45% to 2.10%	106,468	35.62 to 21.83	1,785	1.65%	(10.16)% to (10.75)%
2021	1.45% to 2.10%	118,255	39.65 to 24.46	2,269	1.01%	11.65% to 10.91%
Janus Henderson Research Portfolio — Institutional Shares
2025	1.15% to 1.60%	401,587	168.49 to 52.35	41,704	0.12%	17.03% to 16.50%
2024	1.15% to 1.60%	473,397	143.97 to 44.93	41,915	0.03%	33.74% to 33.14%
2023	1.15% to 1.60%	556,511	107.65 to 33.75	36,638	0.15%	41.53% to 40.89%
2022	1.15% to 1.60%	647,195	76.06 to 23.95	30,080	0.70%	(30.70)% to (31.01)%
2021	1.15% to 1.60%	721,553	109.75 to 34.72	48,298	0.10%	18.95% to 18.41%
Janus Henderson Research Portfolio — Service Shares
2025	1.50% to 1.70%	75,022	39.08 to 37.11	3,040	0.13%	16.33% to 16.09%
2024	1.50% to 1.70%	91,398	33.60 to 31.97	3,176	0.00%	32.92% to 32.65%
2023	1.50% to 1.70%	105,895	25.28 to 24.10	2,765	0.06%	40.68% to 40.39%
2022	1.50% to 1.70%	116,746	17.97 to 17.16	2,173	0.57%	(31.11)% to (31.25)%
2021	1.50% to 1.70%	127,775	26.08 to 24.97	3,457	0.02%	18.25% to 18.01%
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Dividend Strategy Portfolio — Class I
2025	1.15% to 1.60%	102,967	39.87 to 36.64	3,898	2.17%	11.32% to 10.82%
2024	1.15% to 1.60%	109,167	35.81 to 33.06	3,721	1.32%	15.49% to 14.97%
2023	1.15% to 1.60%	115,802	31.01 to 28.76	3,422	2.07%	12.89% to 12.38%
2022	1.15% to 1.60%	136,003	27.47 to 25.59	3,571	1.37%	(9.16)% to (9.57)%
2021	1.15% to 1.60%	149,457	30.24 to 28.30	4,330	1.49%	25.34% to 24.77%
ClearBridge Variable Dividend Strategy Portfolio — Class II
2025	1.45% to 2.95%	125,612	36.70 to 16.66	4,131	1.88%	10.83% to 9.14%
2024	1.45% to 2.95%	146,812	33.11 to 15.27	4,378	1.11%	14.99% to 13.23%
2023	1.45% to 2.95%	174,407	28.80 to 13.48	4,571	1.96%	12.36% to 10.66%
2022	1.45% to 2.95%	190,214	25.63 to 12.19	4,466	1.22%	(9.56)% to (10.93)%
2021	1.45% to 2.95%	200,036	28.34 to 13.68	5,208	1.34%	24.78% to 22.88%
ClearBridge Variable Growth Portfolio — Class II
2025	1.45% to 2.30%	48,974	50.60 to 30.41	2,273	0.00%	11.46% to 10.50%
2024	1.45% to 2.30%	54,977	45.40 to 27.52	2,296	0.11%	10.78% to 9.82%
2023	1.45% to 2.30%	73,083	40.98 to 25.06	2,789	0.06%	22.34% to 21.29%
2022	1.45% to 2.30%	79,595	33.50 to 20.66	2,477	0.00%	(27.65)% to (28.27)%
2021	1.45% to 2.30%	117,214	46.30 to 28.81	5,118	0.17%	8.45% to 7.51%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
ClearBridge Variable Large Cap Value Portfolio — Class I
2025	1.15% to 2.30%	345,270	64.49 to 19.36	11,091	1.08%	8.93% to 7.66%
2024	1.15% to 2.30%	385,942	59.21 to 17.98	11,722	1.17%	6.83% to 5.58%
2023	1.15% to 2.30%	562,353	55.42 to 17.03	14,945	1.27%	13.77% to 12.46%
2022	1.15% to 2.30%	601,144	48.71 to 15.15	14,261	1.30%	(7.50)% to (8.58)%
2021	1.15% to 2.30%	650,591	52.66 to 16.57	16,744	1.05%	24.76% to 23.31%
Lincoln Variable Insurance Products Trust
LVIP American Century Disciplined Core Value Fund — Standard Class II
2025	1.45% to 2.05%	907	50.18 to 32.15	32	1.62%	13.19% to 12.51%
2024	1.45% to 2.05%	1,185	44.33 to 28.57	39	1.31%	11.45% to 10.76%
2023	1.45% to 2.05%	534	39.78 to 25.80	18	1.50%	7.08% to 6.43%
2022	1.45% to 2.70%	10,140	37.15 to 11.81	235	1.87%	(14.00)% to (15.09)%
2021	1.45% to 2.70%	7,937	43.19 to 13.90	246	1.00%	21.86% to 20.31%
LVIP American Century Inflation Protection Fund — Service Class
2025	1.45% to 2.95%	1,104,011	13.50 to 9.50	13,685	7.04%	4.79% to 3.19%
2024	1.45% to 2.95%	1,249,464	12.89 to 9.21	14,816	3.59%	0.06% to (1.47)%
2023	1.45% to 2.95%	1,395,150	12.88 to 9.34	16,633	3.30%	1.90% to 0.36%
2022	1.45% to 2.95%	1,491,405	12.64 to 9.31	17,508	5.08%	(14.34)% to (15.64)%
2021	1.45% to 2.95%	1,162,727	14.75 to 11.04	15,954	3.10%	4.73% to 3.13%
LVIP American Century International Fund — Standard Class II
2025	1.45% to 2.70%	9,387	33.92 to 12.62	195	1.15%	14.30% to 12.85%
2024	1.45% to 2.70%	12,240	29.67 to 11.18	239	1.64%	1.11% to (0.18)%
2023	1.45% to 2.70%	13,782	29.35 to 11.20	270	1.27%	10.94% to 9.54%
2022	1.45% to 2.70%	11,777	26.45 to 10.23	216	1.48%	(25.84)% to (26.78)%
2021	1.45% to 2.70%	11,901	35.67 to 13.97	297	0.21%	7.17% to 5.81%
LVIP American Century Ultra® Fund — Standard Class II
2025	1.45% to 2.70%	—	93.10 to 24.01	—	0.00%	11.21% to 9.80%
2024	1.85% to 1.85%	521	65.38 to 65.38	34	0.00%	26.40% to 26.40%
2023	1.85% to 1.85%	673	51.73 to 51.73	35	0.00%	40.87% to 40.87%
2022	1.85% to 1.85%	903	36.72 to 36.72	33	0.00%	(33.63)% to (33.63)%
2021	1.45% to 2.70%	2,338	69.98 to 19.00	116	0.00%	21.38% to 19.84%
LVIP American Century Value Fund — Standard Class II
2025	1.45% to 1.45%	1,112	53.21 to 53.21	59	1.58%	14.34% to 14.34%
2024	1.45% to 1.45%	1,452	46.53 to 46.53	68	2.87%	7.89% to 7.89%
2023	1.45% to 2.70%	9,173	43.13 to 13.40	268	2.38%	7.52% to 6.16%
2022	1.45% to 2.70%	8,246	40.11 to 12.62	223	2.07%	(0.91)% to (2.17)%
2021	1.45% to 2.70%	4,637	40.48 to 12.90	141	1.30%	22.71% to 21.15%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
LVIP JPMorgan Core Bond Fund — Standard Class
2025	1.45% to 2.70%	53,309	14.87 to 9.22	721	3.45%	5.85% to 4.50%
2024	1.45% to 2.70%	64,992	14.05 to 8.82	843	3.23%	0.24% to (1.04)%
2023	1.45% to 2.70%	89,596	14.02 to 8.91	1,197	3.59%	4.38% to 3.05%
2022	1.45% to 2.70%	77,516	13.43 to 8.65	960	1.96%	(13.84)% to (14.93)%
2021	1.45% to 2.70%	86,497	15.59 to 10.17	1,248	2.33%	(2.79)% to (4.02)%
LVIP JPMorgan Mid Cap Value Fund — Standard Class
2025	1.45% to 2.70%	6,633	53.22 to 14.10	167	1.09%	3.20% to 1.89%
2024	1.45% to 2.70%	7,657	51.57 to 13.83	203	1.15%	12.62% to 11.18%
2023	1.45% to 2.70%	9,377	45.79 to 12.44	211	2.34%	9.30% to 7.92%
2022	1.45% to 1.95%	1,332	41.90 to 39.08	54	1.01%	(9.49)% to (9.95)%
2021	1.45% to 2.70%	5,273	46.29 to 12.90	138	1.01%	28.00% to 26.38%
LVIP JPMorgan Small Cap Core Fund — Standard Class
2025	1.45% to 1.95%	256	51.62 to 47.42	13	0.39%	8.67% to 8.12%
2024	1.45% to 2.70%	6,177	47.50 to 12.96	149	0.77%	10.08% to 8.68%
2023	1.45% to 1.45%	125	43.15 to 43.15	5	1.37%	11.46% to 11.46%
2022	1.45% to 1.45%	125	38.72 to 38.72	5	0.45%	(20.52)% to (20.52)%
2021	1.45% to 1.45%	125	48.71 to 48.71	6	0.76%	19.63% to 19.63%
LVIP JPMorgan U.S. Equity Fund — Standard Class
2025	1.45% to 2.70%	14,725	65.77 to 21.97	841	0.68%	12.88% to 11.45%
2024	1.45% to 2.70%	5,706	58.27 to 19.71	308	0.18%	22.18% to 20.62%
2023	1.45% to 2.70%	26,643	47.69 to 16.34	1,163	1.55%	25.32% to 23.74%
2022	1.45% to 2.70%	27,733	38.05 to 13.21	876	0.54%	(19.87)% to (20.89)%
2021	1.45% to 2.70%	31,410	47.49 to 16.70	1,248	0.70%	27.47% to 25.85%
MFS® Variable Insurance Trust
MFS® Investors Trust Series — Service Class Shares
2025	1.45% to 1.70%	78,647	62.59 to 38.16	3,289	0.59%	11.68% to 11.40%
2024	1.45% to 1.70%	96,371	56.04 to 34.26	3,593	0.47%	17.48% to 17.18%
2023	1.45% to 1.70%	114,935	47.70 to 29.23	3,705	0.45%	16.95% to 16.65%
2022	1.45% to 1.70%	141,118	40.79 to 25.06	3,916	0.38%	(17.89)% to (18.10)%
2021	1.45% to 1.70%	156,913	49.68 to 30.60	5,300	0.41%	24.67% to 24.36%
MFS® New Discovery Series — Service Class Shares
2025	1.15% to 2.30%	194,982	63.84 to 38.53	7,592	0.00%	11.26% to 9.97%
2024	1.15% to 2.30%	229,227	57.38 to 35.03	8,141	0.00%	5.20% to 3.97%
2023	1.15% to 2.30%	255,148	54.54 to 33.69	8,625	0.00%	12.94% to 11.63%
2022	1.15% to 2.30%	285,655	48.29 to 30.18	8,585	0.00%	(30.80)% to (31.60)%
2021	1.15% to 2.30%	312,846	69.79 to 44.13	13,745	0.00%	0.40% to (0.76)%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
MFS® Total Return Series — Service Class Shares
2025	1.45% to 2.95%	1,026,024	31.66 to 12.89	23,060	2.49%	9.31% to 7.64%
2024	1.45% to 2.95%	1,168,323	28.97 to 11.98	24,533	2.24%	5.89% to 4.27%
2023	1.45% to 2.95%	1,320,593	27.35 to 11.49	26,127	1.82%	8.62% to 6.98%
2022	1.45% to 2.95%	1,402,440	25.18 to 10.74	25,776	1.45%	(11.14)% to (12.49)%
2021	1.45% to 2.95%	1,820,883	28.34 to 12.27	37,727	1.59%	12.19% to 10.48%
MFS® Utilities Series — Service Class Shares
2025	1.45% to 1.95%	193,078	70.94 to 40.61	8,861	2.63%	13.09% to 12.52%
2024	1.45% to 1.95%	240,855	62.73 to 36.09	9,725	2.14%	9.72% to 9.16%
2023	1.45% to 1.95%	252,268	57.17 to 33.06	9,271	3.28%	(3.74)% to (4.23)%
2022	1.45% to 2.20%	275,570	59.39 to 33.00	10,616	2.19%	(0.97)% to (1.73)%
2021	1.45% to 2.20%	302,306	59.98 to 33.58	11,610	1.52%	12.17% to 11.32%
MFS® Variable Insurance Trust II
MFS® Income Portfolio — Service Class Shares
2025	1.45% to 1.45%	995	11.97 to 11.97	12	4.23%	5.54% to 5.54%
2024	1.45% to 1.45%	966	11.34 to 11.34	11	3.64%	1.41% to 1.41%
2023	1.45% to 1.45%	1,317	11.18 to 11.18	15	3.53%	5.81% to 5.81%
2022	1.45% to 1.45%	1,339	10.57 to 10.57	14	3.02%	(15.09)% to (15.09)%
2021	1.45% to 1.45%	1,350	12.45 to 12.45	17	2.70%	(1.35)% to (1.35)%
MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares
2025	1.45% to 2.30%	136,259	31.12 to 28.35	4,209	0.02%	8.02% to 7.09%
2024	1.45% to 2.70%	186,187	28.81 to 16.95	5,309	0.13%	14.29% to 12.83%
2023	1.45% to 2.70%	207,982	25.21 to 15.02	5,199	0.05%	21.92% to 20.38%
2022	1.45% to 2.70%	244,498	20.68 to 12.48	5,013	0.00%	(20.61)% to (21.62)%
2021	1.45% to 2.30%	273,142	26.05 to 24.57	7,079	0.03%	23.84% to 22.77%
PIMCO Variable Insurance Trust
All Asset Portfolio — Advisor Class Shares
2025	1.45% to 1.95%	146,530	20.68 to 18.62	2,917	4.50%	12.54% to 11.97%
2024	1.45% to 1.95%	183,085	18.38 to 16.63	3,249	6.29%	2.06% to 1.54%
2023	1.45% to 1.95%	213,911	18.01 to 16.38	3,730	2.79%	6.46% to 5.92%
2022	1.45% to 1.95%	230,086	16.91 to 15.46	3,765	7.52%	(13.14)% to (13.58)%
2021	1.45% to 1.95%	251,131	19.47 to 17.89	4,731	10.85%	14.36% to 13.78%
High Yield Portfolio — Administrative Class Shares
2025	1.45% to 2.95%	991,485	27.21 to 10.98	23,380	6.27%	7.37% to 5.74%
2024	1.45% to 2.95%	1,150,996	25.34 to 10.39	25,285	5.83%	5.33% to 3.72%
2023	1.45% to 2.95%	1,317,441	24.06 to 10.01	27,510	5.66%	10.60% to 8.92%
2022	1.45% to 2.95%	1,459,658	21.75 to 9.19	27,559	5.08%	(11.58)% to (12.92)%
2021	1.45% to 2.95%	1,113,122	24.60 to 10.56	25,510	4.44%	2.13% to 0.57%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares
2025	1.50% to 1.70%	46,035	21.49 to 20.40	980	3.49%	2.40% to 2.19%
2024	1.50% to 1.70%	47,800	20.99 to 19.97	994	3.60%	3.87% to 3.66%
2023	1.50% to 1.70%	54,395	20.20 to 19.26	1,088	2.58%	7.38% to 7.17%
2022	1.50% to 1.70%	57,462	18.81 to 17.97	1,071	1.47%	(11.50)% to (11.68)%
2021	1.50% to 1.70%	71,668	21.26 to 20.35	1,503	1.59%	(3.43)% to (3.62)%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2025	1.45% to 2.95%	1,636,293	16.26 to 7.00	23,234	3.26%	4.75% to 3.15%
2024	1.45% to 2.95%	1,674,227	15.52 to 6.78	23,255	2.73%	(7.38)% to (8.80)%
2023	1.45% to 2.95%	3,460,483	16.76 to 7.44	50,462	2.38%	2.48% to 0.92%
2022	1.45% to 2.95%	3,778,536	16.35 to 7.37	53,874	2.05%	(29.91)% to (30.97)%
2021	1.45% to 2.95%	2,622,435	23.33 to 10.68	54,640	1.55%	(6.16)% to (7.59)%
Low Duration Portfolio — Administrative Class Shares
2025	1.45% to 2.95%	1,904,117	12.78 to 9.30	22,452	3.94%	3.99% to 2.41%
2024	1.45% to 2.95%	2,415,389	12.29 to 9.08	27,524	4.00%	2.97% to 1.40%
2023	1.45% to 2.95%	3,928,764	11.93 to 8.95	43,146	3.59%	3.45% to 1.88%
2022	1.45% to 2.95%	4,050,621	11.53 to 8.79	43,248	1.56%	(7.10)% to (8.51)%
2021	1.45% to 2.95%	5,989,897	12.41 to 9.60	68,669	0.52%	(2.36)% to (3.85)%
Total Return Portfolio — Administrative Class Shares
2025	1.15% to 2.95%	5,290,272	18.10 to 9.16	85,487	4.10%	7.64% to 5.68%
2024	1.15% to 2.95%	6,354,863	16.81 to 8.67	95,573	4.03%	1.35% to (0.51)%
2023	1.15% to 2.95%	6,268,730	16.59 to 8.71	94,375	3.56%	4.72% to 2.82%
2022	1.15% to 2.95%	5,386,289	15.84 to 8.47	80,255	2.56%	(15.28)% to (16.82)%
2021	1.15% to 2.95%	8,123,779	18.70 to 10.19	139,271	1.82%	(2.40)% to (4.18)%
Rydex Variable Trust
NASDAQ — 100® Fund
2025	1.45% to 1.70%	186,691	138.21 to 34.00	9,881	0.03%	17.31% to 17.02%
2024	1.45% to 1.70%	207,285	117.81 to 29.06	9,547	0.20%	22.10% to 21.79%
2023	1.45% to 1.70%	237,085	96.49 to 23.86	8,750	0.00%	51.01% to 50.63%
2022	1.45% to 1.85%	194,977	63.90 to 45.27	4,355	0.00%	(35.10)% to (35.36)%
2021	1.45% to 1.85%	227,854	98.45 to 70.03	7,892	0.00%	23.72% to 23.22%
State Street Variable Insurance Series Funds, Inc.
Income V.I.S. Fund — Class 1 Shares
2025	0.75% to 2.30%	489,997	17.93 to 9.98	6,673	3.44%	5.12% to 3.48%
2024	0.75% to 2.30%	572,566	17.06 to 9.64	7,504	3.06%	(1.56)% to (3.11)%
2023	0.75% to 2.30%	639,351	17.33 to 9.95	8,613	2.01%	3.90% to 2.28%
2022	0.75% to 2.30%	685,203	16.68 to 9.73	9,008	2.53%	(15.02)% to (16.35)%
2021	0.75% to 2.30%	802,680	19.63 to 11.63	12,578	2.12%	(2.55)% to (4.07)%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Premier Growth Equity V.I.S. Fund — Class 1 Shares
2025	1.15% to 1.95%	362,793	84.56 to 73.69	27,073	0.00%	18.62% to 17.66%
2024	1.15% to 1.95%	440,971	71.29 to 62.63	27,851	0.00%	29.54% to 28.49%
2023	1.15% to 1.95%	537,937	55.03 to 48.74	25,936	0.00%	44.60% to 43.44%
2022	1.15% to 2.10%	610,779	38.06 to 31.53	20,493	0.00%	(31.23)% to (31.89)%
2021	1.15% to 2.10%	696,883	55.34 to 46.29	34,295	0.00%	23.53% to 22.35%
Real Estate Securities V.I.S. Fund — Class 1 Shares
2025	0.75% to 2.05%	190,959	79.69 to 28.60	14,597	1.05%	1.19% to (0.13)%
2024	0.75% to 2.70%	222,267	78.75 to 11.30	16,744	2.27%	9.63% to 7.47%
2023	0.75% to 2.95%	1,673,788	71.83 to 10.39	50,822	2.81%	12.65% to 10.16%
2022	0.75% to 2.95%	963,995	63.76 to 9.43	31,805	1.73%	(25.49)% to (27.14)%
2021	0.75% to 2.70%	516,159	85.58 to 13.03	38,566	2.23%	40.74% to 37.98%
S&P 500® Index V.I.S. Fund — Class 1 Shares
2025	1.15% to 1.95%	2,096,924	306.05 to 54.83	156,595	0.94%	16.17% to 15.23%
2024	1.15% to 2.30%	2,445,959	263.46 to 43.06	155,856	1.12%	23.18% to 21.75%
2023	0.75% to 2.30%	2,786,116	40.21 to 35.37	143,020	1.42%	25.02% to 23.07%
2022	0.75% to 2.70%	2,688,055	32.16 to 12.29	112,022	1.25%	(18.93)% to (20.52)%
2021	0.75% to 2.70%	3,167,505	39.67 to 15.47	163,536	1.07%	27.31% to 24.81%
Small-Cap Equity V.I.S. Fund — Class 1 Shares
2025	1.15% to 2.30%	359,948	56.62 to 29.31	18,146	0.00%	(1.40)% to (2.54)%
2024	1.15% to 2.30%	408,933	57.42 to 30.08	21,044	0.11%	9.04% to 7.77%
2023	1.15% to 2.30%	460,122	52.66 to 27.91	21,779	0.00%	12.25% to 10.95%
2022	1.15% to 2.30%	516,378	46.91 to 25.15	21,877	0.00%	(16.37)% to (17.34)%
2021	1.15% to 2.30%	614,611	56.09 to 30.43	31,221	0.00%	19.15% to 17.76%
Total Return V.I.S. Fund — Class 1 Shares
2025	1.15% to 2.95%	23,976,850	107.95 to 12.85	627,740	2.45%	14.52% to 12.44%
2024	1.15% to 2.95%	26,388,511	94.26 to 11.43	606,146	4.58%	10.02% to 8.01%
2023	0.75% to 2.95%	28,711,624	24.68 to 10.58	602,277	2.27%	14.62% to 12.09%
2022	0.75% to 2.95%	31,236,127	21.53 to 9.44	576,738	0.90%	(17.13)% to (18.97)%
2021	0.75% to 2.95%	33,565,522	25.98 to 11.65	754,081	2.08%	12.60% to 10.10%
Total Return V.I.S. Fund — Class 3 Shares
2025	1.45% to 2.95%	13,808,620	21.09 to 12.64	246,629	2.13%	13.81% to 12.08%
2024	1.45% to 2.95%	16,156,286	18.53 to 11.28	254,137	4.10%	9.44% to 7.76%
2023	1.45% to 2.95%	18,946,307	16.93 to 10.46	273,380	1.93%	13.54% to 11.82%
2022	1.45% to 2.95%	22,276,836	14.91 to 9.36	284,279	0.38%	(17.92)% to (19.17)%
2021	1.45% to 2.95%	25,159,448	18.17 to 11.58	393,270	1.75%	11.56% to 9.86%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
U.S. Equity V.I.S. Fund — Class 1 Shares
2025	1.15% to 1.95%	266,759	69.97 to 52.92	15,060	0.19%	15.12% to 14.19%
2024	1.15% to 1.95%	342,860	60.78 to 46.35	16,857	0.35%	23.10% to 22.10%
2023	0.75% to 1.95%	441,567	43.47 to 37.96	17,472	0.47%	26.95% to 25.42%
2022	0.75% to 1.95%	545,773	34.24 to 30.26	17,119	0.46%	(19.52)% to (20.49)%
2021	0.75% to 1.95%	632,397	42.54 to 38.06	24,875	0.33%	24.55% to 23.05%
The Alger Portfolios
Alger Large Cap Growth Portfolio — Class I-2 Shares
2025	1.15% to 1.60%	327,767	137.73 to 55.99	30,596	0.00%	28.77% to 28.19%
2024	1.15% to 1.60%	387,809	106.96 to 43.67	28,421	0.00%	41.23% to 40.59%
2023	1.15% to 1.60%	463,510	75.73 to 31.06	23,488	0.00%	31.15% to 30.56%
2022	1.15% to 1.60%	522,231	57.74 to 23.79	20,174	0.00%	(39.36)% to (39.63)%
2021	1.15% to 1.60%	571,353	95.22 to 39.42	36,365	0.00%	10.56% to 10.06%
Alger Small Cap Growth Portfolio — Class I-2 Shares
2025	1.15% to 1.60%	267,613	42.41 to 30.01	9,705	0.00%	4.69% to 4.22%
2024	1.15% to 1.60%	315,955	40.51 to 28.79	10,905	0.37%	6.88% to 6.39%
2023	1.15% to 1.60%	356,063	37.90 to 27.06	11,505	0.00%	15.16% to 14.64%
2022	1.15% to 1.60%	400,023	32.91 to 23.61	11,230	0.00%	(38.73)% to (39.00)%
2021	1.15% to 1.60%	434,896	53.72 to 38.70	20,053	0.00%	(7.14)% to (7.56)%
The Prudential Series Fund
PSF PGIM Jennison Blend Portfolio — Class II Shares
2025	1.45% to 1.95%	593,474	14.97 to 14.81	9,666	0.00%	16.34% to 15.75%
2024	1.45% to 2.30%	347,407	12.86 to 12.75	4,884	0.00%	23.97% to 22.90%
2023	1.45% to 2.30%	382,268	10.38 to 10.37	4,242	0.00%	3.77% to 3.72%
2022	1.55% to 1.55%	—	26.21 to 26.21	—	0.00%	(26.55)% to (26.55)%
2021	1.55% to 1.55%	—	35.68 to 35.68	—	0.00%	18.03% to 18.03%
PSF PGIM Jennison Growth Portfolio — Class II Shares
2025	1.45% to 2.20%	82,549	105.97 to 75.27	8,397	0.00%	12.16% to 11.30%
2024	1.45% to 2.30%	93,220	94.48 to 58.79	8,482	0.00%	28.45% to 27.34%
2023	1.45% to 2.30%	107,199	73.55 to 46.17	7,592	0.00%	50.69% to 49.39%
2022	1.45% to 2.30%	118,813	48.81 to 30.90	5,548	0.00%	(38.75)% to (39.28)%
2021	1.45% to 2.30%	138,763	79.69 to 50.89	10,610	0.00%	13.88% to 12.90%

(1)

Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.

(2)	The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)

The total return represents a range of maximum and minimum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)	The ratios of expenses and net investment income to average net assets are annualized for the period from April 30, 2021, to December 31, 2021.
(5)	The ratios of expenses and net investment income to average net assets are annualized for the period from April 29, 2022, to December 31, 2022.
(6)	The ratios of expenses and net investment income to average net assets are annualized for the period from March 10, 2023, to December 31, 2023.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Financial Statements

Years Ended December 31, 2025, 2024 and 2023

(With Independent Auditors’ Report Thereon)

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Independent Auditors’ Report

Audit, Compensation, and Nominating Committee

Genworth Life and Annuity Insurance Company:

Report on the Audit of the Financial Statements

Opinions

We have audited the financial statements of Genworth Life and Annuity Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2025 and 2024, and the related statutory statements of summary of operations, statutory statements of changes in capital and surplus, and statutory statements of cash flow for each of the years in the three-year period ended December 31, 2025, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2025 in accordance with accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2025.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 1 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

F-1

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

/s/ KPMG LLP

Richmond, Virginia

April 21, 2026

F-2

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus

December 31, 2025 and 2024

(Dollar amounts in millions, except per share amounts)

	2025	2024
Admitted Assets
Cash and invested assets:
Bonds	$8,386.0	$8,808.9
Preferred stocks — nonaffiliates	31.5	33.6
Common stocks — affiliates	103.3	119.1
Common stocks — nonaffiliates	45.4	46.9
Mortgage loans	1,498.2	1,599.4
Real estate	10.9	11.5
Contract loans	420.8	422.2
Cash, cash equivalents and short-term investments	366.5	234.9
Other invested assets	193.8	180.1
Receivable for securities	2.7	5.5
Derivative assets	19.0	20.4

Total cash and invested assets	11,078.1	11,482.5

Amounts recoverable from reinsurers and funds held	282.5	324.2
Deferred tax asset	19.2	51.4
Guaranty funds receivable	6.5	7.2
Premiums and accounts receivable	275.3	287.3
Investment income due and accrued	104.0	110.6
Receivable from parent, subsidiaries and affiliates	0.2	—
Current Federal income tax recoverable	—	1.1
Other assets	7.4	8.9
Separate account assets	4,117.1	4,175.2

Total admitted assets	$15,890.3	$16,448.4

F-3

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus — Continued

December 31, 2025 and 2024

(Dollar amounts in millions, except per share amounts)

	2025	2024
Liabilities and Capital and Surplus
Liabilities
Aggregate reserves — life	$6,772.5	$6,905.7
Aggregate reserves — annuity contracts	1,863.5	2,112.7
Aggregate reserves — accident and health policies	0.2	0.3
Liability for deposit-type contracts	259.6	337.7
Liability for policy and contract claims	106.5	95.2
Policyholders dividends	0.3	0.3
Premiums and annuity considerations received in advance	3.1	4.1
Other amounts payable on reinsurance	144.4	147.9
Interest maintenance reserve	13.9	20.9
Commissions payable	0.2	0.2
General expenses due or accrued	3.4	3.0
Transfers to separate accounts due or accrued	(14.7)	(12.7)
Taxes, licenses, and fees due or accrued	6.3	6.8
Current Federal income tax payable	8.0	—
Unearned investment income	5.4	5.4
Amounts withheld or retained by company as agent or trustee	26.3	28.3
Remittances and items not allocated	28.5	31.4
Asset valuation reserve	109.7	116.1
Payable to parent, subsidiaries and affiliates	12.3	12.6
Funds held under coinsurance and treaties with unauthorized reinsurers	1,597.0	1,621.8
Payable for securities	0.2	0.3
Derivative liabilities	3.2	0.8
Separate account liabilities	4,117.1	4,175.2

Total liabilities	15,066.9	15,614.0

Capital and surplus:
Common stock, Class A ($1,000 par value. 50,000 shares authorized; 25,651 shares issued and outstanding)	25.6	25.6
Paid in surplus	1,456.7	1,456.7
Unassigned deficit	(658.9)	(647.9)

Total capital and surplus	823.4	834.4

Total liabilities and capital and surplus	$15,890.3	$16,448.4

See accompanying notes to statutory financial statements.

F-4

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Summary of Operations

Years ended December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

	2025	2024	2023
Revenues:
Premiums and annuity considerations	$126.3	$137.6	$220.1
Considerations for supplementary contracts with life contingencies	24.7	25.7	23.8
Net investment income	538.5	533.5	552.8
Amortization of interest maintenance reserve	(0.2)	1.0	2.1
Commissions and expense allowances on reinsurance ceded	88.1	99.5	97.7
Reserve adjustments on reinsurance ceded	(100.6)	(95.7)	(95.4)
Income from fees associated with investment management, administration, and contract guarantees from separate accounts	72.6	76.7	78.0
Other income	20.3	22.4	24.1

Total revenues	769.7	800.7	903.2

Benefits:
Death benefits	378.9	380.7	419.7
Matured endowments	2.8	1.1	2.0
Annuity benefits	279.9	276.6	308.6
Disability benefits and benefits under accident and health policies	4.2	4.3	4.1
Surrender benefits and other fund withdrawals	402.1	477.1	511.7
Payments on supplementary contracts with life contingencies	23.8	22.5	20.6
Interest and adjustments on contracts or deposit-type contract funds	11.5	11.6	15.0
Decrease in aggregate reserves — life, annuity and accident and health	(382.5)	(458.2)	(592.3)

Total benefits	720.7	715.7	689.4

Expenses:
Commissions	73.2	78.9	83.9
General insurance expenses	141.8	147.9	134.5
Insurance taxes, licenses, and fees, excluding Federal income taxes	19.3	20.6	20.8
Net transfer from separate accounts	(357.6)	(362.2)	(329.8)
Other expenses	47.1	63.8	71.5

Total expenses	(76.2)	(51.0)	(19.1)

Total benefits and expenses	644.5	664.7	670.3

Income before Federal income taxes and realized capital losses, net	125.2	136.0	232.9
Federal income taxes	(11.8)	(6.9)	14.9

Income before realized capital losses	137.0	142.9	218.0
Realized capital losses, net	(38.0)	(79.4)	(119.6)

Net income	$99.0	$63.5	$98.4

See accompanying notes to statutory financial statements.

F-5

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Changes in Capital and Surplus

Years ended December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

	Common stock
	Amount	Shares	Paid in surplus	Unassigned deficit	Total
Balances as of December 31, 2022	$25.6	25,651	$1,456.7	$(677.8)	$804.5
Net income	—	—	—	98.4	98.4
Change in net unrealized capital gains and losses	—	—	—	(5.0)	(5.0)
Change in net unrealized foreign exchange capital gains and losses	—	—	—	1.3	1.3
Change in net deferred income taxes	—	—	—	(6.6)	(6.6)
Change in nonadmitted assets	—	—	—	31.3	31.3
Change in liability for reinsurance in unauthorized companies	—	—	—	12.4	12.4
Change in asset valuation reserve	—	—	—	(9.5)	(9.5)
Change in surplus as a result of reinsurance	—	—	—	(31.8)	(31.8)

Balances as of December 31, 2023	25.6	25,651	1,456.7	(587.3)	895.0
Net income	—	—	—	63.5	63.5
Change in net unrealized capital gains and losses	—	—	—	(47.4)	(47.4)
Change in net unrealized foreign exchange capital gains and losses	—	—	—	(1.4)	(1.4)
Change in net deferred income taxes	—	—	—	(11.1)	(11.1)
Change in nonadmitted assets	—	—	—	(34.5)	(34.5)
Change in asset valuation reserve	—	—	—	3.0	3.0
Change in surplus as a result of reinsurance	—	—	—	(32.7)	(32.7)

Balances as of December 31, 2024	25.6	25,651	1,456.7	(647.9)	834.4
Net income	—	—	—	99.0	99.0
Change in net unrealized capital gains and losses	—	—	—	(59.6)	(59.6)
Change in net unrealized foreign exchange capital gains and losses	—	—	—	4.4	4.4
Change in net deferred income taxes	—	—	—	(17.5)	(17.5)
Change in nonadmitted assets	—	—	—	(15.7)	(15.7)
Change in asset valuation reserve	—	—	—	6.4	6.4
Change in surplus as a result of reinsurance	—	—	—	(28.0)	(28.0)

Balances as of December 31, 2025	$25.6	25,651	$1,456.7	$(658.9)	$823.4

See accompanying notes to statutory financial statements.

F-6

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

	2025	2024	2023
Cash flow from operations:
Premiums collected net of reinsurance	$156.0	$172.2	$231.7
Net investment income	514.6	510.2	538.7
Miscellaneous income	89.3	109.2	140.4

Total cash provided from revenues	759.9	791.6	910.8

Benefit and loss related payments	1,020.2	1,096.8	1,143.9
Net transfers from separate, segregated accounts, and protected cell accounts	(355.6)	(360.8)	(327.0)
Commissions, expenses paid, and aggregate write-ins for deductions	230.8	243.2	236.4
Federal income taxes paid (recovered), net of capital gains (losses)	15.9	30.3	66.1

Total cash applied to benefits and general and other expenses	911.3	1,009.5	1,119.4

Net cash applied to operations	(151.4)	(217.9)	(208.6)

Cash flow from investments:
Proceeds from investments sold, matured, or repaid:
Bonds	759.9	1,151.9	827.1
Stocks	7.0	7.8	8.4
Mortgage loans	211.5	171.3	91.9
Other invested assets	9.4	6.5	2.2
Miscellaneous proceeds	2.8	0.3	6.0

Total investment proceeds	990.6	1,337.8	935.6

Cost of investments acquired:
Bonds	314.6	769.1	238.4
Stocks	0.6	0.7	4.9
Mortgage loans	110.3	89.2	27.9
Real estate	0.1	1.1	—
Derivatives, net	40.7	105.0	99.8
Other invested assets	21.0	19.7	26.0
Miscellaneous applications	0.1	1.2	(2.9)

Total investments acquired	487.4	986.0	394.1
Net decrease in contract loans and premium notes	0.9	(11.6)	(8.2)

Net cash provided by investments	502.3	363.4	549.7

Cash flow from financing and miscellaneous sources:
Cash applied:
Net deposits on deposit-type contracts and other insurance liabilities	(146.2)	(167.6)	(209.9)
Other cash applied	(73.1)	(57.3)	(32.2)

Net cash applied to financing and miscellaneous sources	(219.3)	(224.9)	(242.1)

Net change in cash, cash equivalents and short-term investments	131.6	(79.4)	99.0
Cash, cash equivalents and short-term investments:
Beginning of year	234.9	314.3	215.3

End of year	$366.5	$234.9	$314.3

F-7

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Cash Flow — Continued

Years ended December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

	2025	2024	2023
Supplemental information:
Interest capitalization — net investment income	$(7.8)	$(8.4)	$(8.2)
Interest capitalization — bond purchases	(7.8)	(8.4)	(8.2)
Securities exchanged — bond proceeds	(85.1)	(50.1)	(62.6)
Securities exchanged — bond purchases	(85.1)	(50.1)	(62.6)
Tax sharing agreement transfer of taxes payable — taxes paid	(38.6)	(37.6)	(28.2)
Tax sharing agreement transfer of taxes payable — stock proceeds	(55.6)	(49.5)	(38.9)
Tax sharing agreement transfer of taxes payable — stock purchases	(94.2)	(87.1)	(67.1)
Transfer to stocks — bond proceeds	—	(24.0)	—
Transfer from bonds — stock purchases	—	(24.0)	—
Reinsurance treaty non-cash transaction Scottish Re recapture — premiums collected net of reinsurance	—	—	(36.7)
Reinsurance treaty non-cash transaction Scottish Re recapture — miscellaneous income	—	—	(6.8)
Reinsurance treaty non-cash transaction Scottish Re recapture — benefit and loss related payments	—	—	(30.9)
Reinsurance treaty non-cash transaction Scottish Re recapture — other cash applied	—	—	(1.0)

See accompanying notes to statutory financial statements.

F-8

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

(1)	Corporate Structure, Basis of Presentation, and Summary of Significant Accounting Policies

(a) Corporate Structure

Genworth Life and Annuity Insurance Company (the “Company” or “GLAIC”) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. The Company is licensed as a life insurer to do business in Bermuda, the District of Columbia and all states except for New York. The Company is wholly-owned by Genworth Life Insurance Company (“GLIC”), which is wholly-owned by Genworth North America Corporation (“GNA”), which is indirectly wholly-owned by Genworth Financial, Inc. (“Genworth”).

The following are the Company’s direct subsidiaries with percentage of ownership listed as of December 31, 2025:

Genworth Life Insurance Company of New York (“GLICNY”)	34.5%
River Lake Insurance Company VI (“RLIC VI”)	100.0
River Lake Insurance Company X (“RLIC X”)	100.0
GNWLAAC Real Estate Holding, LLC (“GNWLAAC RE”)	100.0
Newco Properties, Inc. (“Newco”)	100.0
Jamestown Assignment Company, Inc. (“JAC”)	100.0
Assigned Settlement Inc. (“ASI”)	100.0

As of December 31, 2025, GNWLAAC RE, JAC and ASI were unaudited and fully nonadmitted.

(b) Nature of Business

The Company’s principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant’s lifetime or the longer of a defined number of years or the annuitant’s lifetime. In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products; however, the Company continues to service its existing retained and reinsured blocks of business.

The Company also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans; variable life insurance and funding agreements. Most of its variable annuities include guaranteed minimum death benefits (“GMDBs”). Some of the Company’s group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits (“GMWBs”) and certain types of guaranteed annuitization benefits.

(c) Basis of Presentation

The accompanying statutory financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance (the “Virginia Bureau”). These prescribed statutory accounting practices (“SAP”) include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), including Statements of Statutory Accounting Principles (“SSAP”), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

Certain of the Company’s subsidiaries have permitted practices granted by their respective state of domicile as described in Note 2(b).

F-9

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

The preparation of financial statements requires management to make informed judgments and estimates that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The Company considers its significant estimates to be those made for future policy benefits and claims. The Company also makes estimates for legal and regulatory reserves, certain investment and derivative valuations and valuation of deferred tax assets, if applicable. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

(d) Differences Between SAP and U.S. GAAP

The effects on the financial statements of the variances between SAP and U.S. generally accepted accounting principles (“U.S. GAAP”), although not reasonably determinable, are presumed to be material. The principal differences between SAP and U.S. GAAP include:

•

Investments in bonds are generally carried at amortized cost under SAP. The amortized cost is written down when an impairment is deemed other-than-temporary. Under U.S. GAAP, investments in bonds are carried at fair value with changes recorded in accumulated other comprehensive income (loss). A temporary allowance is recorded for declines in fair value related to credit losses.

•

The carrying value of commercial mortgage loans is stated at principal amounts outstanding under SAP. Under U.S. GAAP, the carrying value of commercial mortgage loans is stated at principal amounts outstanding, net of unamortized premium or discount, deferred expenses and allowance for credit losses.

•

The change in the unrealized gains or losses on certain investments is recorded as an increase or decrease in statutory surplus under SAP. Under U.S. GAAP, such unrealized gains and losses are recorded as a component of comprehensive income (loss).

•

Investments in subsidiaries are generally carried on a statutory equity basis with equity in the earnings of subsidiaries reflected in unassigned surplus. Under U.S. GAAP, controlled subsidiaries are consolidated and results of operations are included in net income (loss).

•

Under SAP, derivative instruments are valued consistently with hedged items. Derivatives are recorded at amortized cost if the hedged item is recorded at amortized cost. Derivatives are recorded at fair value and surplus is adjusted for fair value changes, if the hedged item is also recorded at fair value. Derivative instruments that do not meet or no longer meet the criteria of a highly effective hedge (“non-qualifying derivatives”) are recorded at fair value and the changes in fair value are recorded as unrealized gains and losses in statutory surplus. Under U.S. GAAP, derivatives are recorded at fair value and changes in fair value are recorded in accumulated other comprehensive income (loss) for qualified cash flow hedges or net income (loss) (with an offsetting change in value for changes in the hedged item) for qualified fair value hedges and non-qualifying derivatives. To the extent that hedging relationships are highly effective, the derivatives’ impact on operations is limited to payments and receipts of periodic coupons.

•

Under SAP, embedded derivatives are carried consistently with the host instruments. Under U.S. GAAP, the embedded derivatives that are not clearly and closely related to the host are bifurcated and accounted for like any other free-standing derivative.

•

Interest maintenance reserve (“IMR”) represents the deferral of interest related realized gains and losses, net of tax, on primarily fixed maturity investments and interest rate derivatives which are amortized into operations over the remaining life of the investment sold under SAP. No such reserve is required under U.S. GAAP.

•

Asset valuation reserve (“AVR”) represents a contingency reserve for credit related risk on most invested assets of the Company, and is charged to statutory surplus under SAP. No such reserve is required under U.S. GAAP, but mortgage loans are recorded net of allowances for estimated uncollectible amounts.

F-10

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

•

Certain assets, principally furniture, equipment, prepaid expenses, agents’ balances, and certain deferred tax assets have been designated as nonadmitted assets and excluded from assets by a charge to statutory surplus under SAP. Under U.S. GAAP, such amounts are carried with an appropriate valuation allowance, when necessary.

•

Intangible assets such as present value of future profits and other adjustments, resulting from the Company’s acquisitions, are not recorded under SAP. Intangible assets such as goodwill are recorded under SAP and amortized. Under U.S. GAAP, the present value of future profits is recorded and amortized and goodwill is recorded at cost and tested for impairment using a fair value methodology at least annually.

•

Under SAP, a provision is established for unsecured reinsurance recoverable balances from unauthorized reinsurers with the change credited or charged to unassigned statutory surplus. In addition, any amounts over due by 90 days are nonadmitted. Under U.S. GAAP, an allowance is established for expected credit losses for reinsurance balances with any changes to this allowance reflected in operations for the period.

•

Under SAP, aggregate reserves for a majority of life insurance and fixed annuity products are based on statutory mortality and interest requirements without consideration for anticipated withdrawals. Variable annuity contracts are reserved for using a prescribed principles-based approach. Reserves for long-term care insurance (“LTC”) are based on morbidity assumptions derived from the Company’s experience. Asset adequacy analysis (for which the Company uses cash flow testing) is performed annually using best estimate assumptions with provisions for adverse deviation to determine if there is adequate margin when comparing assets to all future liabilities under moderately adverse conditions. If the margin is negative, the Company would be required to record additional statutory reserves in the statutory statements of admitted assets, liabilities and capital and surplus through the statutory statements of summary of operations. Under U.S. GAAP, reserves for term life insurance, life-contingent annuity, and LTC products are based on the present value of future benefits less the present value of future net premiums based on mortality, morbidity and other assumptions. Reserves for universal life insurance, term universal life insurance and non life-contingent annuity products are recognized by establishing a liability equal to the current account value of the policyholders’ contracts, with an additional reserve for certain guaranteed benefits. The U.S. GAAP liability uses best estimate cash flow assumptions, which are reviewed at least annually or more frequently if actual experience indicates a change is required. The change in the liability for future policy benefits resulting from cash flow assumption updates is recorded in the income statement.

•

Reserves are reported net of ceded reinsurance under SAP. Under U.S. GAAP, reserves relating to business in which the ceding company is not legally relieved of its liability are reported gross with an offsetting reinsurance receivable.

•

Under SAP, certain annuity contracts which do not pass through all investment gains to the contractholders are maintained in the separate accounts, whereas U.S. GAAP reports these contracts in the general account of the Company.

•

Policy acquisition costs are expensed as incurred under SAP. Under U.S. GAAP, costs that are related to the successful acquisition of new and renewal insurance policies and investment contracts are deferred and recognized on a constant-level basis.

•

Under SAP, the cumulative effect of changes in accounting principles are recorded as increases or decreases in statutory surplus. Under U.S. GAAP, cumulative effects of changes in accounting principles generally affect equity and net income (loss).

•

Under SAP, premiums of universal life insurance and deferred annuity contracts, including policy charges, are recorded as revenue when received. Under U.S. GAAP, policy charges are recorded as revenue when due, and the premiums are recorded as policyholder account balances.

•

Under SAP, Federal income taxes are provided for in the Company’s estimated current and deferred tax liability. Income taxes incurred include current year estimates of Federal income taxes due or refundable, based on tax returns for the current year and all prior years to the extent not previously provided. Deferred taxes are provided for differences between the financial statement basis and the tax basis of assets and liabilities. Changes in deferred tax

F-11

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

assets (“DTA”) and deferred tax liabilities (“DTL”) are recognized as a separate component of gains and losses in statutory unassigned surplus, while under U.S. GAAP, these changes are included in income tax expense or benefit. Under U.S. GAAP and SAP, gross DTAs are reduced by a valuation allowance if it is more likely than not that some portion or all of the assets will not be realized. The remaining adjusted gross DTA not meeting certain criteria outlined in SSAP No. 101, Income Taxes, are not admitted for SAP.

•

The Statutory Statements of Cash Flow differs in certain respects from the presentation required by U.S. GAAP, including the presentation of the changes in cash, cash equivalents and short-term investments instead of cash and cash equivalents. Short-term investments include securities with maturities of one year or less at the time of acquisition. For statutory purposes, there is no reconciliation between net income (loss) and cash from operations.

•	SAP does not require the presentation of a Statement of Comprehensive Income; however, U.S. GAAP does require a Statement of Comprehensive Income.

(e) Recognition of Revenue and Related Expenses

Scheduled life and accident and health insurance premiums and annuity considerations are recognized as revenue when due from policyholders with an unearned premium reserve provided for amounts unearned at the valuation date. Premiums and fund deposits for universal life insurance and single premium contracts are recognized as revenue when collected. Benefits, surrenders and withdrawals are expensed as incurred. All acquisition costs and maintenance expenses are charged to operations as incurred.

(f) Investments

Investments in bonds are generally stated at amortized cost except for bonds where the NAIC designation has fallen to six and the fair value has fallen below amortized cost, in which case they are carried at fair value. Debt securities that do not qualify as bonds are stated at amortized cost using the scientific method except where the fair value has fallen below amortized cost, in which case they are carried at fair value. Amortization of asset-backed securities and debt securities that do not qualify as bonds is based on prepayment assumptions that are updated at least quarterly. Significant changes of estimated cash flows from original purchase assumptions are accounted for using the retrospective adjustment method for all such securities that are reported with NAIC designations that are of high credit quality at the time of acquisition. Significant changes of estimated cash flows from original purchase assumptions are accounted for using the prospective adjustment method for all such securities that are not reported with NAIC designations that are of high credit quality at the time of acquisition and for securities that have been other than temporarily impaired. For securities which the Company recorded other-than-temporary impairment (“OTTI”) charges, the Company stops amortization until the security begins performing as anticipated, at which time the Company applies that prospective methodology for amortization. Amortization is accounted for using a method that approximates the scientific interest method. Prepayment assumptions for asset-backed securities and debt securities that do not qualify as bonds are based on internal estimates.

Investments in common stocks of unaffiliated companies are carried at fair value. Investments in common stocks of subsidiary controlled and affiliated (“SCA”) insurance companies are carried at the Company’s proportionate share of the audited statutory capital and surplus of the entity. Noninsurance SCAs are carried at the audited U.S. GAAP equity of the investee, adjusted for unamortized goodwill. Changes in the proportionate share of equity of such subsidiaries are recorded as unrealized gains and losses. Dividends from subsidiaries are recorded as net investment income when paid.

Investments in preferred stocks are carried at fair value.

Investments in short-term investments (maturity dates of one year or less from the acquisition date) are stated at amortized cost, which approximates fair value due to their short-term maturity. Money market funds are stated at fair value and classified as cash equivalents.

F-12

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

The Company regularly evaluates securities, excluding asset backed securities and debt securities that do not qualify as bonds, in an unrealized loss position for other-than-temporary impairments (“OTTI”). For these securities, the Company considers all available information relevant to the collectability of the securities, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. When it is determined that an impairment is other than temporary because the Company has made a decision to sell the security at an amount below its carrying value, or it is probable that the Company will not collect all amounts due based on the contractual terms of the security, the Company will recognize that an OTTI has occurred and record a realized loss equal to the difference between the security’s carrying value and its fair value.

For asset backed securities and debt securities that do not qualify as bonds, the Company also utilizes performance indicators of the underlying assets including defaults or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, collateral vintage and other relevant characteristics of the underlying assets or the security to develop its estimate of cash flows. Estimating the expected cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources. When it is determined that an impairment is other than temporary because it is probable that the Company will not collect all amounts due based on the contractual terms of the security, even if the Company has no intent to sell and has the intent and ability to hold to recovery, the Company will recognize a realized loss equal to the difference between the carrying value of the security and the present value of the expected cash flows. Under circumstances whereby the Company has the intent to sell or does not have the ability and intent to hold to recovery, the security is impaired to its fair value.

In addition, for certain asset-backed securities in an unrealized loss position, management also evaluates whether it has the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis.

Investments in real estate are stated at depreciated cost. As of December 31, 2025 and 2024, the Company’s investment in real estate consisted of properties occupied by the Company of $10.9 and $11.5, respectively.

Newco, a noninsurance subsidiary, owns and leases certain properties occupied by the Company and its affiliates.

Mortgage loans are stated at principal amounts outstanding, net of discounts, premiums, and valuation allowances. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Premiums and discounts are amortized as level yield adjustments over the respective loan terms.

GNWLAAC RE, a noninsurance subsidiary, at times owns certain mortgage loans contributed by the Company. GNWLAAC RE will take possession of real estate through, or in lieu of, foreclosure on its loans. The transfers are recorded at the lower of book value or fair value at the date of transfer. GNWLAAC RE was nonadmitted as of December 31, 2025 and 2024.

Impaired loans are defined by SSAP No. 37, Mortgage Loans, as loans for which it is probable that the Company will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that the Company will be unable to collect all amounts due, the Company considers current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. For individually impaired loans, the Company records an impairment charge when it is probable that a loss has occurred. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management’s opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

Investments in joint ventures, partnerships or limited liability companies are stated based on the underlying audited U.S. GAAP equity adjusted for any unamortized goodwill. Changes in the proportionate share of these investments are recorded

F-13

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

as unrealized gains and losses. The cost basis and carrying value of joint ventures and limited partnership investments are adjusted for impairments in value deemed to be other than temporary, with associated realized loss reported in net income (loss).

Realized investment gains and losses, determined on a specific identification basis and recorded on the trade date, are reduced by amounts transferred to IMR and are reflected as an element of net income (loss), net of related tax. For bonds carried at fair value, the difference between amortized cost and fair value is reflected as unrealized gains and losses on investments in unassigned surplus. Changes in fair values of common stocks, preferred stocks and changes in statutory equity of subsidiaries are reflected as unrealized gains and losses on investments in unassigned surplus.

The Company may from time to time participate in a program managed by an unaffiliated financial institution in which it lends securities to brokers or other parties. The Company receives collateral for the loaned securities which can consist of cash or government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. Currently, the Company only accepts cash collateral from borrowers under the program. As of December 31, 2025 and 2024, there were no loaned securities or collateral held.

Sales of securities to affiliates are considered economic transactions and are accounted for at fair value, with interest related gains and losses transferred to IMR.

(g) Fair Value Measurements

The Company may from time to time hold certain long-term bonds, common and preferred stocks, derivatives, securities held as collateral, and separate account assets which are carried at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect a view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets carried or disclosed at fair value are classified and disclosed in one of the following three categories:

•	Level 1 — Quoted prices for identical instruments in active markets.

•

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•	Level 3 — Instruments whose significant value drivers are unobservable.

Level 1 primarily consists of separate account assets and financial instruments whose value is based on quoted market prices such as actively traded equity securities and actively traded mutual fund investments.

Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate bonds; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate swaps.

F-14

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid bonds and preferred stocks, and certain derivative instruments where the Company cannot corroborate the significant valuation inputs with market observable data.

As of each reporting period, all assets and liabilities recorded or disclosed at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value from including a particular input. The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur.

The valuation of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1.

The valuation of equity index options is determined using an income approach. The primary inputs into the valuation are forward interest rate volatility and a time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3.

The valuation of cross currency swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and foreign currency exchange rates, both of which are considered an observable input, and results in the derivative being classified as Level 2.

The valuation of bond purchase commitments is determined using an income approach. The primary inputs into the valuation represent current bond prices and interest rates, as well as an estimate of the cost of counterparty financing to acquire and carry the bond during the forward period. The estimated cost of counterparty financing is not readily observable and is developed based upon an assumed spread; accordingly, these derivatives are classified as Level 3.

The fair value of the majority of separate account assets is based on the quoted price of the underlying fund investments and, therefore, represents Level 1 pricing. The remaining separate account assets represent Level 2 pricing, as defined above.

(h) Investment Income Due and Accrued

Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date. Due and accrued income is not recorded on: (a) bonds in default and (b) bonds delinquent more than 90 days or where collection of interest is improbable. As of December 31, 2025 and 2024, the Company’s nonadmitted investment income due and accrued was zero.

(i) Nonadmitted Assets

Certain assets, principally furniture, equipment, agents’ debit balances, certain amounts related to investments in or near default, prepaid expenses, and certain deferred income tax assets have been designated as nonadmitted assets and are excluded from assets by a charge to statutory surplus. Changes in these nonadmitted assets are presented as changes in unassigned surplus.

F-15

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

(j) Aggregate Reserves and Liability for Deposit-Type Contracts

Policy reserves on non-variable annuity and supplementary contracts are calculated using the Commissioners’ Annuity Reserve Valuation Method. The valuation interest assumptions follow the Standard Valuation Law and vary by the contracts’ characteristics and their issue year.

Variable annuity reserves follow the reserve requirements prescribed in the NAIC Valuation Manual-21: Requirements for Principle-Based Reserves for Variable Annuities.

Policy reserves on life insurance contracts are based on statutory mortality and valuation interest rates using the Commissioner’s Reserve Valuation Method without consideration of withdrawals. The valuation interest and mortality assumptions follow the Standard Valuation Law and vary by the contracts’ characteristics and their issue year.

Valuation methods provide, in the aggregate, reserves that are greater than or equal to the minimum guaranteed policy cash values or the amount required by law.

Accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using specified statutory interest rates and mortality. Morbidity assumptions are based on Company experience.

Liability for deposit-type contracts represents contracts without significant mortality or morbidity risk. Payments received from sales of deposit-type contracts are recognized by providing a liability equal to the current value of the policyholders’ contracts. Interest rates credited to these contracts are based on the applicable terms of the respective contract.

(k) Liability for Policy and Contract Claims

The liability for policy and contract claims represents the amount needed to provide for the estimated cost of settling due and unpaid claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for payments of claims that have been reported to the insurer, and claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the liability are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses greater or less than the liability for policy and contract claims provided.

(l) Interest Maintenance Reserve

IMR represents the deferral of interest-related realized capital gains and losses, net of tax, on primarily fixed maturity investments and interest rate derivatives. These gains and losses are amortized into income (loss) on a level yield method, based on statutory factor tables over the estimated remaining life of the investment sold or called.

(m) Asset Valuation Reserve

AVR is a contingency reserve for credit-related losses on most investments and is recorded as a liability through a charge to statutory surplus. The reserve is calculated based on credit quality using factors provided by the NAIC.

(n) Federal Income Taxes

The Company determines DTAs and/or DTLs by multiplying the differences between the statutory financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are

F-16

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in unassigned deficit in the period that includes the enactment date. Valuation allowances on DTAs are estimated based on the Company’s assessment of the realizability of such amounts.

(o) Reinsurance

Premiums, commissions, expense reimbursement, claim, and claim adjustment expenses related to reinsured business are accounted for on a basis consistent with that used in accounting for the original policies issued and with the terms of the reinsurance contracts and are reported net of amounts ceded to other companies.

A liability has been provided for unsecured policy reserves on reinsurance ceded to companies not authorized to assume business in the state of domicile and is included in reinsurance in unauthorized companies. Changes in this liability are reported directly in unassigned surplus.

Policy and contract liabilities ceded have been reported as reductions to the related reserves.

(p) Guaranty Association Assessments

The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business. See Note 7(b).

(q) Derivative Instruments

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are valued and reported consistently with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge shall be valued at fair value with the changes in fair value recorded as unrealized gains and losses in statutory surplus.

The Company uses cross currency swaps, equity index options, bond purchase commitments, and financial futures for hedging. Interest rate futures are used to reduce market risks from changes in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. Equity index options and equity futures are used to hedge the equity market risks that are part of some of the Company’s annuity liabilities. Bond purchase commitments are used to lock in prices of future bond purchases.

The Company uses cross currency swaps to reduce market risks from changes in foreign currency rates and to alter interest rate exposure arising from mismatches between assets and liabilities. In a cross currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

Cross currency swaps and bond purchase commitments that qualify for hedge accounting are carried at amortized cost while non-qualifying equity options and financial futures are carried at fair value with changes in fair value recorded in statutory surplus. Realized investment gains and losses from derivatives that qualify for hedge accounting are reduced by amounts transferred to IMR and are reflected as an element of investment income, net of investment and interest expenses. Any fees associated with swaps are held in surplus and the full fee amount will be recognized in income at the time of termination.

The Company reports net cash flows from the purchase or termination of derivative instruments as cash flows from investing activities in the Statutory Statements of Cash Flow.

F-17

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

(r) Experience Refunds

Experience refunds are calculated in accordance with the applicable reinsurance agreements. Experience refunds are primarily determined by claims experience on the ceded blocks, in addition to numerous factors that include profitability of the Company during the period covered by the refund and capitalization levels of the Company.

(s) Going Concern

The Company’s management does not have any doubts about the Company’s ability to continue as a going concern within one year from the date the statutory financial statements were issued.

(t) Accounting Changes

In March and May 2025, the NAIC adopted revisions to SSAP No. 1, Accounting Policies, Risks & Uncertainties, and Other Disclosures, effective December 31, 2025. The revisions clarify and expand restricted asset disclosures to include assets under modified coinsurance (“Modco”) and funds withheld (“FWH”) agreements and identify differences between the restricted asset annual statement disclosure and the amount reported in the annual statement general interrogatories. Additionally, these revisions expand restricted asset disclosures to capture the book/adjusted carrying value of Modco and FWH assets by investment schedule and to include breakdowns by related party codes for assets affiliated with the reinsurer. These revisions expanded disclosures but did not have an impact on the Company’s financial statements. See Note 2.

In August 2023, the NAIC adopted revisions to SSAP No. 26, Bonds, and SSAP No. 43, Asset-Backed Securities, effective January 1, 2025. The revisions adopt a principles-based bond definition for determining the investments eligible for bond accounting and reporting as issuer credit obligations (“ICO”) and asset-backed securities (“ABS”). The Company adopted the revisions prospectively effective January 1, 2025. Upon adoption, the Company did not have any bonds that failed to qualify as bonds under the revised guidance. Accordingly, Note 2 reflects the adopted revisions for 2025 disclosures, while the 2024 disclosures reflects the prior guidance.

In March 2023, the NAIC adopted modifications to SSAP No. 34, Investment Income Due and Accrued, effective December 31, 2023. The modifications require additional disclosures related to gross, non-admitted and admitted amounts for interest income due and accrued, deferred interest, and paid-in-kind (“PIK”) interest. See Note 2.

F-18

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

(2)	Investments

(a) Bonds and Preferred and Common Stocks

As of December 31, 2025 and 2024, the carrying value, gross unrealized gains and losses, and fair value of the Company’s bonds and preferred and common stocks, excluding stocks of affiliates, were as follows:

	2025
		Gross unrealized gains		Gross unrealized losses
	Carrying value	Not OTTI	OTTI	Not OTTI	OTTI	Fair value
ICO:
U.S. government obligations (exempt from RBC):	$569.2	$0.6	$—	$(89.3)	$—	$480.5
Other U.S. government obligations (not exempt from RBC):	19.8	1.2	—	—	—	21.0
Non-U.S. sovereign jurisdiction securities:	268.6	5.6	—	(37.0)	—	237.2
Municipal bonds — general obligation (direct and guaranteed):	93.4	1.1	—	(3.1)	—	91.4
Municipal bonds — special revenue:	227.9	1.4	—	(20.2)	—	209.1
Project finance bonds issued by operating entities:	191.4	2.0	—	(19.5)	—	173.9
Corporate bonds:	5,683.0	95.2	—	(530.3)	—	5,247.9
Single entity backed obligations:	79.9	1.0	—	(4.3)	—	76.6
Bonds issued by funds representing operating entities	329.1	0.6	—	(25.8)	—	303.9
Bank loans — issued:	28.8	0.1	—	(0.1)	—	28.8
Other ICO:	10.9	0.4	—	(0.4)	—	10.9

Total ICO:	7,502.0	109.2	—	(730.0)	—	6,881.2
ABS:
Agency residential mortgage-backed securities — fully guaranteed (exempt from RBC):	9.0	0.4	—	—	—	9.4
Agency commercial mortgage-backed securities — fully guaranteed (exempt from RBC):	274.4	—	—	(60.7)	—	213.7
Agency residential mortgage-backed securities — not/ partially guaranteed (not exempt from RBC):	201.3	3.5	—	(5.0)	—	199.8
Non-Agency residential mortgage-backed securities:	78.7	—	—	(8.0)	—	70.7
Non-Agency commercial mortgage-backed securities:	83.4	—	—	(5.8)	—	77.6
Non-Agency — CLOs/CBOs/CDOs:	25.1	—	—	—	—	25.1
Other financial ABS — self-liquidating:	15.1	0.1	—	—	—	15.2
Equity-backed securities:	12.3	0.1	—	—	—	12.4
Lease-backed transactions (practical expedient):	15.9	0.1	—	—	—	16.0
Other non-financial ABS (practical expedient):	26.1	—	—	(2.1)	—	24.0
Lease-backed transactions (full analysis):	35.0	0.6	—	(0.1)	—	35.5
Other non-financial ABS (full analysis):	107.7	0.6	—	(3.2)	—	105.1

Total ABS:	884.0	5.4	—	(84.9)	—	804.5
Preferred and common stocks (nonaffiliates):	76.9	—	—	—	—	76.9

Total bonds and preferred and common stocks	$8,462.9	$114.6	$—	$(814.9)	$—	$7,762.6

F-19

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

	2024
		Gross unrealized gains		Gross unrealized losses
	Carrying value	Not OTTI	OTTI	Not OTTI	OTTI	Fair value
Bonds:
U.S. government and U.S. government agencies	$536.0	$0.7	$—	$(90.2)	$—	$446.5
All other governments	149.3	0.9	—	(21.8)	—	128.4
States, territories, and possessions	100.7	0.3	—	(2.3)	—	98.7
Special revenue and special assessment obligations	322.1	5.7	—	(27.9)	—	299.9
Industrial and miscellaneous	6,767.6	50.3	—	(733.2)	—	6,084.7
Bank loans — industrial and miscellaneous	8.8	0.0	—	—	—	8.8
Residential mortgage-backed	317.6	1.4	—	(21.8)	—	297.2
Commercial mortgage-backed	398.7	—	—	(83.2)	—	315.5
Other asset-backed and structured securities	187.8	0.7	—	(4.3)	—	184.2
Hybrids	20.3	0.5	—	(0.1)	—	20.7

Total bonds	8,808.9	60.5	—	(984.8)	—	7,884.6
Preferred and common stocks — nonaffiliates	80.5	1.0	—	—	—	81.5

Total bonds and preferred and common stocks	$8,889.4	$61.5	$—	$(984.8)	$—	$7,966.1

Gross unrealized losses in the tables above include declines in the fair value of certain bonds below carrying value, where an OTTI has not occurred as the Company does not intend to sell, has the intent and ability to retain the investment for a period of time sufficient to recover the entire amortized cost basis of the investment and otherwise expects to recover the entire amortized cost basis of the investment. In addition, gross unrealized losses include declines in the fair value below the carrying value for certain bonds that have been other-than-temporarily impaired and were written down to their discounted estimated future cash flows, which were greater than their fair value, as the Company does not expect to recover the entire amortized cost basis of these bonds based on its estimate of future cash flows to be collected, despite not having the intent to sell and having the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis.

As of December 31, 2025, the scheduled contractual maturity distribution of the ICO bond portfolio was as follows:

	2025
	Carrying value	Fair value
Due in one year or less	$180.6	$180.7
Due after one year through five years	902.9	901.6
Due after five years through ten years	1,060.0	1,050.9
Due after ten years through twenty years	2,345.2	2,190.3
Due after twenty years	3,013.3	2,557.7

Totals	$7,502.0	$6,881.2

Actual and expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders with a statement value of $7.6 and $7.5 as of December 31, 2025 and 2024, respectively.

F-20

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

The vast majority of the Company’s portfolio is rated investment grade and are senior secured bonds. The Company’s portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

As of December 31, 2025 and 2024, the Company did not hold any investments in any single issuer, other than securities issued or guaranteed by the U.S. government or money market securities, which exceeded 10% of capital and surplus.

The credit quality mix of the bond portfolio as of December 31, 2025 and 2024 was as follows. The quality ratings represent NAIC designations.

	2025		2024
	Carrying value	Percent	Carrying value	Percent
Class 1 — highest quality	$4,596.0	54.8%	$4,584.6	52.0%
Class 2 — high quality	3,503.4	41.8	3,921.1	44.5
Class 3 — medium quality	264.1	3.1	281.8	3.2
Class 4 — low quality	21.4	0.3	16.2	0.2
Class 5 — lower quality	1.1	—	5.2	0.1
Class 6 — in or near default	—	—	—	—

Totals	$8,386.0	100.0%	$8,808.9	100.0%

Bonds with ratings categories ranging from AAA/Aaa to BBB/Baa, as assigned by a rating service such as Standard & Poor’s Financial Services LLC or Moody’s Investors Service, Inc., are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the U.S. government or an agency thereof) are not rated, but all are considered to be investment grade securities. The NAIC regards agencies and treasuries and all A ratings as Class 1 (highest quality), BBB/Baa ratings as Class 2 (high quality), BB/Ba ratings as Class 3 (medium quality), B ratings as Class 4 (low quality), CCC/Caa ratings as Class 5 (lower quality), and CC/Ca or below ratings as Class 6 (in or near default).

There were no bonds in default as of December 31, 2025 and 2024.

(b) Common Stocks of Affiliates

The Company’s investment in common stocks of affiliates as of December 31, 2025 and 2024 included its proportionate ownership percentage as disclosed in Note 1(a), except as disclosed below. The following tables summarize data from the statutory financial statements of the Company’s insurance company subsidiaries as of and for the years ended December 31, 2025, 2024 and 2023:

	GLICNY	RLIC VI1	RLIC X1
2025
Total admitted assets	$6,747.4	$1,669.5	$851.0
Total liabilities	6,525.4	1,595.7	819.2
Total capital and surplus	222.0	73.8	31.8
Net income	1.4	117.6	21.9

2024
Total admitted assets	$6,849.0	$1,877.2	$879.9
Total liabilities	6,630.8	1,803.1	852.8
Total capital and surplus	218.2	74.1	27.1
Net income (loss)	4.7	100.4	28.4

F-21

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

	GLICNY	RLIC VI1	RLIC X1

2023
Total admitted assets	$7,050.7	$2,038.2	$926.6
Total liabilities	6,838.8	1,966.5	901.5
Total capital and surplus	211.9	71.7	25.1
Net income	(1.1)	80.3	13.5

[1]	As of December 31, 2025 and 2024, the Company carried its investment in the subsidiary at zero.

As of December 31, 2025 and 2024, the Company’s investment in GLICNY was $76.6 and $75.3, respectively.

Effective December 1, 2021, RLIC X was granted a permitted practice from the Vermont Department of Financial Regulation to record an excess of loss (“XOL”) reinsurance agreement with Hannover Life Reassurance Company of America (“Hannover”) as a gross admitted asset and as paid in surplus.

Effective December 1, 2019, RLIC VI entered into an XOL reinsurance agreement (the “RLIC VI XOL Treaty”) with Canada Life Assurance Company (“Canada Life”), operating through its Barbados branch and the Company. The Company requested and was subsequently granted effective December 1, 2019, a permitted practice from the Delaware Department of Insurance (“Delaware Department”) pursuant to Title 18, Sections 6907 and 6962 of the Delaware Insurance Code. RLIC VI is permitted to record the portion of the XOL coverage amount pursuant to the RLIC VI XOL Treaty allocable to the universal life insurance contracts as a gross admitted asset and as paid in surplus. Effective December 1, 2021, RLIC VI was granted a permitted practice from the Delaware Department whereby RLIC VI is permitted to record the portion of the XOL coverage amount pursuant to the RLIC VI XOL Treaty allocable to the term life insurance policies as a gross admitted asset and as paid in surplus.

The Company has an investment in Newco which is audited and fully admitted at audited U.S. GAAP equity in common stock of affiliates. As of December 31, 2025 and 2024, the Company’s investment in Newco was $26.7 and $43.8, respectively, with the decrease primarily due to a dividend paid by Newco to the Company in 2025. See Note 5.

As of December 31, 2025 and 2024, GNWLAAC RE, JAC and ASI were unaudited and nonadmitted.

(c) Mortgage Loans

As of December 31, 2025 and 2024, the Company’s mortgage loan portfolio consisted of 319 and 351, respectively, of first lien commercial mortgage loans. The loans, which were originated by the Company through a network of mortgage bankers, were made only on developed and leased properties and had a maximum loan-to-value ratio of 75% as of the date of origination. The Company does not engage in construction lending or land loans. The maximum and minimum lending rates for new mortgage loans during 2025 were 7.3% and 4.6%, respectively.

The Company’s mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of mortgage loans is stated at original cost net of prepayments and amortization.

F-22

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

The Company diversifies its mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for mortgage loans as of December 31, 2025 and 2024:

	2025		2024
Property type	Carrying value	Percent of total	Carrying value	Percent of total
Retail	$577.0	38.5%	$622.8	38.9%
Industrial	377.8	25.2	380.3	23.8
Office	368.4	24.6	397.2	24.8
Mixed use	88.6	5.9	99.4	6.2
Apartments	61.6	4.1	73.2	4.6
Other	24.8	1.7	26.5	1.7

Total principal balance	$1,498.2	100.0%	$1,599.4	100.0%

	2025		2024
Geographic region	Carrying value	Percent of total	Carrying value	Percent of total
South Atlantic	$430.6	28.7%	$465.1	29.1%
Pacific	258.5	17.2	270.8	16.9
Mountain	180.6	12.1	182.3	11.4
Middle Atlantic	165.8	11.1	166.3	10.4
West South Central	126.1	8.4	123.7	7.7
West North Central	122.6	8.2	142.1	8.9
East North Central	119.5	8.0	129.6	8.1
East South Central	49.6	3.3	72.8	4.6
New England	44.9	3.0	46.7	2.9

Total principal balance	$1,498.2	100.0%	$1,599.4	100.0%

Mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date. The Company had two loans and zero loans greater than 30 days past due as of December 31, 2025 and 2024, respectively. The Company had no impaired loans as of December 31, 2025 and 2024.

The following table sets forth the age analysis of mortgage loans and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2025 and 2024:

	2025			2024
	Commercial			Commercial
	Insured	All Other	Total	Insured	All Other	Total
Recorded investment (All)
Current (less than 30 days past due)	$—	$1,494.9	$1,494.9	$—	$1,599.4	$1,599.4
30-59 days past due	—	3.3	3.3	—	—	—
Interest reduced
Recorded investment	$—	$—	$—	$—	$—	$—
Number of loans	—	—	—	—	—	—
Percent reduced	—%	—%	—%	—%	—%	—%
Participant or co-lender in a mortgage loan agreement
Recorded investment	$—	$26.0	$26.0	$—	$—	$—

F-23

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

As of December 31, 2025 and 2024, the Company held no farm, mezzanine or residential mortgage loans.

During the years ended December 31, 2025 and 2024, the Company did not have any modifications or extensions that were considered troubled debt restructurings.

In evaluating the credit quality of mortgage loans, the Company assesses the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratios to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable the Company to recover its unpaid principal balance in the event of default by the borrower. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower’s liquidity or access to other resources that may result in the Company’s expectation that the borrower will continue to make the future scheduled payments. A lower loan-to-value indicates that its loan value is more likely to be recovered in the event of default by the borrower if the property was sold.

The Company monitors mortgage loan concentration by state. California is the only state exceeding 10% of the total mortgage loan portfolio. During the years ended December 31, 2025, 2024 and 2023, the Company originated $25.2, $6.8, and $3.8, respectively, in mortgage loans secured by real estate in California. As of December 31, 2025 and 2024, the Company held $157.6 and $160.0, respectively, of mortgages secured by real estate in California, which was 10.5% and 10.0%, respectively, of its total mortgage portfolio.

The following tables set forth the average loan-to-value of mortgage loans by property type as of December 31, 2025 and 2024:

	2025 Average loan-to-value(1)
Property type	0%-50%	51%-60%	61%-75%	76%-100%	Greater than 100%	Total
Retail	$279.5	$116.9	$176.8	$3.8	$—	$577.0
Industrial	166.9	50.7	160.2	—	—	377.8
Office	52.6	67.0	170.0	78.8	—	368.4
Mixed use	1.9	15.2	56.5	—	15.0	88.6
Apartments	27.1	19.5	15.0	—	—	61.6
Other	8.3	13.7	2.8	—	—	24.8

Total	$536.3	$283.0	$581.3	$82.6	$15.0	$1,498.2

Percent of total	35.8%	18.9%	38.8%	5.5%	1.0%	100.0%

Weighted-average debt service coverage ratio(2)	2.5	2.0	1.5	1.3	0.8	1.9

(1)

Average loan-to-value is based on the Company’s most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

(2)

Debt service coverage ratio is based on “normalized” annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

F-24

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

	2024 Average loan-to-value(1)
Property type	0%-50%	51%-60%	61%-75%	76%-100%	Greater than 100%	Total
Retail	$265.0	$146.2	$211.6	$—	$—	$622.8
Office	51.9	40.1	199.6	105.6	—	397.2
Industrial	156.9	82.1	137.5	3.8	—	380.3
Mixed use	9.0	6.8	68.6	—	15.0	99.4
Apartments	39.5	3.7	30.0	—	—	73.2
Other	9.5	14.2	2.8	—	—	26.5

Total	$531.8	$293.1	$650.1	$109.4	$15.0	$1,599.4

Percent of total	33.3%	18.3%	40.7%	6.8%	0.9%	100.0%

Weighted-average debt service coverage ratio(2)	2.4	1.8	1.6	1.5	0.8	1.9

(1)

Average loan-to-value is based on the Company’s most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

(2)

Debt service coverage ratio is based on “normalized” annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

The following tables set forth the debt service coverage ratio for fixed rate mortgage loans by property type as of December 31, 2025 and 2024:

	2025 Debt service coverage ratio — fixed rate(1)
Property type	Less than 1.00	1.00 – 1.25	1.26 – 1.50	1.51 – 2.00	Greater than 2.00	Total
Retail	$9.7	$10.8	$75.6	$265.0	$215.9	$577.0
Industrial	5.1	13.7	57.8	124.2	177.0	377.8
Office	58.6	56.7	45.7	97.5	109.9	368.4
Mixed use	15.0	7.4	15.3	41.7	9.2	88.6
Apartments	4.9	—	7.2	29.6	19.9	61.6
Other	—	—	13.7	2.8	8.3	24.8

Total	$93.3	$88.6	$215.3	$560.8	$540.2	$1,498.2

Percent of total	6.2%	5.9%	14.4%	37.4%	36.1%	100.0%

Weighted-average loan-to-value(2)	81.4%	70.4%	61.6%	59.4%	43.5%	56.0%

(1)

Debt service coverage ratio is based on “normalized” annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

(2)

Average loan-to-value is based on the Company’s most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

F-25

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

	2024 Debt service coverage ratio — fixed rate(1)
Property type	Less than 1.00	1.00 – 1.25	1.26 – 1.50	1.51 – 2.00	Greater than 2.00	Total
Retail	$18.4	$15.7	$145.1	$250.2	$193.4	$622.8
Office	52.4	15.4	74.3	141.9	113.2	397.2
Industrial	—	10.3	75.6	160.0	134.4	380.3
Mixed use	27.2	23.8	17.2	28.0	3.2	99.4
Apartments	—	1.9	6.7	39.4	25.2	73.2
Other	—	14.2	2.5	2.8	7.0	26.5

Total	$98.0	$81.3	$321.4	$622.3	$476.4	$1,599.4

Percent of total	6.1%	5.1%	20.1%	38.9%	29.8%	100.0%

Weighted-average loan-to-value(2)	78.6%	58.1%	65.5%	60.2%	43.5%	57.3%

(1)

Debt service coverage ratio is based on “normalized” annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

(2)

Average loan-to-value is based on the Company’s most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

As of December 31, 2025 and 2024, the Company did not have any floating rate mortgage loans.

(d) Derivative Instruments

The Company uses exchange-traded futures to reduce the market risks from changes in interest rates and equity indexes. Under exchange traded financial futures, the Company purchases or sells a futures contract on an exchange and posts variation margin to the exchange on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company accesses the exchange through regulated futures commission merchants who are members of a trading exchange.

The Company uses cross currency swaps to reduce market risks from changes in foreign currency rates and to alter interest rate exposure arising from mismatches between assets and liabilities. In a cross currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

The Company also purchases over-the-counter equity index call and put options to hedge the risk embedded in the Company’s annuity liabilities. These transactions are entered into pursuant to an International Swaps and Derivatives Association, Inc (“ISDA”) Master Agreement. The Company may make a single option premium payment to the counterparty at the inception of the transaction or a series of premium payment installations over the life of the option.

The Company uses bond purchase commitments to lock in prices of future bond purchases.

Counterparty Risk

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The

F-26

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

Company manages counterparty risk by transacting with multiple high-rated counterparties and uses collateral support where possible. The Company’s maximum credit exposure to derivative counterparties is limited to the sum of the net fair value of contracts with counterparties that exhibit a positive fair value net of collateral.

The current credit exposure of the Company’s derivative contracts is limited to net positive fair value owed by the counterparties, less collateral posted by the counterparties to the Company. Credit risk is managed by entering into transactions with creditworthy counterparties and requiring the posting of collateral. In many instances, new over-the-counter derivatives contracts will require both parties to post initial margin, thereby resulting in over collateralizations. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques and monitoring overall collateral held. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. As of December 31, 2025, the counterparties to all of the Company’s derivatives had a minimum credit rating of BBB+. As of December 31, 2025 and 2024, the Company held derivative counterparty collateral with fair value of $8.1 and zero, respectively.

The table below provides a summary of the net carrying value, fair value and notional value by the type of derivative instruments held by the Company as of December 31, 2025 and 2024:

	2025			2024
Derivative type	Carrying value	Fair value	Notional value	Carrying value	Fair value	Notional value
Financial futures	$—	$—	$889.0	$—	$—	$988.4
Cross currency swaps	(3.2)	(0.8)	42.8	1.3	2.4	42.8
Equity index options	17.4	17.4	502.9	18.9	18.9	603.1
Bond purchase commitments	—	(10.9)	860.0	—	(9.7)	960.0

Totals	$14.2	$5.7	$2,294.7	$20.2	$11.6	$2,594.3

The financial futures, cross currency swaps, equity index options, and bond purchase commitments in the table above are presented net of their respective liabilities. The Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus present derivative assets and liabilities separately.

The Company has no amounts excluded from the assessment of hedge effectiveness for the years ended December 31, 2025, 2024 and 2023.

The Company recorded no unrealized gains or losses as of December 31, 2025 and 2024 resulting from derivatives that no longer qualify for hedge accounting.

For derivatives accounted for as cash flow hedges of a forecasted transaction:

1) As of December 31, 2025, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is 8 years; and

2) For the years ended December 31, 2025, 2024, and 2023, there were no cash flow hedges discontinued in the statement year as a result of it no longer being probable that the original forecasted transactions would occur by the end of the originally specified time period or within two months of that date.

The futures margin account recorded as part of derivative assets was $1.6 and zero as of December 31, 2025 and 2024, respectively, and the futures margin account recorded as part of derivative liabilities was zero and $0.6 as of December 31, 2025 and 2024, respectively.

F-27

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

The Company has no derivative contracts with financing premiums in which premium cost is paid at the end of the derivative contract or throughout the derivative contract.

Certain of the Company’s master swap agreements contain a provision that allows the counterparty to terminate derivative transactions if the risk-based capital (“RBC”) ratio of the Company goes below a certain threshold. As of December 31, 2025, the RBC ratio of the Company was above the thresholds negotiated in the applicable master swap agreements; therefore, no counterparty had rights to take action against the Company under the RBC threshold provisions.

(e) Net Investment Income

For the years ended December 31, 2025, 2024 and 2023, the sources of net investment income of the Company were as follows:

	2025	2024	2023
Bonds	$407.3	$419.5	$439.6
Preferred and common stocks	27.1	2.8	2.8
Mortgage loans	69.9	73.0	74.1
Contract loans	25.6	26.7	27.3
Cash, cash equivalents and short-term investments	11.7	14.7	12.6
Real estate	3.4	3.6	3.6
Other invested assets	9.1	9.0	7.9
Derivative instruments	0.5	0.4	0.4
Other	—	0.1	0.1

Gross investment income	554.6	549.8	568.4
Investment and interest expenses	(16.1)	(16.3)	(15.6)

Net investment income	$538.5	$533.5	$552.8

The gross, nonadmitted and admitted amounts for interest income due and accrued as of December 31, 2025 and 2024 were as follows:

Interest Income Due and Accrued	2025	2024
1. Gross	$104.0	$110.6
2. Nonadmitted	$—	$—
3. Admitted	$104.0	$110.6

There was no aggregate deferred interest as of December 31, 2025 and 2024.

The cumulative amounts of PIK interest included in the current principal balance as of December 31, 2025 and 2024 were $60.5 and $65.9, respectively.

The number of CUSIPs sold, redeemed or otherwise disposed as a result of a callable feature and the aggregate amount of investment income (loss) generated as a result of a prepayment penalty and/or accelerations fees for the years ended December 31, 2025, 2024 and 2023 were as follows:

	2025		2024		2023
	General account	Separate account	General account	Separate account	General account	Separate account
(1) Number of CUSIPS	18	—	17	—	9	—
(2) Aggregate amount of investment income (loss)	$—	$—	$(1.4)	$—	$(0.4)	$—

F-28

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

For the years ended December 31, 2025, 2024 and 2023, proceeds and gross realized capital gains and losses resulting from sales, maturities, impairments, or other redemptions of investment securities were as follows:

	2025	2024	2023
Proceeds from sales, maturities or other redemptions of bonds	$759.9	$1,151.9	$827.1

Gross realized capital:
Gains on sales	$65.2	$72.5	$40.5
Losses on sales	(111.9)	(163.7)	(173.8)

Net realized gains (losses) on sales	(46.7)	(91.2)	(133.3)
Impairment losses	(0.3)	(0.8)	—

Subtotal	(47.0)	(92.0)	(133.3)
Federal income tax provision	1.8	3.7	3.8
Transfers to IMR, net of tax	7.2	8.9	9.9

Realized capital losses, net	$(38.0)	$(79.4)	$(119.6)

(f) Impairment of Investment Securities

The evaluation of OTTI is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management’s best estimate of the cash flows to be collected at the individual security level. The Company regularly monitors its investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charges are recognized in the proper period.

The Company recognizes OTTI on asset backed securities in an unrealized loss position when one of the following circumstances exists:

•	The Company does not expect full recovery of the amortized cost based on its estimate of cash flows expected to be collected;

•	The Company intends to sell a security; or

•	The Company does not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis of the investment.

As of December 31, 2025, the Company had no asset backed securities which recognized OTTI.

As of December 31, 2025, the Company had no asset-backed securities with recognized OTTI where it had the intent to sell or did not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis.

For equity securities, the Company recognizes an impairment charge in the period in which the Company determines that the security will not recover to book value within a reasonable period. The Company determines what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to it, including the magnitude of an unrealized loss and its duration. The Company measures OTTI based upon the difference between the amortized cost of a security and its fair value.

F-29

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

The following table presents the gross unrealized losses and fair value of the Company’s investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position as of December 31, 2025:

	2025
	Less Than 12 Months			12 Months or More
Description of securities	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities
ICO:
U.S. government obligations (exempt from RBC)	$41.7	$(1.7)	5	$376.9	$(87.6)	20
Other U.S. government obligations (not exempt from RBC)	—	—	—	1.1	—	1
Non-U.S. sovereign jurisdiction securities	15.0	(0.2)	7	128.7	(36.8)	26
Municipal bonds — general obligation (direct and guaranteed)	5.6	—	1	31.6	(3.1)	11
Municipal bonds — special revenue	16.1	(0.4)	5	143.0	(19.8)	37
Project finance bonds issued by operating entities	1.0	—	2	116.8	(19.5)	23
Corporate bonds	289.2	(15.2)	75	3,012.4	(515.1)	661
Mandatory convertible bonds	—	—	—	—	—	—
Single entity backed obligations	—	—	—	31.3	(4.3)	10
SVO-identified bond exchange traded funds — fair value	—	—	—	—	—	—
SVO-identified bond exchange traded funds — systematic value	—	—	—	—	—	—
Bonds issued by funds representing operating entities	—	—	—	270.0	(25.8)	55
Bank loans — issued	13.3	(0.1)	25	—	—	—
Bank loans — acquired	—	—	—	—	—	—
Other ICO	—	—	—	8.4	(0.4)	2

Total temporarily impaired ICO securities	381.9	(17.6)	120	4,120.2	(712.4)	846
ABS:
Agency residential mortgage-backed securities — fully guaranteed (exempt from RBC): (exempt from RBC)	—	—	—	—	—	—
Agency commercial mortgage-backed securities — fully guaranteed (exempt from RBC)	—	—	—	212.2	(60.7)	39
Agency residential mortgage-backed securities — not/ partially guaranteed (not exempt from RBC)	0.7	—	4	85.0	(5.0)	36
Agency commercial mortgage-backed securities — not/ partially guaranteed (not exempt from RBC)	—	—	—	—	—	—
Non-agency residential mortgage-backed securities	—	—	—	70.7	(8.0)	26
Non-agency commercial mortgage-backed securities	0.8	(0.2)	1	76.8	(5.6)	17
Non-agency — CLOs/CBOs/CDOs	—	—	—	—	—	—
Other financial ABS — self-liquidating	—	—	—	4.7	—	5
Equity-backed securities	—	—	—	—	—	—
Other financial ABS — not self-liquidating	—	—	—	—	—	—
Lease-backed transactions (practical expedient)	4.5	—	1	0.2	—	1
Other non-financial ABS (practical expedient)	18.8	(2.1)	2	—	—	—
Lease-backed transactions (full analysis)	—	—	—	9.1	(0.1)	3
Other non-financial ABS (full analysis)	11.3	(0.9)	4	53.8	(2.3)	12

Total temporarily impaired ABS securities	36.1	(3.2)	12	512.5	(81.7)	139

Total equity securities	0.6	—	1	—	—	—

Total temporarily impaired securities	$418.6	$(20.8)	133	$4,632.7	$(794.1)	985

F-30

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

	2025
	Less Than 12 Months			12 Months or More
Description of securities	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities
% below cost — fixed maturity securities:
<20% below cost	$397.8	$(12.5)	124	$3,543.3	$(368.8)	754
20-50% below cost	20.2	(8.3)	8	1,089.0	(424.9)	230
>50% below cost	—	—	—	0.4	(0.4)	1

Total fixed maturity securities	418.0	(20.8)	132	4,632.7	(794.1)	985

% below cost — equity securities:
<20% below cost	0.6	—	1	—	—	—
20-50% below cost	—	—	—	—	—	—
>50% below cost	—	—	—	—	—	—

Total equity securities	0.6	—	1	—	—	—

Total temporarily impaired securities	418.6	(20.8)	133	4,632.7	(794.1)	985

Investment grade — fixed maturity securities	381.0	(13.7)	100	4,471.3	(775.5)	949
Below investment grade — fixed maturity securities	37.0	(7.1)	32	161.4	(18.6)	36
Investment grade — equity securities	—	—	—	—	—	—
Below investment grade — equity securities	0.6	—	1.0	—	—	—

Total temporarily impaired securities	$418.6	$(20.8)	133	$4,632.7	$(794.1)	985

Based on a qualitative and quantitative review of the issuers of the securities in the table above, the Company believes the decline in fair value was largely due to increased interest rates since purchase and was not indicative of credit losses. The issuers continue to make timely principal and interest payments. For all securities in an unrealized loss position, the Company expects to recover the amortized cost based on its estimate of the amount and timing of cash flows to be collected. The Company does not intend to sell nor does it expect that it will be required to sell these securities prior to recovering its amortized cost.

F-31

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

The following table presents the gross unrealized losses and fair value of the Company’s investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position as of December 31, 2024:

	2024
	Less Than 12 Months			12 Months or More
Description of securities	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities
Fixed maturity securities:
U.S. governments and U.S. government agencies	$259.8	$(19.2)	12	$167.0	$(71.0)	13
All other governments	53.3	(2.9)	28	62.8	(18.9)	15
States, territories and possessions	57.4	(1.3)	14	5.3	(1.0)	7
Special revenue and special assessment obligations	80.1	(2.6)	17	146.9	(25.3)	39
Industrial and miscellaneous	999.4	(34.0)	256	3,666.1	(699.2)	811
Bank loans — industrial and miscellaneous	1.2	—	3	—	—	—
Residential mortgage-backed	55.7	(1.1)	31	160.1	(20.7)	64
Commercial mortgage-backed	1.5	—	3	314.0	(83.2)	66
Other asset-backed and structured securities	15.4	(0.1)	5	106.6	(4.2)	34
Hybrids	9.2	(0.1)	2	5.0	—	1

Total fixed maturity securities	1,533.0	(61.3)	371	4,633.8	(923.5)	1,050

Total equity securities	2.0	—	1	8.4	(0.4)	1

Total temporarily impaired securities	$1,535.0	$(61.3)	372	$4,642.2	$(923.9)	1,051

% below cost — fixed maturity securities:
<20% below cost	$1,516.6	$(56.6)	368	$3,267.8	$(383.6)	753
20-50% below cost	16.4	(4.7)	3	1,364.8	(538.6)	295
>50% below cost	—	—	—	1.2	(1.3)	2

Total fixed maturity securities	1,533.0	(61.3)	371	4,633.8	(923.5)	1,050

% below cost — equity securities:
<20% below cost	2.0	—	1	8.4	(0.4)	1
20-50% below cost	—	—	—	—	—	—
>50% below cost	—	—	—	—	—	—

Total equity securities	2.0	—	1	8.4	(0.4)	1

Total temporarily impaired securities	$1,535.0	$(61.3)	372	$4,642.2	$(923.9)	1,051

Investment grade — fixed maturity securities	$1,486.2	$(58.9)	347	$4,443.7	$(895.1)	1,002
Below investment grade — fixed maturity securities	46.8	(2.4)	24	190.1	(28.4)	48
Investment grade — equity securities	2.0	—	1	—	—	—
Below investment grade — equity securities	—	—	—	8.4	(0.4)	1

Total temporarily impaired securities	$1,535.0	$(61.3)	372	$4,642.2	$(923.9)	1,051

(g) Sub-prime Mortgage Related Risk

Fair Isaac Company (“FICO”) developed the FICO credit-scoring model to calculate a score based upon a borrower’s credit history. FICO credit scores are used as one indicator of a borrower’s credit quality. The higher the credit score, the lower the likelihood that a borrower will default on a loan. FICO credit scores range up to 850, with a score of 620 or more generally viewed as a “prime” loan and a score below 620 generally viewed as a “sub-prime” loan. “A minus” loans

F-32

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

generally are loans where the borrowers have FICO credit scores between 575 and 660, and where the borrower has a blemished credit history.

As of December 31, 2025, the Company did not hold any direct investments in sub-prime or Alt-A mortgage loans. Alt-A mortgage loans are loans considered alternative or low documentation loans.

The Company did not have any direct exposure in other investments with underlying sub-prime or Alt-A related risk as of December 31, 2025.

The Company did not have any underwriting exposure to sub-prime or Alt-A mortgages as of December 31, 2025.

(h) Restricted Assets

1.	The following table sets forth restricted assets including pledged assets held by the Company as of December 31, 2025 and 2024:

	Gross (admitted and nonadmitted) restricted
	2025
	1	2	3	4	5	6
Restricted asset category	Total general account (G/A)	G/A supporting S/A activity	Total separate accounts (S/A) restricted assets	Total (1 plus 3)	Total from 2024	Increase/ (decrease) (4 minus 5)
Federal Home Loan Bank (“FHLB”) capital stock	$11.5	$—	$—	$11.5	$14.4	$(2.9)
On deposit with states	7.6	—	—	7.6	7.5	0.1
Pledged as collateral:
FHLB agreements	160.8			160.8	186.7	(25.9)
Derivatives	134.8	—	—	134.8	143.9	(9.1)
Reinsurance trusts	42.7	—	—	42.7	42.6	0.1
Assets held under Modco reinsurance agreements	677.8	—	1,371.0	2,048.8	2,089.1	(40.3)
Assets held under FWH reinsurance agreements	1,599.1	—	—	1,599.1	1,588.9	10.2

Total restricted assets	$2,634.3	$—	$1,371.0	$4,005.3	$4,073.1	$(67.8)

		Percentage
	7	8	9
Restricted asset category	Total 2025 admitted restricted	Gross (admitted and nonadmitted) restricted to total assets	Admitted restricted to total admitted assets
FHLB capital stock	$11.5	0.1%	0.1%
On deposit with states	7.6	—	—
Pledged as collateral:
FHLB agreements	160.8	1.0	1.0
Derivatives	134.8	0.8	0.8
Reinsurance trusts	42.7	0.3	0.3
Assets held under Modco reinsurance agreements	2,048.8	12.5	12.9
Assets held under FWH reinsurance agreements	1,599.1	9.8	10.1

Total restricted assets	$4,005.3	24.5%	25.2%

F-33

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

There were no general account restricted assets, including pledged assets, supporting separate account activity as of December 31, 2025 and 2024.

As of December 31, 2025 and 2024, the Company held no other restricted assets.

2.	The following tables set forth collateral received and assets held under Modco/FWH reinsurance agreements reflected as assets by the Company as of December 31, 2025:

	1	2	3	4	5	6	7	8
Assets	BACV collateral	BACV Modco	BACV FWH	Fair value collateral	Fair value Modco	Fair value FWH	% of BACV to total assets (admitted and nonadmitted)	% of BACV to total admitted assets
General account:
a. Cash, cash equivalents and short-term investments	$—	$6.1	$40.7	$—	$6.1	$40.7	0.4%	0.4%
b. Schedule D, Part 1, Section 1	—	546.6	1,289.2	—	500.8	1,157.8	15.0	15.6
c. Schedule D, Part 1, Section 2	—	42.6	85.0	—	32.4	77.4	1.0	1.1
d. Section D, Part 2, Section 1	—	—	—	—	—	—	—	—
e. Schedule D. Part 2, Section 2	—	—	—	—	—	—	—	—
f. Schedule B	—	63.7	155.8	—	62.9	150.1	1.8	1.9
g. Schedule A	—	—	—	—	—	—	—	—
h. Schedule BA, Part 1	—	18.8	28.4	—	16.6	26.9	0.4	0.4
i. Schedule DL, Part 1	—	—	—	—	—	—	—	—
j. Other	—	—	—	—	—	—	—	—

k. Total Assets (a+b+c+d+e+f+g+h+i+j)	$—	$677.8	$1,599.1	$—	$618.8	$1,452.9	18.6%	19.4%

l. Percentage to total FWH assets (including modco)	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX
Separate account:
m. Cash, cash equivalents and short-term investments	$—	$—	$—	$—	$—	$—	—%	—%
n. Schedule D, Part 1, Section 1	—	—	—	—	—	—	—	—
o. Schedule D, Part 1, Section 2	—	—	—	—	—	—	—	—
p. Section D, Part 2, Section 1	—	—	—	—	—	—	—	—
q. Schedule D. Part 2, Section 2	—	1,371.0	—	—	1,371.0	—	33.3	33.3
r. Schedule B	—	—	—	—	—	—	—	—
s. Schedule A	—	—	—	—	—	—	—	—
t. Schedule BA, Part 1	—	—	—	—	—	—	—	—
u. Schedule DL, Part 1	—	—	—	—	—	—	—	—
v. Other	—	—	—	—	—	—	—	—

w. Total Assets (m+n+o+p+q+r+s+t+u+v)	$—	$1,371.0	$—	$—	$1,371.0	$—	33.3%	33.3%

x. Percentage to total FWH assets (including modco)	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX

F-34

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

	9	10	11	12	13	14	15
Assets	BACV	Related party code
	FWH including Modco	1	2	3	4	5	6
General account:
a. Cash, cash equivalents and short-term investments	$46.8	$—	$—	$—	$—	$—	$46.8
b. Schedule D, Part 1, Section 1	1,835.8	—	—	—	—	—	1,835.8
c. Schedule D, Part 1, Section 2	127.6	—	—	—	—	—	127.6
d. Section D, Part 2, Section 1	—	—	—	—	—	—	—
e. Schedule D. Part 2, Section 2	—	—	—	—	—	—	—
f. Schedule B	219.5	—	—	—	—	—	219.5
g. Schedule A	—	—	—	—	—	—	—
h. Schedule BA, Part 1	47.2	—	—	—	—	—	47.2
i. Schedule DL, Part 1	—	—	—	—	—	—	—
j. Other	—	—	—	—	—	—	—

k. Total Assets (a+b+c+d+e+f+g+h+i+j)	$2,276.9	$—	$—	$—	$—	$—	$2,276.9

l. Percentage to total FWH assets (including modco)	—%	—%	—%	—%	—%	—%	100.0%
Separate account:
m. Cash, cash equivalents and short-term investments	$—	$—	$—	$—	$—	$—	$—
n. Schedule D, Part 1, Section 1	—	—	—	—	—	—	—
o. Schedule D, Part 1, Section 2	—	—	—	—	—	—	—
p. Section D, Part 2, Section 1	—	—	—	—	—	—	—
q. Schedule D. Part 2, Section 2	1,371.0	—	—	—	—	—	1,371.0
r. Schedule B	—	—	—	—	—	—	—
s. Schedule A	—	—	—	—	—	—	—
t. Schedule BA, Part 1	—	—	—	—	—	—	—
u. Schedule DL, Part 1	—	—	—	—	—	—	—
v. Other	—	—	—	—	—	—	—

w. Total Assets (m+n+o+p+q+r+s+t+u+v)	$1,371.0	$—	$—	$—	$—	$—	$1,371.0

x. Percentage to total FWH assets (including modco)	—%	—%	—%	—%	—%	—%	100.0%

	1	2
	Amount	% of liability to total liabilities*
y. Recognized obligation to return collateral asset (general account)	$—	—%
z. Recognized obligation to return collateral asset (separate account)	$—	—%
aa. Recognized obligation for Modco assets (general account)	$674.8	6.2%
bb. Recognized obligation for Modco assets (separate account)	$1,371.0	33.3%
cc. Recognized obligation FWH (excluding modco) assets (general account)	$1,597.0	14.6%
dd. Recognized obligation FWH (excluding modco) assets (separate account)	$—	—%

*	y + aa + cc = Column 1 divided by total liabilities excluding separate accounts
z + bb + dd = Column 1 divided by separate account liabilities

As of December 31, 2025 and 2024, the Company had no assets held as collateral, under Modco or FWH reinsurance agreements pledged for another purpose.

F-35

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

(i) 5GI Securities

The table below presents 5GI securities held as of December 31, 2025 and 2024:

	Number of 5GI Securities		Aggregate BACV		Aggregate fair value
Investments	2025	2024	2025	2024	2025	2024
(1) Bonds — AC	—	1	$—	$0.7	$—	$0.7
(2) Loan-backed & Structured Securities — AC	—	—	—	—	—	—
(3) Preferred Stock — AC	—	—	—	—	—	—
(4) Preferred Stock — FV	1	1	0.5	0.5	0.5	0.5

(5) Total (1+2+3+4)	1	2	$0.5	$1.2	$0.5	$1.2

AC — Amortized cost    FV — Fair value     BACV — Book adjusted carry value

(3) Aggregate Reserves

As of December 31, 2025 and 2024, the following table summarizes the aggregate reserves and weighted-average interest rate assumptions for the Company:

	2025		2024
Line of business	Amount	Interest rates	Amount	Interest rates
Individual life:
Traditional	$413.9	3.9%	$467.6	3.9%
Universal	5,291.3	4.3%	5,296.2	4.3%
Supplementary contracts with life contingencies	122.7	4.0%	121.2	3.9%

Total individual life	5,827.9		5,885.0

Group life	12.8	4.0%	13.3	4.4%

Total life	5,840.7		5,898.3

Annuities:
Individual annuities:
Immediate	769.2	5.8%	819.5	5.8%
Deferred	686.9	4.4%	815.3	4.3%
Variable	48.1	3.9%	51.7	3.7%

Total individual annuities	1,504.2		1,686.5

Group annuities:
Other group annuities	19.5	6.3%	22.0	6.3%

Total annuities	1,523.7		1,708.5

Accidental death benefits	0.4	3.0%	0.4	3.0%
Disability:
Active lives	5.6	4.3%	6.6	4.3%
Disabled lives	66.4	3.7%	66.9	3.6%

Total disability	72.0		73.5

F-36

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

	2025		2024
Line of business	Amount	Interest rates	Amount	Interest rates
Other reserves	$1,199.2	3.9%	$1,337.7	3.9%
Accident and health:
Individual	0.2	3.4%	0.3	3.3%

Total accident and health	0.2		0.3

Total life, annuities, and accident and health aggregate reserves	8,636.2		9,018.7

Deposit-type funds:
Supplementary contracts without life contingencies	214.8	2.8%	236.9	2.8%
Other deposit-type funds	44.8	5.3%	100.8	3.1%

Total deposit-type funds	259.6		337.7

Total aggregate reserves and deposit-type funds	$8,895.8		$9,356.4

Liabilities for life insurance products are based on the AE, AM (5), 41 CSO, 41 STD IND, 58 CSO, 58 CET, 61 CIET, 61 CSI, 80 CSO, 80 CET, 2001 CSO, or 2017 CSO mortality tables. Liabilities for most annuities used the a-1949, 51 GAM, 71 IAM, 71 GAM, 83 GAM, 83a, 94 GAR, 37SA, 2012 IAR, 2012 IAM Basic, or a-2000 mortality tables.

As of December 31, 2025 and 2024, the Company had $748.4 and $805.8, respectively, of additional statutory reserves resulting from updates to its asset adequacy testing assumptions for universal life insurance products with secondary guarantees related to Actuarial Guideline XXXVIII (“AG38”) section 8.D.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the end of the month of death. There were $0.4 in reserves for surrender values in excess of reserves otherwise required as of December 31, 2025 and 2024.

Additional premiums or charges apply for policies issued on substandard lives according to underwriting classifications. The substandard extra reserve held on such policies was either one-half of the annual gross extra premiums or one-twenty-fourth of the annual valuation cost of insurance, adjusted for the substandard ratings on the policy.

The reserve for substandard structured settlements policies is based on a flat extra mortality rate calculated at issue to produce the life expectancy determined during the underwriting process.

The reserve for substandard immediate annuities issued in 2005 and later, other than structured settlement policies, is based on a standard mortality plus a flat extra mortality rate calculated at issue to produce the present value of future benefits using the rated age determined during the underwriting process.

As of December 31, 2025 and 2024, the Company had $18,884.8 and $20,428.6, respectively, of insurance in-force for which the future guaranteed maximum gross premiums were less than the future net premiums according to the standard of valuation set by the Virginia Bureau. Reserves to cover the above insurance totaled $243.6 and $259.0, respectively, as of December 31, 2025 and 2024 and are reported in aggregate reserves — life and annuity contracts.

For certain interest sensitive life and immediate annuity reserves, tabular interest has been determined from basic data. The tabular interest for all other lines of business has been determined by formula as described in the NAIC instructions. For certain interest sensitive life reserves, tabular cost has been determined from basic data. Tabular cost for all other lines of business and tabular less actual reserve released have been determined by formula as described in the NAIC instructions.

For funds held on deposit, interest on funds was the actual interest credited to funds. For other funds not involving life contingencies, interest has been determined by formula or from basic data.

F-37

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

As of December 31, 2025, withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies were as follows:

	2025
	General account	Separate accounts with guarantees	Separate accounts nonguaranteed	Total	Percent of total
A. Individual annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$491.3	$4.0	$—	$495.3	5.0%
b. At book value less current surrender charge of 5% or more	7.6	—	—	7.6	0.1
c. At fair value	—	—	3,725.9	3,725.9	37.8

d. Total with market value adjustment or at fair value (total of a-c)	498.9	4.0	3,725.9	4,228.8	42.9
e. At book value without adjustment (minimal or no charge or adjustment)	513.0	—	—	513.0	5.2
(2) Not subject to discretionary withdrawal	5,102.7	—	20.8	5,123.5	51.9

(3) Total (gross: direct + assumed)	6,114.6	4.0	3,746.7	9,865.3	100.0%

(4) Reinsurance ceded	4,487.7	—	—	4,487.7

(5) Total net (3) – (4)	$1,626.9	$4.0	$3,746.7	$5,377.6

(6) Amount included in A(1)b above that will move to A(1)e for the first time within the year after the statement date:	$2.2	$—	$—	$2.2

	General account	Separate accounts with guarantees	Separate accounts nonguaranteed	Total	Percent of total
B. Group annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—
c. At fair value	—	—	38.9	38.9	66.6

d. Total with market value adjustment or at fair value (total of a-c)	—	—	38.9	38.9	66.6
e. At book value without adjustment (minimal or no charge or adjustment)	—	—	—	—	—
(2) Not subject to discretionary withdrawal	19.5	—	—	19.5	33.4

(3) Total (gross: direct + assumed)	19.5	—	38.9	58.4	100.0%

(4) Reinsurance ceded	—	—	—	—

(5) Total net (3) – (4)	$19.5	$—	$38.9	$58.4

(6) Amount included in B(1)b above that will move to B(1)e for the first time within the year after the statement date:	$—	$—	$—	$—

F-38

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

	General account	Separate accounts with guarantees	Separate accounts nonguaranteed	Total	Percent of total
C. Deposit-type contracts (no life contingencies):
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—
c. At fair value	—	—	—	—	—

d. Total with market value adjustment or at fair value (total of a-c)	—	—	—	—	—
e. At book value without adjustment (minimal or no charge or adjustment)	177.2	—	—	177.2	29.7
(2) Not subject to discretionary withdrawal	419.6	—	—	419.6	70.3

(3) Total (gross: direct + assumed)	596.8	—	—	596.8	100.0%

(4) Reinsurance ceded	337.2	—	—	337.2

(5) Total net (3) – (4)	$259.6	$—	$—	$259.6

(6) Amount included in C(1)b above that will move to C(1)e for the first time within the year after the statement date:	$—	$—	$—	$—

As of December 31, 2025, withdrawal characteristics of life actuarial reserves were as follows:

	Account value	Cash value	Reserve
A. General account
(1) Subject to discretionary withdrawal, surrender values, or policy loans;
a. Term policies with cash value	$—	$132.7	$201.2
b. Universal life	1,651.2	1,446.9	1,618.2
c. Universal life with secondary guarantees	2,143.3	2,110.9	6,493.9
d. Indexed universal life	44.2	40.0	44.5
e. Indexed universal life with secondary guarantees	—	—	—
f. Indexed life	—	—	—
g. Other permanent cash value life insurance	—	—	—
h. Variable life	—	—	—
i. Variable universal life	7.3	7.3	7.7
j. Miscellaneous reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term policies without cash value	XXX	XXX	4,788.7
b. Accidental death benefits	XXX	XXX	0.4
c. Disability — active lives	XXX	XXX	6.3
d. Disability — disabled lives	XXX	XXX	67.3
e. Miscellaneous reserves	XXX	XXX	1,007.7

(3) Total (gross: direct + assumed)	3,846.0	3,737.8	14,235.9
(4) Reinsurance ceded	1,065.3	1,063.0	7,463.4

(5) Total (net) (3) – (4)	$2,780.7	$2,674.8	$6,772.5

F-39

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

	Account value	Cash value	Reserve
B. Separate account with guarantees
(1) Subject to discretionary withdrawal, surrender values, or policy loans;
a. Term policies with cash value	$—	$—	$—
b. Universal life	—	—	—
c. Universal life with secondary guarantees	—	—	—
d. Indexed universal life	—	—	—
e. Indexed universal life with secondary guarantees	—	—	—
f. Indexed life	—	—	—
g. Other permanent cash value life insurance	—	—	—
h. Variable life	—	—	—
i. Variable universal life	307.4	307.4	307.7
j. Miscellaneous reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term policies without cash value	XXX	XXX	—
b. Accidental death benefits	XXX	XXX	—
c. Disability — active lives	XXX	XXX	—
d. Disability — disabled lives	XXX	XXX	—
e. Miscellaneous reserves	XXX	XXX	—

(3) Total (gross: direct + assumed)	307.4	307.4	307.7
(4) Reinsurance ceded	—	—	—

(5) Total (net) (3) – (4)	$307.4	$307.4	$307.7

	Account value	Cash value	Reserve
C. Separate account nonguaranteed
(1) Subject to discretionary withdrawal, surrender values, or policy loans;
a. Term policies with cash value	$—	$—	$—
b. Universal life	—	—	—
c. Universal life with secondary guarantees	—	—	—
d. Indexed universal life	—	—	—
e. Indexed universal life with secondary guarantees	—	—	—
f. Indexed life	—	—	—
g. Other permanent cash value life insurance	—	—	—
h. Variable life	—	—	—
i. Variable universal life	—	—	—
j. Miscellaneous reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term policies without cash value	XXX	XXX	—
b. Accidental death benefits	XXX	XXX	—
c. Disability — active lives	XXX	XXX	—
d. Disability — disabled lives	XXX	XXX	—
e. Miscellaneous reserves	XXX	XXX	—

(3) Total (gross: direct + assumed)	—	—	—
(4) Reinsurance ceded	—	—	—

(5) Total (net) (3) – (4)	$—	$—	$—

F-40

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2025 and 2024 were as follows:

	2025		2024
	Gross	Net of loading	Gross	Net of loading
Industrial	$0.2	$0.2	$0.2	$0.1
Ordinary renewal	130.5	274.0	136.8	286.0
Group life	0.3	1.2	0.2	1.2

Total	$131.0	$275.4	$137.2	$287.3

The Company did not have any direct written premiums generated through managing general agents or third-party administrators during the years ended December 31, 2025 and 2024.

Guaranteed Minimum Death Benefit, Guaranteed Minimum Withdrawal Benefit and Guaranteed Annuitization Benefit

The Company’s variable annuity products provide a basic GMDB which provides a minimum account value to be paid upon the annuitant’s death. Some variable annuity contracts permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. The Company’s separate account guarantees are primarily death benefits but also include some GMWBs and guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit each year, either for a specified period of time or for life. The guaranteed annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation. As of December 31, 2025 and 2024, the Company had reserves related to these guaranteed benefits of $217.0 and $283.0, respectively.

The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31, 2025 and 2024:

	2025	2024
Account values with death benefit guarantees (net of reinsurance):
Standard death benefits (return of net deposits) account value	$1,614.1	$1,638.1
Net amount at risk	$0.6	$0.9
Average attained age of contractholders	78	78
Enhanced death benefits (step-up, roll-up, payment protection) account value	$853.4	$888.3
Net amount at risk	$78.7	$95.0
Average attained age of contractholders	78	78
Account values with living benefit guarantees:
Guaranteed minimum withdrawal benefits	$957.5	$1,021.7
Guaranteed annuitization benefits	$848.3	$775.9

The contracts underlying the GMWB and guaranteed annuitization benefits are considered “in the money” if the contractholder’s benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2025 and 2024, the Company’s exposure related to GMWB and guaranteed annuitization benefits contracts that were considered “in the money” was $504.0 and $587.0, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by the Company will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

F-41

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

(4)	Liability for Policy and Contract Claims

Activity in the accident and health policy claim reserves, including the present value of amounts not yet due (which were included as a component of aggregate reserves) of $0.2, $0.3, and $0.4 as of December 31, 2025, 2024 and 2023, respectively, is summarized as follows:

	2025	2024	2023
Balance as of January 1	$24.7	$26.5	$30.4
Less reinsurance reserve credit and recoverable	24.4	26.1	30.0

Net balance as of January 1	0.3	0.4	0.4

Incurred related to:
Current year	—	—	—
Prior years	(0.1)	—	0.1

Total incurred	(0.1)	—	0.1

Paid related to:
Current year	—	—	—
Prior years	—	0.1	0.1

Total paid	—	0.1	0.1

Net balance as of December 31	0.2	0.3	0.4
Plus reinsurance reserve credit and recoverable	19.7	24.4	26.1

Balance as of December 31	$19.9	$24.7	$26.5

Incurred claims related to prior years did not change by a significant amount in any year as a result of changes in estimates of insured events in prior years.

For the years ended December 31, 2025, 2024 and 2023, the Company did not have any significant changes in methodologies or assumptions used to calculate the liability for unpaid claims and claim adjustment expenses.

The liability for policy and contract claims presented in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus included $106.5 and $95.2 of life contract claims as of December 31, 2025 and 2024, respectively.

(5)	Transactions with Affiliates

The Company and various affiliates, all direct and/or indirect subsidiaries of Genworth, are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are to be made quarterly. This agreement represents the principal administrative service agreement between the Company and the following affiliates:

GLIC

GNA

Enact Mortgage Insurance Corporation (“EMIC”)

JAC

RLIC VI

RLIC X

F-42

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

On December 26, 2025, the Company received $23.3 in cash from Newco as a dividend payment.

On January 6, 2023, RLIC VI returned contributed surplus to the Company of $5.0 in cash.

For years ended December 31, 2025, 2024 and 2023, the Company made net payments for intercompany settlements of $42.6, $45.6, and $41.4, respectively.

On August 31, 2021, after receiving approval from the Virginia Bureau and the State of Delaware Department of Insurance, the Company and GLIC executed a Master Promissory Note. Under terms of this note the borrower may borrow up to a maximum of $300.0 from the lender for up to 90 business days. Any loan shall be repaid by the borrower to the lender immediately upon written demand. The note pays interest at the daily overnight U.S. Federal Funds Rate less 0.10%, with a floor of 0.25%. There were no outstanding balances payable to or due from GLIC as of December 31, 2025 or 2024.

The Company has a Master Promissory Note agreement, approved by the Virginia Bureau, which involves borrowing from and making loans to GNA, the Company’s indirect parent. The principal is payable upon written demand by GNA or at the discretion of the Company. The note pays interest at the cost of funds of GNA, which was 3.54%, 4.23%, and 5.23% during the years ended December 31, 2025, 2024 and 2023, respectively. There were no outstanding balances payable to or due from GNA as of December 31, 2025 or 2024.

The Company and GLICNY are parties to an Administrative Services Agreement whereby the Company provides services to GLICNY with respect to GLICNY’s variable annuity products.

The Company and GLIC are parties to a Master Services and Shared Expenses Agreement with two affiliates, Genworth Financial India Private Limited and EMIC, whereby the parties agree to benefit from centralized functions and processes by pooling their purchasing power by entering separate Statements of Work which will provide the specifics of each service to be provided.

The Company participates in reinsurance agreements whereby the Company assumes business from or cedes business to its affiliates. See Note 8 for further details on affiliate reinsurance agreements.

Total amounts due from or owed to affiliates as of December 31, 2025 and 2024 are included in the following balance sheet captions:

	2025	2024
Assets:
Amounts recoverable from reinsurers and funds held	$243.8	$281.9
Receivable from parent, subsidiaries and affiliates	0.2	—
Current Federal income tax recoverable	—	1.1

Total assets	$244.0	$283.0

Liabilities:
Current Federal income tax payable	$8.0	$—
Payable to parent, subsidiaries and affiliates	12.3	12.6
Other amounts payable on reinsurance	24.9	24.1

Total liabilities	$45.2	$36.7

(6)	Income Taxes

On July 4, 2025, the One Big Beautiful Bill Act (“OBBBA”), which includes certain tax provisions, was signed into law. The OBBBA did not have a material impact on the Company’s financial statements.

F-43

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law by President Biden. The Act includes a new Federal corporate alternative minimum tax (“CAMT”), effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1.0 billion. For a group of related entities, the $1.0 billion threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is an applicable corporation, it is an applicable corporation in all future years.

An applicable corporation is not automatically subject to a CAMT liability. The corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT. The controlled group of corporations of which the Company is a member was not an applicable corporation in 2025 or 2024. The Company intends to amend its tax sharing agreement in 2026 to reflect CAMT.

(a) Components of deferred tax assets and deferred tax liabilities

1.	The components of the net DTA recognized in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2025 and 2024 were as follows:

	2025			2024			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
a. Gross DTA	$497.5	$4.5	$502.0	$523.9	$7.5	$531.4	$(26.4)	$(3.0)	$(29.4)
b. Statutory valuation allowance adjustment	—	—	—	—	—	—	—	—	—

c. Adjusted gross DTA (1a – 1b)	497.5	4.5	502.0	523.9	7.5	531.4	(26.4)	(3.0)	(29.4)
d. DTA nonadmitted	417.9	2.8	420.7	398.5	7.3	405.8	19.4	(4.5)	14.9

e. Subtotal: net admitted DTA (1c – 1d)	79.6	1.7	81.3	125.4	0.2	125.6	(45.8)	1.5	(44.3)
f. DTL	60.4	1.7	62.1	74.0	0.2	74.2	(13.6)	1.5	(12.1)

g. Net admitted DTA/(DTL) (1e – 1f)	$19.2	$—	$19.2	$51.4	$—	$51.4	$(32.2)	$—	$(32.2)

F-44

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

2.	Admission calculation components for SSAP No. 101 as of December 31, 2025 and 2024:

	2025			2024			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
a. Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b. Adjusted gross DTA expected to be realized (excluding the amount of DTA from 2(a) above) after application of the threshold limitation. (The lessor of 2(b)1 and 2(b)2 below)	19.2	—	19.2	51.4	—	51.4	(32.2)	—	(32.2)
1. Adjusted gross DTA expected to be realized following the balance sheet date	19.2	—	19.2	51.4	—	51.4	(32.2)	—	(32.2)
2. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	120.6	XXX	XXX	117.4	XXX	XXX	3.2
c. Adjusted gross DTA (excluding the amount of DTA from 2(a) and 2(b) above) offset by gross DTL	60.4	1.7	62.1	74.0	0.2	74.2	(13.6)	1.5	(12.1)

d. DTA admitted as a result of the application of SSAP No. 101 (Total 2(a) + 2(b) + 2(c))	$79.6	$1.7	$81.3	$125.4	$0.2	$125.6	$(45.8)	$1.5	$(44.3)

3.	Ratio used to determine applicable period used in 6(a)2:

	2025	2024
a. Ratio percentage used to determine recovery period and threshold limitation amount	842%	789%
b. Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in 2(b)2 above	$930.1	$915.9

F-45

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

4.	The Company did not use tax planning strategies in the computation of either the adjusted gross DTA or net admitted DTA for the years ended December 31, 2025 and 2024.

(b) Unrecognized deferred tax liabilities

The Company did not have any unrecognized DTLs for the years ended December 31, 2025 and 2024.

(c) Current income tax and change in deferred tax

The provision for income taxes incurred on operations for the years ended December 31, 2025, 2024 and 2023 were as follows:

	2025	2024	Change
1. Current Income Taxes
a. Federal income taxes	$(11.8)	$(6.9)	$(4.9)
b. Foreign income taxes	—	—	—

c. Federal and foreign income taxes	(11.8)	(6.9)	(4.9)
d. Federal income tax on net capital gains (losses)	(1.8)	(3.7)	1.9
e. Utilization of capital loss carry forwards	—	—	—
f. Other	—	—	—

g. Federal income taxes incurred	$(13.6)	$(10.6)	$(3.0)

	2024	2023	Change
1. Current Income Taxes
a. Federal income taxes	$(6.9)	$14.9	$(21.8)
b. Foreign income taxes	—	—	—

c. Federal and foreign income taxes	(6.9)	14.9	(21.8)
d. Federal income tax on net capital gains (losses)	(3.7)	(3.8)	0.1
e. Utilization of capital loss carry forwards	—	—	—
f. Other	—	—	—

g. Federal income taxes incurred	$(10.6)	$11.1	$(21.7)

F-46

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs were as follows as of December 31, 2025 and 2024:

	2025	2024	Change
2. DTA
A. Ordinary
1. Discounting of unpaid losses	$—	$—	$—
2. Unearned premium reserve	—	—	—
3a. Transition reserves	—	1.5	(1.5)
3b. Policyholder reserves	321.5	340.9	(19.4)
4. Investments	44.4	50.4	(6.0)
5. Deferred acquisition costs	128.4	127.6	0.8
6. Policyholder dividends accrual	—	—	—
7. Fixed assets	0.5	0.6	(0.1)
8. Compensation and benefits accrual	—	—	—
9. Pension accrual	—	—	—
10. Receivable–nonadmitted	2.3	2.0	0.3
11. Net operating loss carry forward	—	—	—
12. Tax credit carry forward	—	—	—
13. Other (including items less than 5% of total ordinary tax assets)	0.4	0.9	(0.5)

99. Subtotal ordinary	497.5	523.9	(26.4)
B. Statutory valuation allowance adjustment	—	—	—
C. Nonadmitted DTA	417.9	398.5	19.4

D. Admitted ordinary DTA (2A99 – 2B – 2C)	79.6	125.4	(45.8)
E. Capital			—
1. Investments	4.5	7.5	(3.0)
2. Net capital loss carry forward	—	—	—
3. Real estate	—	—	—
4. Other (including items less than 5% of total ordinary tax assets)	—	—	—

99. Subtotal capital	4.5	7.5	(3.0)
F. Statutory valuation allowance adjustment	—	—	—
G. Nonadmitted DTA	2.8	7.3	(4.5)

H. Admitted capital DTA (2E99 – 2F – 2G)	1.7	0.2	1.5

I. Admitted DTA (2D + 2H)	$81.3	$125.6	$(44.3)

F-47

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

	2025	2024	Change
3. DTL
A. Ordinary
1. Investments	$1.8	$3.0	$(1.2)
2. Fixed assets	—	—	—
3. Deferred and uncollected premiums	57.8	60.4	(2.6)
4(a). Transition reserves	—	9.1	(9.1)
4(b). Policyholder reserves	0.8	1.5	(0.7)
5. Other	—	—	—

99. Subtotal ordinary	60.4	74.0	(13.6)

B. Capital
1. Investments	1.7	0.2	1.5
2. Real estate	—	—	—
3. Other	—	—	—

99. Subtotal capital	1.7	0.2	1.5

C. DTL (3A99 + 3B99)	62.1	74.2	(12.1)

4. Net DTA (DTL) (2I – 3C)	$19.2	$51.4	$(32.2)

Based on an analysis of the Company’s tax position for the year ended December 31, 2025, management concluded it is more likely than not that the results of future operations will generate sufficient taxable income to enable the Company to realize all of its DTAs. Accordingly, no valuation allowance for DTA has been established.

The change in net deferred taxes is comprised of the following (this analysis is exclusive of nonadmitted assets, as the change in nonadmitted assets is reported separately from the change in net deferred income taxes in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus):

	December 31,
	2025	2024	Change
Total gross DTA	$502.0	$531.4	$(29.4)
Statutory valuation allowance adjustment	—	—	—

Adjusted gross DTAs	502.0	531.4	(29.4)
Total gross DTL	62.1	74.2	(12.1)

Net DTA	$439.9	$457.2	(17.3)

Deferred tax on change in net unrealized capital gains (losses)			(0.2)

Change in net deferred income taxes			$(17.5)

F-48

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

(d) Reconciliation of Federal income tax rate to actual effective tax rate

The provision for Federal income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to income before income taxes. The significant items causing this difference were as follows for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
Provision computed at statutory tax rate	$16.4	$9.3	$20.9
Tax exempt interest	—	—	(0.1)
Benefit of dividends	(6.5)	(1.6)	(1.7)
Statutory amortization of IMR	—	(0.2)	(0.4)
Foreign taxes	(0.2)	(0.2)	(0.2)
Change in nonadmitted assets	(0.2)	0.3	5.9
Deferred reinsurance gains	(5.9)	(6.9)	(6.7)
Other adjustments	0.3	(0.2)	—

Total	$3.9	$0.5	$17.7

Federal income taxes incurred	$(13.6)	$(10.6)	$11.1
Change in net deferred income taxes	17.5	11.1	6.6

Total	$3.9	$0.5	$17.7

(e) Operating loss and tax credit carry forwards and protective tax deposits

As of December 31, 2025, the Company had no operating losses to carry forward.

As of December 31, 2025, the Company had no tax credits to carry forward.

There were no income taxes incurred in the current or prior years that will be available for recoupment in the event of future net losses.

The Company had no protective tax deposits which are on deposit with the IRS under Section 6603 of the Internal Revenue Code.

(f) Consolidated Federal income tax return

The Company is an affiliated member of a consolidated Life/Non-Life U.S. Federal income tax return with its ultimate parent company, Genworth, and will be included with the following companies in the consolidated Federal income tax return for 2025:

ASI

Capital Brokerage Corporation

CareScout Holdings, Inc.

CareScout, LLC

Enact Financial Assurance Corporation

Enact Financial Services, Inc.

Enact Global Holdings Corporation

Enact Holdings, Inc.

Enact Mortgage Holdings, LLC

EMIC

Enact Mortgage Insurance Corporation of North Carolina

Enact Mortgage Services, LLC

F-49

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

Enact Re Ltd.

Enact Residential Insurance Corporation

Genworth

Genworth Annuity Service Corporation

Genworth Financial Agency, Inc. (“GFA”)

Genworth Financial International Holdings, LLC

Genworth Holdings, Inc. (“Genworth Holdings”)

GLIC

GLICNY

GNA

HGI Annuity Service Corporation

JAC

Mayflower

Monument Lane IC 1, Inc.

Monument Lane IC 2, Inc.

Monument Lane PCC, Inc.

Newco

RLIC VI

RLIC X

Seniorly, Inc.

Sponsored Captive Re, Inc.

United Pacific Structured Settlement Company

The Company is a party to the Amended and Restated Tax Allocation Agreement dated May 14, 2021, between Genworth and certain of its subsidiaries (the “New TAA”). The New TAA includes updates to the Tax Allocation Agreement dated May 24, 2004 (the “Old TAA”) for company names and other administrative matters but did not fundamentally change the methodology used to allocate taxes amongst Genworth and its subsidiaries. The New TAA was approved by state insurance regulators and the Company’s Board of Directors. The tax allocation methodology is based on the separate return liabilities with offsets for losses and credits utilized to reduce the current consolidated tax liability as allowed by applicable law and regulation. The Company’s policy is to settle intercompany tax balances quarterly, with a final settlement after filing of Genworth’s Federal consolidated U.S. corporation income tax return.

The Company also has special tax sharing agreements with RLIC VI and RLIC X and its indirect parent, Genworth, effective June 1, 2018 for RLIC VI and January 1, 2018 for RLIC X. Under these special tax sharing agreements, the Company is obligated to receive or make payments on behalf of RLIC VI and RLIC X for Federal income tax amounts receivable or payable by those companies pursuant to the Tax Allocation Agreement. The tax payments made by the Company on behalf of RLIC VI and RLIC X are accounted for as deemed capital contributions to RLIC VI and RLIC X. The tax payments received by the Company on behalf of RLIC VI and RLIC X are accounted for as deemed dividends from RLIC VI and RLIC X. As of December 31, 2025, the Company recorded tax payables and increases in common stock of affiliates of $32.0 and $6.6 for RLIC VI and RLIC X, respectively. The Company carries RLIC VI and RLIC X at zero; therefore, the change in common stock of affiliates ultimately impacts unassigned surplus.

The cumulative benefit recognized by the Company relating to the special tax sharing agreements with RLIC VI and RLIC X and the Special Tax Allocation Agreement with Genworth was $267.4 and $306.0 as of December 31, 2025 and 2024, respectively.

For tax years beginning in 2011, the Company was included in the Life/Non-Life consolidated return filed by Genworth and filed various state and local tax returns. The Company is not currently subject to any significant examinations by federal or state income tax authorities. Generally, the Company is no longer subject to federal or state income tax examinations for years prior to 2022.

F-50

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

(g) Federal or foreign income tax loss contingencies

As of December 31, 2025 and 2024, the total amount of unrecognized tax benefits was $7.1 for each year, which, if recognized, would affect the effective tax rate on operations.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended December 31, 2025, 2024 and 2023, the Company accrued interest of $0.6, 0.4, and zero, respectively. The Company had an interest liability balance of $1.0 and $0.4 as of December 31, 2025 and 2024, respectively, and no interest liability balance as of December 31, 2023. There was no penalty accrual balance as of December 31, 2025, 2024 and 2023.

As a result of Genworth’s open audits and appeals, the Company believes no unrecognized tax benefits will be recognized in 2026.

(h) State transferable and non-transferable tax credits

The Company did not have any state transferable and non-transferable tax credits as of December 31, 2025 and 2024.

The Company estimated the utilization of the remaining transferable and non-transferable state tax credits by projecting future premium taking into account policy growth and rate changes, projected future tax liability based on projected premiums, tax rates and tax credits, and comparing projected future tax liability to the availability of remaining transferable and non-transferable tax credits.

The Company had no impairment loss related to the write-down as a result of impairment analysis of the carrying amount for state transferable and non-transferable tax credits during 2025 and 2024.

(7)	Commitments and Contingencies

(a) Litigation

The Company is a defendant in various cases of litigation considered to be in the normal course of business. The Company does not consider existing contingent liabilities arising from litigation, income taxes and other matters to be material in relation to the financial statements of the Company.

In March 2024, the Company was served with a putative class action lawsuit venued in the Superior Court of the State of California, Sacramento County, captioned James Fox, individually and on behalf of the class v. Genworth Life and Annuity Insurance Co. Plaintiff, the holder of a lapsed California life insurance policy of the Company, seeks to represent a class of current and former California policyholders of the Company and beneficiaries whose policies were allegedly wrongfully terminated. The complaint alleges that the Company wrongfully terminated hundreds of California life insurance policies by failing to provide the policyholders with the notices and grace periods mandated by the contract and by the California Insurance Code as interpreted by the California Supreme Court in McHugh v. Protective Life Ins. Co. The complaint asserts causes of action for breach of contract, violation of the California Insurance Code, unfair competition and bad faith, and it seeks, inter alia, declaratory and injunctive relief, compensatory damages, restitution, attorneys’ fees and costs. The action was removed to the United States District Court for the Eastern District of California on April 3, 2024. On May 8, 2024, the Company answered the complaint. On October 15, 2024, the court granted the Company’s motion to stay the action pending final determination of an appeal in a related case. On March 4, 2025, the court lifted the stay, and plaintiff filed an amended complaint on April 21, 2025. On June 2, 2025, the Company answered the complaint and moved to strike its class action allegations. Plaintiff filed opposition papers to the Company’s motion to strike on June 16, 2025. Plaintiff moved to remand the matter to state court on June 30, 2025, and the Company opposed that motion on July 22, 2025. On August 19, 2025, the court denied both the Company’s motion to strike the class allegations and plaintiff’s motion to remand

F-51

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

the case to state court. Plaintiff filed a notice of appeal from that order on September 18, 2025, but the appeal was dismissed by the United States Court of Appeals for the Ninth Circuit on October 1, 2025. The Company intends to continue to vigorously defend this action.

Starting in June 2023, various Genworth entities (including Genworth Financial, GLIC and the Company) have been named as defendants in certain putative class action lawsuits in the United States District Courts for the Eastern District of Virginia and the District of Massachusetts. These cases are captioned as follows: Anastasio v. Genworth Financial, Inc. et al; Hauser v. Genworth Life Insurance Company; Smith v. Genworth Financial, Inc.; Behrens v. Genworth Life Insurance Company; Hale et al v. Genworth Financial, Inc.; Burkett, Jr. v. Genworth Life and Annuity Insurance Company; Manar v. Genworth Financial, Inc.; Romine et al. v. Progress Software Corporation et al.; Schwarz et al. v. Progress Software Corporation et al.; Casey et al. v. Genworth Life & Annuity Insurance Company; and Bailey v. Genworth Financial, Inc. The actions relate to the data security events involving the MOVEit file transfer system, which PBI Research Services (“PBI”), a third-party vendor, uses in the performance of its services (“MOVEit Cybersecurity Incident”). Genworth’s legacy insurance subsidiaries previously used PBI to, among other things, satisfy applicable regulatory obligations to search various databases to identify the deaths of insured persons under life insurance policies, and to identify deaths under long-term care insurance and annuity policies which can impact premium payment obligations and benefit eligibility. Plaintiffs seek to represent various classes and subclasses of Genworth long-term care insurance policyholders and agents whose data was accessed or potentially accessed by the MOVEit Cybersecurity Incident, alleging that Genworth breached its purported duty to safeguard their sensitive data from cybercriminals. The complaints assert claims for, inter alia, negligence, negligence per se, breach of contract, unjust enrichment, and violations of various consumer protection and privacy statutes, and they seek, inter alia, declaratory and injunctive relief, compensatory and punitive damages, restitution, attorneys’ fees and costs. On October 4, 2023, the Joint Panel on Multidistrict Litigation issued an order consolidating all actions relating to the MOVEit Cybersecurity Incident before a single federal judge in the United States District Court for the District of Massachusetts. All defendants, including the Genworth entities, filed a joint motion to dismiss the complaints on July 23, 2024. Oral argument on this motion occurred on October 9, 2024. On December 12, 2024, as relevant to Genworth, the court denied the motion. On February 4, 2025, several defendants, including the Genworth entities, filed a second motion to dismiss the complaints, and plaintiffs filed opposition papers on April 7, 2025. Oral argument was conducted on the second motion to dismiss on May 12, 2025. On July 31, 2025, the court granted the second motion to dismiss in part and dismissed most of the causes of action against Genworth, retaining only the claims for common law negligence, breach of implied contract, and a Massachusetts statutory violation. On September 9, 2025, Genworth moved for partial reconsideration of certain aspects of the July 31, 2025 decision, and plaintiffs opposed that motion on September 23, 2025. On January 9, 2026, the court granted in part Genworth’s motion for partial reconsideration by dismissing a certain negligence claim under California law and by confirming the dismissal of an Illinois statutory claim. Genworth intends to continue to vigorously defend these actions.

In September 2018, the Company was named as a defendant in a putative class action lawsuit pending in the United States District Court for the Eastern District of Virginia captioned TVPX ARS INC., as Securities Intermediary for Consolidated Wealth Management, LTD. on behalf of itself and all others similarly situated v. Genworth Life and Annuity Insurance Company. Plaintiff alleges unlawful and excessive cost of insurance charges were imposed on policyholders. The complaint asserts claims for breach of contract, alleging that the Company improperly considered non-mortality factors when calculating cost of insurance rates and failed to decrease cost of insurance charges in light of improved expectations of future mortality, and seeks unspecified compensatory damages, costs, and equitable relief. On October 29, 2018, the Company filed a motion to enjoin the case in the Middle District of Georgia, and a motion to dismiss and motion to stay in the Eastern District of Virginia. The Company moved to enjoin the prosecution of the Eastern District of Virginia action on the basis that it involves claims released in a prior nationwide class action settlement (the “McBride settlement”) that was approved by the Middle District of Georgia. Plaintiff filed an amended complaint on November 13, 2018. On December 6, 2018, the Company moved the Middle District of Georgia for leave to file its counterclaim, which alleges that plaintiff breached the covenant not to sue contained in the prior settlement agreement by filing its current action. On March 15, 2019, the Middle District of Georgia granted the Company’s motion to enjoin and denied its motion for leave to file its counterclaim. As such, plaintiff is enjoined from pursuing its class action in the Eastern District of Virginia. On March 29, 2019, plaintiff filed a

F-52

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

notice of appeal in the Middle District of Georgia, notifying the Court of its appeal to the United States Court of Appeals for the Eleventh Circuit from the order granting the Company’s motion to enjoin. On March 29, 2019, the Company filed its notice of cross-appeal in the Middle District of Georgia, notifying the Court of its cross-appeal to the Eleventh Circuit from the portion of the order denying its motion for leave to file the Company’s counterclaim. On April 8, 2019, the Eastern District of Virginia dismissed the case without prejudice, with leave for plaintiff to refile an amended complaint only if a final appellate Court decision vacates the injunction and reverses the Middle District of Georgia’s opinion. On May 21, 2019, plaintiff filed its appeal and memorandum in support in the Eleventh Circuit. The Company filed its response to plaintiff’s appeal memorandum on July 3, 2019. The Eleventh Circuit Court of Appeals heard oral argument on plaintiff’s appeal and the Company’s cross-appeal on April 21, 2020. On May 26, 2020, the Eleventh Circuit Court of Appeals vacated the Middle District of Georgia’s order enjoining Plaintiff’s class action and remanded the case back to the Middle District of Georgia for further factual development as to whether the Company has altered how it calculates or charges cost of insurance since the McBride settlement. The Eleventh Circuit Court of Appeals did not reach a decision on the Company’s counterclaim. On June 30, 2021, the Company filed in the Middle District of Georgia its renewed motion to enforce the class action settlement and release, and renewed its motion for leave to file a counterclaim. The briefing on both motions concluded in October 2021. On March 24, 2022, the Court denied the Company’s motions. On April 11, 2022, the Company filed an appeal of the Court’s denial to the United States Court of Appeals for the Eleventh Circuit. On June 22, 2022, the Company filed its opening brief in support of the appeal. Plaintiff filed its respondent’s brief on September 20, 2022, and the Company filed its reply brief on November 10, 2022. The appeal was orally argued on August 17, 2023, and on January 8, 2025, the Eleventh Circuit entered an order affirming the district court’s order. On January 29, 2025, the Company moved for rehearing by the panel and by the full court. On March 4, 2025, the Eleventh Circuit denied the Company’s motion for rehearing. On March 7, 2025, plaintiff refiled its complaint in the United States District Court for the Eastern District of Virginia. On May 9, 2025, the Company moved to dismiss the refiled complaint for failure to state a cause of action. Plaintiff filed an amended complaint on June 24, 2025 and a second amended complaint on July 14, 2025. On July 28, 2025, the Company moved to dismiss the second amended complaint for failure to state a cause of action. The plaintiff opposed the Company’s motion to dismiss the second amended complaint on August 25, 2025, and the court denied the Company’s motion to dismiss on November 18, 2025. On February 13, 2026, the Company moved for summary judgment dismissing the complaint, and the plaintiff moved for class certification. The Company intends to continue to vigorously defend this action.

As of December 31, 2025, the Company could not determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above. In light of the inherent uncertainties involved in these matters, no amounts have been accrued. The Company is not able to provide an estimate or range of possible losses related to these matters.

(b) Guaranty Association Assessments

The Company is required by law to participate in the guaranty fund associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business.

As of December 31, 2025 and 2024, the Company has accrued and recognized through net operations a liability for retrospective premium-based guaranty fund assessments of $7.0 and $7.5, respectively, and a related premium tax benefit asset of $6.5 and $7.2, respectively. These amounts represent management’s best estimate based on information received from the states in which the Company writes business and may change due to many factors including the Company’s share of the ultimate cost of current insolvencies. The premium tax benefit is generally realized over a five year period, but can vary depending on the state law.

F-53

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

The following table provides information about the Company’s guaranty funds receivable as of December 31, 2025 and 2024:

	2025	2024
Assets recognized from paid and accrued premium tax offsets and policy surcharges prior year end	$7.2	$6.7
Decreases current year:
Premium tax offset applied	0.2	0.3
Accrual true-up	0.3	—
Prior period adjustment	0.2	—
Increases current year:
Prior period adjustment	—	0.5
Current year adjustment	—	0.3

Assets recognized from paid and accrued premium tax offsets and policy surcharges current year end	$6.5	$7.2

As of December 31, 2025 and 2024, the Company’s guaranty fund liabilities and assets related to assessments from insolvencies of entities that wrote LTC contracts were de minimis.

(c) Related Party Guarantees

The Company has guaranteed the structured settlement payment obligations of ASI, provided that such obligations are funded with the Company’s annuity contracts. ASI is a direct, wholly-owned subsidiary of the Company and the assignment company for the Company’s structured settlement business.

There are no current obligations by the Company under the guarantee nor does the Company expect to make any future payments. However, if any payments were to be made they would be treated as a capital contribution. The maximum amount of payments that could be made under the guarantee is equal to the structured settlement payment obligations of ASI. The structured settlement reserves related to this guarantee as of December 31, 2025 and 2024 were $240.7 and $245.7, respectively. The guarantee will remain intact until modified or rescinded by the Company’s board of directors.

(d) Commitments

As of December 31, 2025, the Company had future commitments related to its investments in limited partnerships of $105.4, bank loans of $7.0, and private placement securities of $52.5. The limited partnerships are part of the Company’s private equity and real estate programs. The funding commitments relate to future equity stakes in a portfolio of private companies, commercial mortgage loans and investments in fixed maturity securities.

(8)	Reinsurance

The Company follows the standard industry practices of reinsuring portions of its risk with other companies. Use of reinsurance does not discharge the Company from liability on the insurance ceded. The Company is required to pay in full the amount of its insurance obligations regardless of whether it is entitled or able to receive payment from its reinsurer. The Company monitors both the financial condition of the reinsurers as well as risk concentrations arising from activities and economic characteristics of the reinsurers to lessen the risk of default by such reinsurers.

The maximum amounts of life insurance retained by the Company on any one life may not exceed the following limits: individual life, $5.0; accidental death benefit, $0.1; group life, $0.2; group mortgage accidental benefits, $0.1; and payroll deduction and 401(k) automatic issue coverage, $0.2. Amounts in excess of these maximums are reinsured with other insurance companies.

F-54

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

The effects of reinsurance on premiums earned and benefits incurred for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Premiums earned			Benefits incurred
	2025	2024	2023	2025	2024	2023
Direct	$830.6	$890.4	$948.4	$1,951.1	$1,996.5	$2,060.9
Assumed	219.9	232.1	236.5	296.1	289.8	279.7
Ceded	(924.2)	(984.9)	(964.8)	(1,557.6)	(1,601.1)	(1,585.6)

Net	$126.3	$137.6	$220.1	$689.6	$685.2	$755.0

The Company did not have any retrospectively rated contracts or contracts subject to redetermination.

Affiliated Special Purpose Captives Reinsurance Transactions

The Company has over the past years entered into significant reinsurance treaties with its subsidiaries to cede universal and term life insurance policies. Reserves ceded by the Company as of December 31, 2025 and 2024 related to these treaties were as follows:

	2025	2024
Universal Life Insurance Business
RLIC VI	$866.8	$862.5

Term Life Insurance Business
RLIC VI	$649.2	$873.2
RLIC X	794.0	830.2

RLIC VI

The Company is a party to a coinsurance with funds withheld agreement with RLIC VI whereby it cedes certain term life insurance and universal life insurance business to RLIC VI.

Effective December 1, 2017, RLIC VI entered into a monthly renewable term (“MRT”) reinsurance agreement with New Reinsurance Company Ltd (“NewRe”) whereby it retrocedes the mortality risk on certain term life insurance business assumed from the Company.

Effective December 1, 2019, RLIC VI entered into a MRT reinsurance agreement with Hannover Re (Ireland) DAC (“Hannover Re Ireland”) whereby it retrocedes the mortality risk on additional term life insurance business assumed from the Company.

RLIC VI is also a party to an XOL reinsurance agreement with Canada Life and the Company. Under this XOL reinsurance agreement Canada Life will pay claims up to the difference between (i) full statutory reserves and (ii) the combination of the qualified reserves and economic reserves, subject to a cap, as supported as settlements under the NewRe MRT Treaty and the Hannover Re Ireland MRT Treaty, if the term life and universal life funds withheld accounts and the Company’s capital and surplus are exhausted to zero.

During 2025, 2024 and 2023, under the terms of the coinsurance treaty with RLIC VI, the Company recaptured term life insurance policies from RLIC VI where the level term period of the policies had expired. Reserves held on recaptured policies were $2.6, $1.4, and $2.2 at the beginning of the period of recapture for the years ended December 31, 2025, 2024 and 2023, respectively.

F-55

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

RLIC X

The Company is a party to a coinsurance with funds withheld agreement with RLIC X whereby it cedes certain term life insurance business to RLIC X. The Company also entered into an XOL reinsurance agreement with RLIC X and Hannover, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC X in an amount subject to a cap, equal to the difference between the statutory reserves and the qualified reserves with respect to such business. Effective July 31, 2016, the Company terminated this XOL reinsurance agreement with Hannover and RLIC X for new business. The XOL reinsurance agreement remains in effect for policies issued on or prior to July 31, 2016.

Effective December 1, 2017, RLIC X entered into a MRT reinsurance agreement with NewRe whereby it retrocedes the mortality risk on the term life insurance business assumed from the Company.

During 2025, 2024, and 2023, under the terms of its coinsurance treaty with RLIC X, the Company recaptured term life insurance policies from RLIC X where the level term period of the policies had expired. Reserves held on recaptured policies were $0.8, $1.9, and $0.9 at the beginning of the period of recapture for the years ended December 31, 2025, 2024, and 2023 respectively.

Other Affiliate Reinsurance Transactions

Effective January 1, 2000, the Company ceded new term and universal life insurance business to GLIC. These agreements were terminated with respect to new business in 2001. Effective September 1, 2016, the Company recaptured most liabilities on the universal life insurance policies ceded to GLIC. Ceded reinsurance reserves to GLIC as of December 31, 2025 and 2024 were $502.2 and $576.4, respectively.

Effective April 1, 2011, the Company amended and restated its existing universal life insurance treaty with GLIC to assume certain additional universal life insurance policies, including total living coverage (“TLC”) insurance policies, from GLIC. Effective September 1, 2016, GLIC recaptured all of the liabilities of the TLC insurance policies ceded to the Company. Reserves assumed as of December 31, 2025 and 2024 were $1,701.8 and $1,694.0, respectively.

Significant External Reinsurers

Effective December 1, 2021, the Company entered into a coinsurance agreement with SCOR (the “2021 SCOR Coinsurance Treaty”) to reinsure the term life insurance business recaptured from RLIC VII and RLIC VIII and an additional block of term life insurance business that was previously retained by the Company. As of December 31, 2025 and 2024, the ceded reserves under the 2021 SCOR Coinsurance Treaty were $986.6 and $1,083.0, respectively.

On April 15, 2004, the Company entered into two reinsurance agreements with Union Fidelity Life Insurance Company (“UFLIC”) pursuant to which it ceded, effective as of January 1, 2004, substantially all its variable annuity block of business and its structured settlement block of business to UFLIC. Ceded general account reinsurance reserves to UFLIC for the variable annuity block of business as of December 31, 2025 and 2024 were $346.9 and $381.8, respectively, and modified coinsurance (“Modco”) reserves established by the Company as of December 31, 2025 and 2024 for the separate accounts were $1,245.1 and $1,262.3, respectively. Ceded reinsurance reserves for the structured settlement block of business as of December 31, 2025 and 2024 were $4,524.6 and $4,617.2, respectively.

Under a separate reinsurance agreement, the Company assumed a Medicare supplement block of business from UFLIC. The assumed reserves for this block of business as of December 31, 2025 and 2024 were de minimis. To secure the payment of its obligations to the Company under the reinsurance agreements governing the reinsurance transactions, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount to be held in certain claims paying accounts. A

F-56

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

trustee administers the trust accounts and the Company is permitted to withdraw from the trust accounts amounts due to the Company pursuant to terms of the reinsurance agreements that are not otherwise paid by UFLIC. As of December 31, 2025, the amount of assets in the trust was $5,885.5.

Effective December 1, 2013, immediately after recapturing a substantially similar block of business from Hannover, the Company entered into a new reinsurance agreement with Hannover to cede certain universal life and term life insurance business on coinsurance, Modco with funds withheld and yearly renewable term (“YRT”) basis. As of December 31, 2025 and 2024, ceded Modco reserves were $674.8 and $692.1, respectively. As of December 31, 2025 and 2024, ceded yearly renewable term reserves were $134.0 and $137.4, respectively, and ceded coinsurance reserves were $1,593.2 and $1,583.6, respectively.

Effective January 1, 2016, the Company entered into a coinsurance agreement with Protective Life Insurance Company to cede certain term life insurance business. As of December 31, 2025 and 2024, ceded reserves were $697.3 and $788.7, respectively.

On March 6, 2019, Scottish Re US Inc. (“Scottish Re”), a reinsurance company domiciled in Delaware, was ordered into receivership for the purposes of rehabilitation by the Court of Chancery of the State of Delaware. On May 3, 2023, the Receiver concluded that Scottish Re should be liquidated and expected to file a petition to liquidate within 45 days. On July 13, 2023, the Receiver filed a Motion for Entry of a Liquidation and Injunction Order. On July 18, 2023, the Court entered a Liquidation and Injunction Order. On August 9, 2023, the Company received notice that reinsurance agreements with Scottish Re would terminate effective September 30, 2023. Accordingly, the Company recaptured the policies previously ceded to Scottish Re in accordance with SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, by writing off balances through the accounts, exhibits and schedules in which they were originally recorded. The Company wrote off assets and liabilities of $24.9 associated with the reinsurance and recorded an increase in reserves of $12.6, resulting in a $37.5 pre-tax loss. However, this did not significantly impact the Company’s capital position because nonadmitted and unauthorized reinsurance balances totaling $42.7 were released through unassigned surplus.

Effective September 1, 2023, the Company recaptured certain policies that were previously reinsured to Employers Reassurance Corporation (“ERAC”). The total reserves recaptured were $5.9 and the Company received a refund of unearned premiums of $1.9.

Effective November 1, 2023, the Company recaptured certain policies that were previously reinsured to American United Life Insurance Company (“AUL”). The total reserves recaptured were $2.0 and the Company received a refund of unearned premiums of $0.5.

Effective December 31, 2023, the Company entered into a binding letter of intent with RGA Reinsurance Company to reinsure certain term and universal life insurance policies, primarily composed of the risk recaptured from Scottish Re, ERAC and AUL during 2023, on a yearly renewable term (“YRT”) basis. The total reserves ceded were $5.7 and premiums were $7.0. The final treaty was executed and signed on January 30, 2024, with no changes to the terms outlined in the binding letter of intent.

As of December 31, 2025, no reinsurance contracts had been identified which would require the Company to include the supplemental reinsurance risk interrogatories.

Ceding Entities that Utilize Captive Reinsurers to Assume Reserves Subject to the XXX/AXXX Captive Framework

As of December 31, 2025, the Company had one reinsurance agreement carried under the Term and Universal Life Insurance Reserve Financing Model Regulation, for which risks under covered policies have been ceded by the Company to RLIC X. There were no RBC implications as there was no shortfall as of December 31, 2025.

F-57

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

(9)	Statutory Capital and Surplus and Dividend Restriction

The NAIC utilizes RBC to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (1) asset risk, (2) insurance risk, (3) interest rate and equity market risk, and (4) business risk. The RBC formula is designed as an early warning tool for the states to identify potential undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors the level of its RBC and it exceeded the minimum required levels as of and for the years ended December 31, 2025, 2024 and 2023.

State insurance departments, which regulate insurance companies, recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants payment of a dividend to its shareholder.

The maximum amount of dividends that can be paid by the Company without prior approval of the Virginia Bureau is subject to restrictions. The maximum unrestricted dividend payout that may be made in 2026 is the greater of 10% of the Company’s statutory capital and surplus as of December 31, 2025 or its net gain from operations for 2025, with such dividend payout not to exceed the Company’s earned surplus. The Company has no capacity to make a dividend payment without prior approval in 2026.

(10)	Separate Accounts

The Company has separate account assets and liabilities related to closed blocks of variable universal life insurance, individual and group variable deferred annuities and modified guaranteed annuities. Separate account assets are carried at fair value and are offset by liabilities that represent the policyholders’ equity in those assets. The Company earns mortality and expense risk fees from the separate accounts and may assess withdrawal charges in the event of early withdrawals. Separate account variable universal life insurance contracts include a GMDB and a secondary no-lapse guarantee, which keeps the policy in-force as long as minimum scheduled premiums are paid. Variable annuity contracts may include a GMDB, a guaranteed payout annuity floor (similar to a guaranteed minimum income benefit), a guaranteed minimum income benefit or guaranteed minimum withdrawal benefit or a combination thereof. These guarantees are backed by investments held in the general account. The separate account assets without guarantees represent variable life and annuity products with assets and liabilities valued at fair value. The Company bears no market or default risk for these assets.

The total amounts paid from the general account to the separate account related to separate account guarantees for the preceding five years ended December 31, 2025, 2024, 2023, 2022 and 2021 were $26.2, $24.7, $34.3, $30.9, and $23.0, respectively. To compensate the general account for the risks taken, the separate accounts has paid risk charges of $21.6, $21.9, $23.4, $25.5, and $27.9, for the past five years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

Assets supporting the Company’s separate account product contracts of $4,117.1 and $4,175.2 as of December 31, 2025 and 2024, respectively, were considered legally insulated and not subject to claims of the general account.

F-58

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2025 was as follows:

	Non-indexed guarantee less than or equal to 4%	Non-indexed guarantee more than 4%	Non-guaranteed separate accounts	Total
Premiums, considerations or deposits for the year ended December 31, 2025	$—	$—	$15.3	$15.3

Reserves as of December 31, 2025:
For accounts with assets at:
Fair value	$2.5	$1.5	$4,093.3	$4,097.3

Total reserves	$2.5	$1.5	$4,093.3	$4,097.3

By withdrawal characteristics:
With fair value adjustment	$2.5	$1.5	$—	$4.0
At fair value	—	—	4,093.3	4,093.3

Subtotal	2.5	1.5	4,093.3	4,097.3
Not subject to discretionary withdrawal	—	—	—	—

Total	$2.5	$1.5	$4,093.3	$4,097.3

Reconciliation of net transfers to (from) separate accounts for the year ended December 31, 2025 was as follows:

2025
Transfers as reported in the Summary of Operations of the separate accounts statement:
Transfers to separate accounts	$15.3
Transfers from separate accounts	550.7

Net transfers from separate accounts, per the separate accounts annual statement	(535.4)
Reconciling adjustments:
Transfer to separate accounts – reinsured	177.8

Net transfers from separate accounts, per the Statutory Statement of Summary of Operations	$(357.6)

All assets, liabilities and surplus related to the separate accounts have been recorded in the financial statements.

(11)	FHLB Funding Agreement

(1)

The Company is a member of the Federal Home Loan Bank of Atlanta (“FHLB Atlanta”). Through its membership, the Company has outstanding funding agreements with FHLB Atlanta, as of December 31, 2025, the Company did not have any funding agreements outstanding with FHLB Atlanta. As of December 31, 2024, the Company had outstanding funding agreements with FHLB Atlanta in the amount of $50.0, which related to total liabilities of $50.1, of which $0.1 was accrued interest. The Company uses these funds for liquidity management and asset liability management in an investment spread strategy, consistent with its other investment spread programs. The Company records the funds under SSAP No. 52, Deposit-Type Contracts, consistent with its accounting for other deposit type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB Atlanta for use in general operations would be accounted for under SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. The tables below indicate the amount of FHLB Atlanta stock purchased, collateral pledged, assets and liabilities related to the agreement with

F-59

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

FHLB Atlanta as of December 31, 2025 and 2024. The Company has determined the actual or estimated maximum borrowing capacity in accordance with FHLB Atlanta regulatory and or specific borrowing limits.

(2)	The tables below indicate the amount of FHLB Atlanta stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Atlanta as of December 31, 2025 and 2024:

FHLB Capital Stock

a.	Aggregate Totals as of December 31, 2025 and 2024:

	2025
Description	Total	General account	Separate accounts
Membership stock — Class A	$—	$—	$—
Membership stock — Class B	11.5	11.5	—
Activity stock	—	—	—
Excess stock	—	—	—

Aggregate total	$11.5	$11.5	$—

Actual or estimated borrowing capacity as determined by the insurer	$750.0	XXX	XXX

	2024
Description	Total	General account	Separate accounts
Membership stock — Class A	$—	$—	$—
Membership stock — Class B	12.0	12.0	—
Activity stock	2.4	2.4	—
Excess stock	—	—	—

Aggregate total	$14.4	$14.4	$—

Actual or estimated borrowing capacity as determined by the insurer	$750.0	XXX	XXX

b.	Membership stock (Class A and B) eligible for redemption

Membership stock	2025 total	Not eligible for redemption	Less than 6 months	6 months to less than 1 year	1 to less than 3 years	3 to 5 years
Class A	$—	$—	$—	$—	$—	$—
Class B	11.5	11.5	—	—	—	—

(3)	Collateral Pledged to FHLB

a.	Amount pledged as of December 31, 2025 and 2024:

	Fair value	Carrying value	Aggregate total borrowing
1. Current year total general and separate accounts total collateral pledged (Lines 2+3)	$—	$—	$—
2. Current year general account total collateral pledged	—	—	—
3. Current year separate accounts total collateral pledged	—	—	—
4. Prior year-end total general and separate accounts total collateral pledged	169.9	186.7	50.0

F-60

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

b.	Maximum amount pledged during reporting period ending December 31, 2025 and 2024:

	Fair value	Carrying value	Amount borrowed at time of maximum collateral
1. Current year total general and separate accounts maximum collateral pledged (Lines 2+3)	$174.0	$186.1	$50.1
2. Current year general account maximum collateral pledged	174.0	186.1	50.1
3. Current year separate accounts maximum collateral pledged	—	—	—
4. Prior year-end total general and separate accounts maximum collateral pledged	190.2	200.7	100.0

(4)	Borrowing from FHLB

a.	As of December 31, 2025, the Company did not have any funding agreements outstanding with FHLB Atlanta.

Amount	as of December 31, 2024:

	2024
Description	Total	General account	Separate accounts	Funding agreements reserves established
1. Debt	$—	$—	$—	XXX
2. Funding agreements	50.1	50.1	—	$50.1
3. Other	—	—	—	XXX

4. Aggregate total (1+2+3)	$50.1	$50.1	$—	$50.1

b.	Maximum amount during reporting period ending December 31, 2025:

Description	Total	General account	Separate accounts
1. Debt	$—	$—	$—
2. Funding agreements	50.1	50.1	—
3. Other	—	—	—

4. Aggregate total (Lines 1+2+3)	$50.1	$50.1	$—

c.	FHLB – prepayment obligations

Description	Does the company have prepayment obligations under the following arrangements (Yes/No)?
Debt	No
Funding agreements	No
Other	No

F-61

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

(12)	Fair Value of Financial Instruments

The following tables set forth the Company’s assets and liabilities that were reported at fair value as of December 31, 2025 and 2024:

	2025
	Level 1	Level 2	Level 3	Net asset value (NAV)	Total
Assets
Perpetual Preferred Stock:
Industrial and miscellaneous	$21.1	$9.2	$1.2	$—	$31.5

Total preferred stock	21.1	9.2	1.2	—	31.5

Common stock:
Industrial and miscellaneous	33.9	—	11.5	—	45.4

Total common stock	33.9	—	11.5	—	45.4

Cash equivalents:
Money market mutual funds	395.4	—	—	—	395.4

Total cash equivalents	395.4	—	—	—	395.4

Derivative assets:
Equity index options	—	—	17.4	—	17.4

Total derivative assets	—	—	17.4	—	17.4

Separate account assets	4,099.0	12.9	—	—	4,111.9

Total assets	$4,549.4	$22.1	$30.1	$—	$4,601.6

	2024
	Level 1	Level 2	Level 3	Net asset value (NAV)	Total
Assets
Perpetual Preferred Stock:
Industrial and miscellaneous	$—	$10.4	$1.1	$—	$11.5

Total preferred stock	—	10.4	1.1	—	11.5

Common stock:
Industrial and miscellaneous	32.5	—	14.4	—	46.9

Total common stock	32.5	—	14.4	—	46.9

Cash equivalents:
Money market mutual funds	272.7	—	—	—	272.7

Total cash equivalents	272.7	—	—	—	272.7

Derivative assets:
Equity index options	—	—	18.9	—	18.9

Total derivative assets	—	—	18.9	—	18.9

Separate account assets	4,156.5	12.6	—	—	4,169.1

Total assets	$4,461.7	$23.0	$34.4	$—	$4,519.1

F-62

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

The following tables present additional information about assets and liabilities measured at fair value for which the Company has utilized significant unobservable (Level 3) inputs to determine fair value as of December 31, 2025, 2024 and 2023:

	2025
Investments	Beginning balance as of January 1, 2025	Transfers in to Level 3	Transfers out of Level 3	Total gains and (losses) included in net income (loss)	Total gains and (losses) included in surplus	Purchases	Issuances	Sales	Settlements	Ending balance as of December 31, 2025
Preferred and Common stock	$15.5	$—	$—	$—	$—	$—	$—	$(2.8)	$—	$12.7
Derivative assets	18.9	—	—	5.4	1.4	12.6	—	(20.9)	—	17.4

Total assets	$34.4	$—	$—	$5.4	$1.4	$12.6	$—	$(23.7)	$—	$30.1

	2024
Investments	Beginning balance as of January 1, 2024	Transfers in to Level 3	Transfers out of Level 3	Total gains and (losses) included in net income (loss)	Total gains and (losses) included in surplus	Purchases	Issuances	Sales	Settlements	Ending balance as of December 31, 2024
Preferred and Common stock	$18.3	$—	$—	$—	$(0.1)	$—	$—	$(2.7)	$—	$15.5
Derivative assets	14.9	—	—	8.0	1.1	16.1	—	(21.2)	—	18.9

Total assets	$33.2	$—	$—	$8.0	$1.0	$16.1	$—	$(23.9)	$—	$34.4

	2023
Investments	Beginning balance as of January 1, 2023	Transfers in to Level 3	Transfers out of Level 3	Total gains and (losses) included in net income (loss)	Total gains and (losses) included in surplus	Purchases	Issuances	Sales	Settlements	Ending balance as of December 31, 2023
Preferred and Common stock	$17.6	$—	$—	$—	$—	$4.1	$—	$(3.4)	$—	$18.3
Derivative assets	5.7	—	—	(3.6)	9.6	12.4	—	(9.2)	—	14.9

Total assets	$23.3	$—	$—	$(3.6)	$9.6	$16.5	$—	$(12.6)	$—	$33.2

Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net income (loss) or change in net unrealized capital gains (losses) based on the appropriate accounting treatment for the instrument.

Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and settlements of investments.

There were no gains or losses for the period included in net income (loss) attributable to unrealized gains (losses) related to assets still held as of the reporting date.

F-63

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

The following tables set forth the Company’s financial instruments’ fair value, admitted amounts and level of fair value amounts as of December 31, 2025 and 2024:

	2025
Financial instruments	Aggregate fair value	Admitted assets	Level 1	Level 2	Level 3	Net asset value (NAV)	Not practicable (carrying value)
Bonds:
ICO	$6,881.2	$7,502.0	$—	$6,262.9	$618.3	$—	$—
ABS	804.5	884.0	—	737.0	67.5
Preferred and common stocks-nonaffiliates	76.9	76.9	55.0	9.2	12.7	—	—
Separate account assets	4,111.9	4,111.9	4,099.0	12.9	—	—	—
Mortgage loans	1,428.1	1,498.2	—	—	1,428.1	—	—
Short-term investments	3.5	3.5	—	—	3.5	—	—
Cash equivalents	395.4	395.4	395.4	—	—	—	—
Other invested assets	128.0	141.9	—	128.0	—	—	—
Derivative assets	23.4	19.0	—	1.6	21.8	—	—
Derivative liabilities	17.7	—	—	2.4	15.3	—	—

	2024
Financial instruments	Aggregate fair value	Admitted assets	Level 1	Level 2	Level 3	Net asset value (NAV)	Not practicable (carrying value)
Bonds	$7,884.6	$8,808.9	$—	$7,248.4	$636.2	$—	$—
Preferred and common stocks-nonaffiliates	81.5	80.5	32.5	33.5	15.5	—	—
Separate account assets	4,169.1	4,169.1	4,156.5	12.6	—	—	—
Mortgage loans	1,476.3	1,599.4	—	—	1,476.3	—	—
Short-term investments	0.7	0.7	—	0.7	—	—	—
Cash equivalents	272.7	272.7	272.7	—	—	—	—
Other invested assets	131.2	147.3	—	131.2	—	—	—
Derivative assets	24.4	20.4	—	3.0	21.4	—	—
Derivative liabilities	12.8	—	—	0.6	12.2	—	—

The carrying value of contract loans, payables and receivables that are financial instruments approximate fair value as of December 31, 2025 and 2024, and therefore are not presented in the tables above. There were no financial instruments for which it was not practicable to estimate fair value.

(13)	Retained Assets

The Company provides a claim form to the beneficiary to choose among various disbursement options which include a payment by check, annuity stream or retained asset account, which the Company refers to as a Secure Access Account. Since April 2011, the Company has required the beneficiary to make a positive election of a retained asset account in order to credit death benefit proceeds from a life insurance policy or an annuity contract to a retained asset account (except in Vermont, whose residents are not eligible for retained asset accounts). Prior to April 2011, in nine states, the Company credited death benefit proceeds from a life insurance policy or an annuity contract to a retained asset account only if the beneficiary affirmatively selected a retained asset account. In all other states (except Vermont, whose residents are not eligible for retained asset accounts) prior to April 2011, the Company credited death benefit proceeds to a retained asset account if the beneficiary affirmatively selected a retained asset account or if the beneficiary failed to select any disbursement options on the claim form.

F-64

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

Credited interest rates ranged from 1.0% to 6.0% and the weighted average crediting rate was 2.6% for the years ended December 31, 2025, 2024, and 2023. The Company discloses the relevant details about its retained asset program, including disclosure of the fact that accounts are not Federal Deposit Insurance Corporation insured, in the information provided to the beneficiary with the claim form and in the supplemental contract issued when a retained asset account is established. The account balance and credited interest are fully backed by the claims-paying ability of the issuing insurance company. The Company’s Secure Access program is fully compliant with guidance on retained asset account programs issued in 1995 by the NAIC, and the NAIC’s sample bulletin on retained asset accounts issued in December 2010.

The following table sets forth the number and balance of retained asset accounts in force as of December 31, 2025 and 2024:

	In force
	2025		2024
	Number of policies	Amount	Number of policies	Amount
Up to and including 12 months	3	$0.1	3	$0.2
13 to 24 months	3	0.2	14	0.6
25 to 36 months	14	0.6	16	1.2
37 to 48 months	14	1.0	30	3.4
49 to 60 months	27	2.8	43	5.0
Over 60 months	1,769	168.0	1,947	181.9

Total	1,830	$172.7	2,053	$192.3

Retained assets are a component of Liability for deposit-type contracts on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus.

The following table presents additional information regarding the changes in the number and balance of the retained asset accounts related to individual contracts for the years ended December 31, 2025, 2024 and 2023. There were no group contracts in 2025, 2024 and 2023.

	2025		2024		2023
	Number of policies	Amount	Number of policies	Amount	Number of policies	Amount
Retained assets accounts as of the beginning of the year	2,053	$192.3	2,385	$229.8	3,663	$293.5
Retained asset accounts issued/ added during the year	5	0.4	3	0.9	14	1.4
Investment earnings credited to retained asset accounts during the year	—	4.7	—	5.4	—	7.3
Fees and other charges assessed to retained asset accounts during the year	—	—	—	—	—	—
Retained asset accounts transferred to state unclaimed property funds during the year	—	—	(1)	—	—	—
Retained asset accounts closed/ withdrawn during the year	(228)	(24.7)	(334)	(43.8)	(1,292)	(72.4)

Retained asset accounts at the end of the year	1,830	$172.7	2,053	$192.3	2,385	$229.8

(14)	Risk Sharing Provisions of the Affordable Care Act

The Company does not write accident and health insurance policies subject to the affordable care act risk sharing provisions. Although the Company holds several accident and health policies in-force, these policies are not subject to the affordable care act sharing provisions.

F-65

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2025, 2024 and 2023

(Dollar amounts in millions)

(15)	Investments in SCA Entities

The Company has two controlling investments in the common stock and one controlling investment in the preferred stock of noninsurance subsidiaries as of December 31, 2025 and 2024:

Description of SCA investment (excluding 8.b.i entities)	Gross amount	Nonadmitted amount	Admitted amount	Date of filing to NAIC	Type of NAIC filing	NAIC response received (yes/no)	2025 NAIC valuation amount	2024 NAIC valuation amount	NAIC reject entity’s valuation method, resubmission required (yes/no)
JAC (VA)	$3.6	$3.6	$—	8/3/2022	Sub-1	yes	$—	$—	no
ASI (VA)*	—	—	—	9/6/2017	Sub-1	yes	—	—	no
Newco (VA)	26.7	—	26.7	7/14/2025	Sub-2	yes	43.7	45.0	no
GFA	0.5	0.5	—	12/5/2017	Sub-1	yes	—	—	no

Aggregate Total	$30.8	$4.1	$26.7				$43.7	$45.0

*	ASI (VA) rounds to zero.

(16)	Reconciliation to the Annual Statement

The accompanying statutory financial statements do not agree to the 2023 Annual Statement of the Company. The following tables summarize the differences:

	2023
	As reported in the Annual Statement	Difference	As reported in the accompanying statutory financial statements
Statutory Statements of Summary of Operations
Federal income taxes	$23.6	$(8.7)	$14.9

Statutory Statements of Changes in Capital and Surplus
Net income	89.7	8.7	98.4
Change in net deferred income taxes	2.1	(8.7)	(6.6)
Change in nonadmitted assets	34.6	(3.3)	31.3
Prior period correction — cross-entity term conversions	32.3	(32.3)	—
Prior period correction — term conversion coding	(3.2)	3.2	—

The 2023 Annual Statement reflected prior period corrections that were recorded through surplus but were corrected in the 2022 audited statutory financial statements. Therefore, there was no change in the ending 2023 capital and surplus.

(17)	Subsequent Events

There were no material events that occurred subsequent to December 31, 2025. Subsequent events have been considered through April 21, 2026, the date the statutory financial statements were available to be issued.

F-66